UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act File Number: 811-04409
Eaton Vance Municipals Trust

(Exact Name of Registrant as Specified in Charter)
Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)
Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)
(617) 482-8260

(Registrant’s Telephone Number)
August 31

Date of Fiscal Year End
August 31, 2010

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance
Investment Managers

EDUCATION

Annual Report August 31, 2010

EATON VANCE MUNICIPALS TRUST

Alabama

Arkansas

Georgia

Kentucky

Louisiana

Maryland

Missouri

North Carolina

Oregon

South Carolina

Tennessee

Virginia

AnnualReportAugust31,2010 EATONVANCEMUNICIPALS TRUST AlabamaArkansasGeorgiaKentuckyLouisianaMarylandMissouriNorthCarolinaOregonSouthCarolinaTennesseeVirg inia

IMPORTANT NOTICES

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (Privacy Policy) with respect to nonpublic personal information about its customers:

•	Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•	None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•	We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc. Our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission (the “SEC”) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC’s website at www.sec.gov.

Eaton Vance Municipal Income Funds as of August 31, 2010
TABLE OF CONTENTS

Eaton Vance Municipal Income Funds as of August 31, 2010
MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE
Economic and Market Conditions
The U.S. economy remained generally stable, if still weak, during the year ending August 31, 2010, even as concerns about high unemployment and budget deficits provoked ongoing skittishness in the capital markets. The U.S. economy grew at an annualized rate of 3.7% in the first quarter of 2010, but slowed to 1.6% in the second quarter, according to the U.S. Department of Commerce. This followed annualized growth rates of 2.2% and 5.6% in the third and fourth quarters of 2009, respectively.
Municipal bond performance was positive for the period, in spite of ongoing negative media attention on the tax-exempt sector. The Barclays Capital Municipal Bond Index (the Index)1— an unmanaged index of municipal bonds traded in the U.S.—gained 9.78% for the period, reflecting continued demand for munis, supported in part by the limited supply of tax-exempt issues due to the success of the Build America Bond program. Demand began to taper off later in the period, however, likely as a result of low yields and concerns about the fiscal stress on many issuers.
Against this backdrop, munis with longer and intermediate maturities performed best during the year, with the 20-year segment of the Index returning 11.52% and the 7-year segment 9.45%. Shorter-maturity bonds in the 5-year segment of the Index returned 7.73%.
Management Discussion
During the year ending August 31, 2010, the Funds’ performances were mixed, relative to the Index and their Lipper peer group averages. Several of the Funds were modestly hedged using Treasury futures—an ongoing strategy that management has employed for many years and is designed to mitigate interest-rate risk. During the second half of the period, the volatile economic situation in Europe and increasing uncertainty about the global economic outlook bolstered the U.S. Treasury market, sending Treasury yields lower and causing the municipal/Treasury ratio to climb from 89.0% at the beginning of 2010 to 104.3% as of August 31, 2010.
As a result, the Funds’ hedged Treasury positions detracted from their relative returns during the second half of the fiscal year. However, this strategy contributed positively during the first half of the fiscal year. Some Funds were hedged more than others, and those Funds underperformed the Index for the year as a whole. Funds with less hedging outperformed the Index.
Management employed leverage in several of the Funds, through which additional exposure to the municipal market was achieved. Leverage has the impact of magnifying a Fund’s exposure to its underlying investments in both up and down markets. During the period, the Funds’ leverage generally helped their relative performance.2
As we move ahead, we continue to focus on state and local government budget deficits, which likely peaked in 2010 or are expected to peak in early 2011. The decline in tax revenues appears to be reaching a bottom, with some municipalities realizing growth in tax receipts due to a combination of slim economic growth and an increase in actual tax rates. However, spending continues to grow faster than tax receipts despite deep spending cuts enacted by some government officials. We will continue to analyze any new developments and solutions that government leaders formulate to address their fiscal problems.
As of February 22, 2010, Thomas M. Metzold became the portfolio manager of Eaton Vance Louisiana Municipal Income Fund. Mr. Metzold is a Vice President and Co-Director of Municipal Investments of Eaton Vance Management (EVM). He has been a portfolio manager of Eaton Vance municipal income funds since 1991.
At a special meeting of shareholders of Eaton Vance Louisiana Municipal Income Fund on October 15, 2010, shareholders approved the reorganization of the Fund into Eaton Vance National Municipal Income Fund. The reorganization is expected to be completed on or about November 5, 2010.

[1]	It is not possible to invest directly in an Index or a Lipper classification. The Index’s total return does not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. The Lipper total returns are the average total returns, at net asset value, of the funds that are in the same Lipper Classification as the Funds.

[2]	Certain Funds employ residual interest bond (RIB) financing. The leverage created by RIB investments provides an opportunity for increased income but, at the same time, creates special risks (including the likelihood of greater volatility of net asset value). See Note 1I to the financial statements for more information on RIB investments.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund. Portfolio information provided in the report may not be representative of the Funds’ current or future investments and may change due to active management.

Eaton Vance Alabama Municipal Income Fund as of August 31, 2010
PERFORMANCE INFORMATION
The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Barclays Capital Municipal Bond Index, an unmanaged index of municipal bonds traded in the U.S., and the Barclays Capital 20 Year Municipal Bond Index, an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 17-22 years. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B, the Barclays Capital Municipal Bond Index and the Barclays Capital 20 Year Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Performance[1]	Class A	Class B	Class C	Class I
Share Class Symbol	ETALX	EVALX	ECALX	EIALX

Average Annual Total Returns (at net asset value)
One Year	11.37%	10.42%	10.52%	11.47%
Five Years	4.58	3.79	N.A.	N.A.
10 Years	5.22	4.45	N.A.	N.A.
Life of Fund†	4.79	4.81	3.93	8.67

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	6.12%	5.42%	9.52%	11.47%
Five Years	3.57	3.45	N.A.	N.A.
10 Years	4.70	4.45	N.A.	N.A.
Life of Fund†	4.48	4.81	3.93	8.67

†	Inception dates: Class A: 12/7/93; Class B: 5/1/92; Class C: 3/21/06; Class I: 3/3/08

Total Annual
Operating Expenses[2]	Class A	Class B	Class C	Class I

Expense Ratio	0.85%	1.60%	1.60%	0.65%

Distribution Rates/Yields	Class A	Class B	Class C	Class I

Distribution Rate[3]	4.00%	3.26%	3.26%	4.20%
Taxable-Equivalent Distribution Rate[3,4]	6.48	5.28	5.28	6.80
SEC 30-day Yield[5]	3.04	2.45	2.44	3.40
Taxable-Equivalent SEC 30-day Yield[4,5]	4.92	3.97	3.95	5.51
Index Performance6 (Average Annual Total Returns)

	Barclays Capital	Barclays Capital 20 Year
	Municipal Bond Index	Municipal Bond Index

One Year	9.78%	11.52%
Five Years	5.02	5.07
10 Years	5.69	6.30
Lipper Averages7 (Average Annual Total Returns)

Lipper Other States Municipal Debt Funds Classification

One Year	9.29%
Five Years	3.82
10 Years	4.66

[1]	Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% — 1st and 2nd years; 4% — 3rd year; 3% — 4th year; 2% — 5th year; 1% — 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year. Class I shares are offered at net asset value. [2] Source: Prospectus dated 1/1/10, as supplemented. Includes interest expense of 0.05% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions, and as a result net asset value and performance have not been affected by this expense. [3] The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last regular distribution per share in the period (annualized) by the net asset value at the end of the period. [4] Taxable-equivalent figures assume a maximum 38.25% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures. [5] The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. [6] It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only. [7] The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Other States Municipal Debt Funds Classification contained 154, 135 and 125 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.
Portfolio Manager: William H. Ahern, Jr., CFA

*	Source: Lipper, Inc. Class B of the Fund commenced investment operations on 5/1/92.

A $10,000 hypothetical investment at net asset value in Class A on 8/31/00, Class C on 3/21/06 (commencement of operations) and Class I on 3/3/08 (commencement of operations) would have been valued at $16,632 ($15,841 at the maximum offering price), $11,869 and $12,306, respectively, on 8/31/10. It is not possible to invest directly in an Index. The Indices’ total returns do not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance Alabama Municipal Income Fund as of August 31, 2010
PORTFOLIO COMPOSITION
Rating Distribution*1

By total investments

*	The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1l to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution as of 8/31/10 is as follows:

AAA	27.0%
AA	21.2%
A	34.2%
BBB	4.4%
BB	1.0%
CCC	1.0%
Not Rated	11.2%
Fund Statistics2

• Number of Issues:	62
• Average Maturity:	19.9 years
• Average Effective Maturity:	8.5 years
• Average Call Protection:	6.7 years
• Average Dollar Price:	$105.42
• RIB Leverage[3]:	2.8%

[1]	Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied.

[2]	Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1l to the Fund’s financial statements.

[3]	See Note 1l to the Fund’s financial statements. RIB leverage represents the amount of Floating Rate Notes outstanding as of 8/31/10 as a percentage of the Fund’s net assets plus Floating Rate Notes.

Eaton Vance Arkansas Municipal Income Fund as of August 31, 2010
PERFORMANCE INFORMATION
The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Barclays Capital Municipal Bond Index, an unmanaged index of municipal bonds traded in the U.S., and the Barclays Capital 20 Year Municipal Bond Index, an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 17-22 years. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B, the Barclays Capital Municipal Bond Index and the Barclays Capital 20 Year Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Performance[1]	Class A	Class B	Class C	Class I
Share Class Symbol	ETARX	EVARX	ECARX	EIARX

Average Annual Total Returns (at net asset value)
One Year	8.39%	7.53%	7.53%	N.A.
Five Years	3.13	2.34	N.A.	N.A.
10 Years	4.45	3.69	N.A.	N.A.
Life of Fund†	4.42	4.28	2.24	1.32	%††

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	3.27%	2.53%	6.53%	N.A.
Five Years	2.14	1.99	N.A.	N.A.
10 Years	3.95	3.69	N.A.	N.A.
Life of Fund†	4.11	4.28	2.24	1.32	%††

†	Inception dates: Class A: 2/9/94; Class B: 10/2/92; Class C: 4/28/06; Class I: 8/3/10

††	Performance is cumulative since share class inception.

Total Annual
Operating Expenses[2]	Class A	Class B	Class C	Class I

Expense Ratio	0.83%	1.58%	1.58%	0.63%

Distribution Rates/Yields	Class A	Class B	Class C	Class I

Distribution Rate[3]	3.98%	3.24%	3.24%	N.A.
Taxable-Equivalent Distribution Rate[3,4]	6.58	5.36	5.36	N.A.
SEC 30-day Yield[5]	3.24	2.66	2.66	N.A.
Taxable-Equivalent SEC 30-day Yield[4,5]	5.36	4.40	4.40	N.A.
Index Performance6 (Average Annual Total Returns)

	Barclays Capital	Barclays Capital 20 Year
	Municipal Bond Index	Municipal Bond Index

One Year	9.78%	11.52%
Five Years	5.02	5.07
10 Years	5.69	6.30
Lipper Averages7 (Average Annual Total Returns)

Lipper Other States Municipal Debt Funds Classification

One Year	9.29%
Five Years	3.82
10 Years	4.66

[1]	Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% — 1st and 2nd years; 4% - 3rd year; 3% — 4th year; 2% — 5th year; 1% — 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year. Class I shares are offered at net asset value. [2] Source: Prospectus dated 1/1/10, as supplemented. Includes interest expense of 0.05% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions, and as a result net asset value and performance have not been affected by this expense. [3] The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last regular distribution per share in the period (annualized) by the net asset value at the end of the period. [4] Taxable-equivalent figures assume a maximum 39.55% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures. [5] The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. [6] It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only. [7] The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Other States Municipal Debt Funds Classification contained 154, 135 and 125 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.
Portfolio Manager: Adam A. Weigold, CFA

*	Source: Lipper, Inc. Class B of the Fund commenced investment operations on 10/2/92.

A $10,000 hypothetical investment at net asset value in Class A on 8/31/00, Class C on 4/28/06 (commencement of operations) and Class I on 8/3/10 (commencement of operations) would have been valued at $15,466 ($14,738 at the maximum offering price), $11,012 and $10,132, respectively, on 8/31/10. It is not possible to invest directly in an Index. The Indices’ total returns do not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance Arkansas Municipal Income Fund as of August 31, 2010
PORTFOLIO COMPOSITION
Rating Distribution*1

By total investments

*	The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution as of 8/31/10 is as follows:

AAA	12.4%
AA	47.2%
A	29.7%
BBB	3.4%
BB	0.6%
CCC	1.1%
Not Rated	5.6%
Fund Statistics2

• Number of Issues:	92
• Average Maturity:	20.2 years
• Average Effective Maturity:	8.1 years
• Average Call Protection:	7.7 years
• Average Dollar Price:	$98.85
• RIB Leverage[3]:	1.1%

[1]	Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied.

[2]	Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements.

[3]	See Note 1l to the Fund’s financial statements. RIB leverage represents the amount of Floating Rate Notes outstanding as of 8/31/10 as a percentage of the Fund’s net assets plus Floating Rate Notes.

Eaton Vance Georgia Municipal Income Fund as of August 31, 2010
PERFORMANCE INFORMATION
The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Barclays Capital Municipal Bond Index, an unmanaged index of municipal bonds traded in the U.S., and the Barclays Capital 20 Year Municipal Bond Index, an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 17-22 years. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B, the Barclays Capital Municipal Bond Index and the Barclays Capital 20 Year Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Performance[1]	Class A	Class B	Class C	Class I
Share Class Symbol	ETGAX	EVGAX	ECGAX	EIGAX

Average Annual Total Returns (at net asset value)
One Year	8.49%	7.80%	7.69%	8.81%
Five Years	3.06	2.32	N.A.	N.A.
10 Years	4.62	3.87	N.A.	N.A.
Life of Fund†	4.21	4.20	2.48	7.19

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	3.38%	2.80%	6.69%	8.81%
Five Years	2.07	1.97	N.A.	N.A.
10 Years	4.11	3.87	N.A.	N.A.
Life of Fund†	3.91	4.20	2.48	7.19

†	Inception dates: Class A: 12/7/93; Class B: 12/23/91; Class C: 4/25/06; Class I: 3/3/08

Total Annual
Operating Expenses[2]	Class A	Class B	Class C	Class I

Expense Ratio	1.01%	1.75%	1.75%	0.80%

Distribution Rates/Yields	Class A	Class B	Class C	Class I

Distribution Rate[3]	4.36%	3.62%	3.62%	4.60%
Taxable-Equivalent Distribution Rate[3,4]	7.14	5.92	5.92	7.53
SEC 30-day Yield[5]	3.74	3.18	3.17	4.12
Taxable-Equivalent SEC 30-day Yield[4,5]	6.12	5.20	5.19	6.74
Index Performance6 (Average Annual Total Returns)

	Barclays Capital	Barclays Capital 20 Year
	Municipal Bond Index	Municipal Bond Index

One Year	9.78%	11.52%
Five Years	5.02	5.07
10 Years	5.69	6.30
Lipper Averages7 (Average Annual Total Returns)

Lipper Georgia Municipal Debt Funds Classification

One Year	8.90%
Five Years	3.67
10 Years	4.70

[1]	Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% — 1st and 2nd years; 4% — 3rd year; 3% — 4th year; 2% — 5th year; 1% — 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year. Class I shares are offered at net asset value. [2] Source: Prospectus dated 1/1/10, as supplemented. Includes interest expense of 0.18% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions, and as a result net asset value and performance have not been affected by this expense. [3] The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last regular distribution per share in the period (annualized) by the net asset value at the end of the period. [4] Taxable-equivalent figures assume a maximum 38.90% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures. [5] The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. [6] It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only. [7] The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Georgia Municipal Debt Funds Classification contained 18, 15 and 14 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.
Portfolio Manager: Adam A. Weigold, CFA

*	Source: Lipper, Inc. Class B of the Fund commenced investment operations on 12/23/91.

A $10,000 hypothetical investment at net asset value in Class A on 8/31/00, Class C on 4/25/06 (commencement of operations) and Class I on 3/3/08 (commencement of operations) would have been valued at $15,711 ($14,964 at the maximum offering price), $11,123 and $11,892, respectively, on 8/31/10. It is not possible to invest directly in an Index. The Indices’ total returns do not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance Georgia Municipal Income Fund as of August 31, 2010
PORTFOLIO COMPOSITION
Rating Distribution*1

By total investments

*	The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution as of 8/31/10 is as follows:

AAA	29.4%
AA	37.4%
A	24.0%
BBB	5.6%
BB	0.9%
CCC	1.1%
Not Rated	1.6%
Fund Statistics2

• Number of Issues:	77
• Average Maturity:	21.7 years
• Average Effective Maturity:	10.5 years
• Average Call Protection:	9.6 years
• Average Dollar Price:	$106.48
• RIB Leverage[3]:	9.6%

[1]	Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied.

[2]	Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements.

[3]	See Note 1l to the Fund’s financial statements. RIB leverage represents the amount of Floating Rate Notes outstanding as of 8/31/10 as a percentage of the Fund’s net assets plus Floating Rate Notes.

Eaton Vance Kentucky Municipal Income Fund as of August 31, 2010
PERFORMANCE INFORMATION
The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Barclays Capital Municipal Bond Index, an unmanaged index of municipal bonds traded in the U.S., and the Barclays Capital 20 Year Municipal Bond Index, an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 17-22 years. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B, the Barclays Capital Municipal Bond Index and the Barclays Capital 20 Year Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Performance[1]	Class A	Class B	Class C	Class I
Share Class Symbol	ETKYX	EVKYX	ECKYX	EIKYX

Average Annual Total Returns (at net asset value)
One Year	10.32%	9.54%	9.42%	N.A.
Five Years	3.54	2.78	N.A.	N.A.
10 Years	4.42	3.67	N.A.	N.A.
Life of Fund†	4.21	4.22	2.90	1.60	%††

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	5.07%	4.54%	8.42%	N.A.
Five Years	2.54	2.43	N.A.	N.A.
10 Years	3.91	3.67	N.A.	N.A.
Life of Fund†	3.91	4.22	2.90	1.60	%††

†	Inception dates: Class A: 12/7/93; Class B: 12/23/91; Class C: 3/23/06; Class I: 8/3/10

††	Performance is cumulative since share class inception.

Total Annual
Operating Expenses[2]	Class A	Class B	Class C	Class I

Expense Ratio	0.78%	1.53%	1.53%	0.58%

Distribution Rates/Yields	Class A	Class B	Class C	Class I

Distribution Rate[3]	4.21%	3.48%	3.47%	N.A.
Taxable-Equivalent Distribution Rate[3,4]	6.89	5.70	5.68	N.A.
SEC 30-day Yield[5]	3.28	2.71	2.70	N.A.
Taxable-Equivalent SEC 30-day Yield[4,5]	5.37	4.44	4.42	N.A.
Index Performance6 (Average Annual Total Returns)

	Barclays Capital	Barclays Capital 20 Year
	Municipal Bond Index	Municipal Bond Index

One Year	9.78%	11.52%
Five Years	5.02	5.07
10 Years	5.69	6.30
Lipper Averages7 (Average Annual Total Returns)

Lipper Other States Municipal Debt Funds Classification

One Year	9.29%
Five Years	3.82
10 Years	4.66

[1]	Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% — 1st and 2nd years; 4% — 3rd year; 3% — 4th year; 2% — 5th year; 1% — 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year. Class I shares are offered at net asset value. [2] Source: Prospectus dated 1/1/10, as supplemented. [3] The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last regular distribution per share in the period (annualized) by the net asset value at the end of the period. [4] Taxable-equivalent figures assume a maximum 38.90% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures. [5] The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. [6] It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only. [7] The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Other States Municipal Debt Funds Classification contained 154, 135 and 125 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.
Portfolio Manager: Adam A. Weigold, CFA

*	Source: Lipper, Inc. Class B of the Fund commenced investment operations on 12/23/91.

A $10,000 hypothetical investment at net asset value in Class A on 8/31/00, Class C on 3/23/06 (commencement of operations) and Class I on 8/3/10 (commencement of operations) would have been valued at $15,413 ($14,676 at the maximum offering price), $11,355 and $10,160, respectively, on 8/31/10. It is not possible to invest directly in an Index. The Indices’ total returns do not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance Kentucky Municipal Income Fund as of August 31, 2010
PORTFOLIO COMPOSITION
Rating Distribution1

By total investments

[1]	Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied.
Fund Statistics

• Number of Issues:	55
• Average Maturity:	17.9 years
• Average Effective Maturity:	7.9 years
• Average Call Protection:	6.9 years
• Average Dollar Price:	$98.12

Eaton Vance Louisiana Municipal Income Fund as of August 31, 2010
PERFORMANCE INFORMATION
The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Barclays Capital Municipal Bond Index, an unmanaged index of municipal bonds traded in the U.S., and the Barclays Capital 20 Year Municipal Bond Index, an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 17-22 years. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B, the Barclays Capital Municipal Bond Index and the Barclays Capital 20 Year Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Performance[1]	Class A	Class B	Class C
Share Class Symbol	ETLAX	EVLAX	ELACX

Average Annual Total Returns (at net asset value)
One Year	11.99%	11.13%	11.12%
Five Years	3.95	3.19	N.A.
10 Years	5.20	4.44	N.A.
Life of Fund†	4.78	4.59	3.79

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	6.63%	6.13%	10.12%
Five Years	2.94	2.84	N.A.
10 Years	4.69	4.44	N.A.
Life of Fund†	4.47	4.59	3.79

†	Inception dates: Class A: 2/14/94; Class B: 10/2/92; Class C: 12/4/07
Total Annual

Operating Expenses[2]	Class A	Class B	Class C

Expense Ratio	0.80%	1.55%	1.54%

Distribution Rates/Yields	Class A	Class B	Class C

Distribution Rate[3]	4.47%	3.72%	3.72%
Taxable-Equivalent Distribution Rate[3,4]	7.32	6.09	6.09
SEC 30-day Yield[5]	3.89	3.34	3.34
Taxable-Equivalent SEC 30-day Yield[4,5]	6.37	5.47	5.47
Index Performance6 (Average Annual Total Returns)

	Barclays Capital	Barclays Capital 20 Year
	Municipal Bond Index	Municipal Bond Index

One Year	9.78%	11.52%
Five Years	5.02	5.07
10 Years	5.69	6.30
Lipper Averages7 (Average Annual Total Returns)

Lipper Other States Municipal Debt Funds Classification

One Year	9.29%
Five Years	3.82
10 Years	4.66

[1]	Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% — 1st and 2nd years; 4% — 3rd year; 3% — 4th year; 2% — 5th year; 1% — 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year. [2] Source: Prospectus dated 1/1/10, as supplemented. Includes interest expense of 0.04% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions, and as a result net asset value and performance have not been affected by this expense. [3] The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last regular distribution per share in the period (annualized) by the net asset value at the end of the period. [4] Taxable-equivalent figures assume a maximum 38.90% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures. [5] The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. [6] It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only. [7] The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Other States Municipal Debt Funds Classification contained 154, 135 and 125 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.
Portfolio Manager: Thomas M. Metzold, CFA

*	Source: Lipper, Inc. Class B of the Fund commenced investment operations on 10/2/92.

A $10,000 hypothetical investment at net asset value in Class A on 8/31/00 and Class C on 12/4/07 (commencement of operations) would have been valued at $16,606 ($15,818 at the maximum offering price) and $11,074, respectively, on 8/31/10. It is not possible to invest directly in an Index. The Indices’ total returns do not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance Louisiana Municipal Income Fund as of August 31, 2010
PORTFOLIO COMPOSITION
Rating Distribution*1

By total investments

*	The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution as of 8/31/10 is as follows:

AAA	36.0%
AA	14.4%
A	30.3%
BBB	17.6%
Not Rated	1.7%
Fund Statistics2

• Number of Issues:	50
• Average Maturity:	23.4 years
• Average Effective Maturity:	10.6 years
• Average Call Protection:	7.4 years
• Average Dollar Price:	$ 100.80
• RIB Leverage[3]:	2.3%

[1]	Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied.

[2]	Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements.

[3]	See Note 1l to the Fund’s financial statements. RIB leverage represents the amount of Floating Rate Notes outstanding as of 8/31/10 as a percentage of the Fund’s net assets plus Floating Rate Notes.

Eaton Vance Maryland Municipal Income Fund as of August 31, 2010
PERFORMANCE INFORMATION
The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Barclays Capital Municipal Bond Index, an unmanaged index of municipal bonds traded in the U.S., and the Barclays Capital 20 Year Municipal Bond Index, an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 17-22 years. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B, the Barclays Capital Municipal Bond Index and the Barclays Capital 20 Year Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Performance[1]	Class A	Class B	Class C	Class I
Share Class Symbol	ETMDX	EVMYX	ECMDX	EIMDX

Average Annual Total Returns (at net asset value)
One Year	10.15%	9.33%	9.33%	10.47%
Five Years	3.68	2.91	N.A.	N.A.
10 Years	4.73	3.96	N.A.	N.A.
Life of Fund†	4.33	4.36	3.04	7.70

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	4.95%	4.33%	8.33%	10.47%
Five Years	2.67	2.56	N.A.	N.A.
10 Years	4.22	3.96	N.A.	N.A.
Life of Fund†	4.03	4.36	3.04	7.70

†	Inception dates: Class A: 12/10/93; Class B: 2/3/92; Class C: 5/2/06; Class I: 3/3/08
Total Annual

Operating Expenses[2]	Class A	Class B	Class C	Class I

Expense Ratio	0.92%	1.68%	1.67%	0.71%

Distribution Rates/Yields	Class A	Class B	Class C	Class I

Distribution Rate[3]	4.11%	3.37%	3.37%	4.31%
Taxable-Equivalent Distribution Rate[3,4]	6.74	5.53	5.53	7.07
SEC 30-day Yield[5]	3.23	2.65	2.64	3.59
Taxable-Equivalent SEC 30-day Yield[4,5]	5.30	4.35	4.33	5.89
Index Performance6 (Average Annual Total Returns)

	Barclays Capital	Barclays Capital 20 Year
	Municipal Bond Index	Municipal Bond Index

One Year	9.78%	11.52%
Five Years	5.02	5.07
10 Years	5.69	6.30
Lipper Averages7 (Average Annual Total Returns)

Lipper Maryland Municipal Debt Funds Classification

One Year	10.48%
Five Years	3.88
10 Years	4.71

[1]	Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% — 1st and 2nd years; 4% — 3rd year; 3% — 4th year; 2% — 5th year; 1% — 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year. Class I shares are offered at net asset value. [2] Source: Prospectus dated 1/1/10, as supplemented. Includes interest expense of 0.10% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions, and as a result net asset value and performance have not been affected by this expense. [3] The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last regular distribution per share in the period (annualized) by the net asset value at the end of the period. [4] Taxable-equivalent figures assume a maximum 39.06% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures. [5] The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. [6] It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only. [7] The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Maryland Municipal Debt Funds Classification contained 35, 26 and 20 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.
Portfolio Manager: Craig R. Brandon, CFA

*	Source: Lipper, Inc. Class B of the Fund commenced investment operations on 2/3/92.

A $10,000 hypothetical investment at net asset value in Class A on 8/31/00, Class C on 5/2/06 (commencement of operations) and Class I on 3/3/08 (commencement of operations) would have been valued at $15,884 ($15,125 at the maximum offering price), $11,386 and $12,033, respectively, on 8/31/10. It is not possible to invest directly in an Index. The Indices’ total returns do not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance Maryland Municipal Income Fund as of August 31, 2010
PORTFOLIO COMPOSITION
Rating Distribution*1

By total investments

*	The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution as of 8/31/10 is as follows:

AAA	25.7%
AA	27.0%
A	30.3%
BBB	6.1%
BB	1.0%
Not Rated	9.9%
Fund Statistics2

• Number of Issues:	79
• Average Maturity:	20.9 years
• Average Effective Maturity:	8.7 years
• Average Call Protection:	7.2 years
• Average Dollar Price:	$104.81
• RIB Leverage[3]:	3.6%

[1]	Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied.

[2]	Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements.

[3]	See Note 1l to the Fund’s financial statements. RIB leverage represents the amount of Floating Rate Notes outstanding as of 8/31/10 as a percentage of the Fund’s net assets plus Floating Rate Notes.

Eaton Vance Missouri Municipal Income Fund as of August 31, 2010
PERFORMANCE INFORMATION
The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Barclays Capital Municipal Bond Index, an unmanaged index of municipal bonds traded in the U.S., and the Barclays Capital 20 Year Municipal Bond Index, an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 17-22 years. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B, the Barclays Capital Municipal Bond Index and the Barclays Capital 20 Year Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Performance[1]	Class A	Class B	Class C	Class I
Share Class Symbol	ETMOX	EVMOX	ECMOX	EIMOX

Average Annual Total Returns (at net asset value)
One Year	9.63%	8.82%	8.82%	N.A.
Five Years	3.07	2.30	N.A.	N.A.
10 Years	4.81	4.06	N.A.	N.A.
Life of Fund†	4.64	4.73	2.35	2.58	%††

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	4.45%	3.82%	7.82%	N.A.
Five Years	2.07	1.96	N.A.	N.A.
10 Years	4.30	4.06	N.A.	N.A.
Life of Fund†	4.34	4.73	2.35	2.58	%††

†	Inception dates: Class A: 12/7/93; Class B: 5/1/92; Class C: 2/16/06; Class I: 8/3/10

††	Performance is cumulative since share class inception.
Total Annual

Operating Expenses[2]	Class A	Class B	Class C	Class I

Expense Ratio	0.84%	1.59%	1.59%	0.64%

Distribution Rates/Yields	Class A	Class B	Class C	Class I

Distribution Rate[3]	3.93%	3.19%	3.19%	N.A.
Taxable-Equivalent Distribution Rate[3,4]	6.36	5.17	5.17	N.A.
SEC 30-day Yield[5]	3.13	2.54	2.54	N.A.
Taxable-Equivalent SEC 30-day Yield[4,5]	5.07	4.11	4.11	N.A.
Index Performance6 (Average Annual Total Returns)

	Barclays Capital	Barclays Capital 20 Year
	Municipal Bond Index	Municipal Bond Index

One Year	9.78%	11.52%
Five Years	5.02	5.07
10 Years	5.69	6.30
Lipper Averages 7 (Average Annual Total Returns)

Lipper Other States Municipal Debt Funds Classification

One Year	9.29%
Five Years	3.82
10 Years	4.66

[1]	Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% — 1st and 2nd years; 4% — 3rd year; 3% — 4th year; 2% — 5th year; 1% — 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year. Class I shares are offered at net asset value. [2] Source: Prospectus dated 1/1/10, as supplemented. Includes interest expense of 0.04% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions, and as a result net asset value and performance have not been affected by this expense. [3] The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last regular distribution per share in the period (annualized) by the net asset value at the end of the period. [4] Taxable-equivalent figures assume a maximum 38.25% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures. [5] The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. [6] It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only. [7] The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Other States Municipal Debt Funds Classification contained 154, 135 and 125 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.
Portfolio Manager: Cynthia J. Clemson

*	Source: Lipper, Inc. Class B of the Fund commenced investment operations on 5/1/92.

A $10,000 hypothetical investment at net asset value in Class A on 8/31/00, Class C on 2/16/06 (commencement of operations) and Class I on 8/3/10 (commencement of operations) would have been valued at $16,005 ($15,239 at the maximum offering price), $11,110 and $10,258, respectively, on 8/31/10. It is not possible to invest directly in an Index. The Indices’ total returns do not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance Missouri Municipal Income Fund as of August 31, 2010
PORTFOLIO COMPOSITION
Rating Distribution*1

By total investments

*	The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution as of 8/31/10 is as follows:

AAA	28.6%
AA	36.0%
A	21.4%
BBB	7.3%
B	1.1%
Not Rated	5.6%
Fund Statistics2

• Number of Issues:	93
• Average Maturity:	17.6 years
• Average Effective Maturity:	9.5 years
• Average Call Protection:	8.3 years
• Average Dollar Price:	$101.26
• RIB Leverage[3]:	2.9%

[1]	Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied.

[2]	Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements.

[3]	See Note 1l to the Fund’s financial statements. RIB leverage represents the amount of Floating Rate Notes outstanding as of 8/31/10 as a percentage of the Fund’s net assets plus Floating Rate Notes.

Eaton Vance North Carolina Municipal Income Fund as of August 31, 2010
PERFORMANCE INFORMATION
The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Barclays Capital Municipal Bond Index, an unmanaged index of municipal bonds traded in the U.S., and the Barclays Capital 20 Year Municipal Bond Index, an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 17-22 years. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B, the Barclays Capital Municipal Bond Index and the Barclays Capital 20 Year Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Performance[1]	Class A	Class B	Class C	Class I
Share Class Symbol	ETNCX	EVNCX	ECNCX	EINCX

Average Annual Total Returns (at net asset value)
One Year	10.92%	10.14%	10.13%	11.23%
Five Years	4.58	3.82	N.A.	N.A.
10 Years	4.79	4.03	N.A.	N.A.
Life of Fund†	4.49	4.48	4.16	8.88

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	5.64%	5.14%	9.13%	11.23%
Five Years	3.56	3.48	N.A.	N.A.
10 Years	4.29	4.03	N.A.	N.A.
Life of Fund†	4.19	4.48	4.16	8.88

†	Inception dates: Class A: 12/7/93; Class B: 10/23/91; Class C: 5/2/06; Class I: 3/3/08

Total Annual
Operating Expenses[2]	Class A	Class B	Class C	Class I

Expense Ratio	0.93%	1.68%	1.68%	0.74%

Distribution Rates/Yields	Class A	Class B	Class C	Class I

Distribution Rate[3]	4.40%	3.66%	3.64%	4.60%
Taxable-Equivalent Distribution Rate[3,4]	7.34	6.10	6.07	7.67
SEC 30-day Yield[5]	3.76	3.21	3.21	4.15
Taxable-Equivalent SEC 30-day Yield[4,5]	6.27	5.35	5.35	6.92
Index Performance6 (Average Annual Total Returns)

	Barclays Capital	Barclays Capital 20 Year
	Municipal Bond Index	Municipal Bond Index

One Year	9.78%	11.52%
Five Years	5.02	5.07
10 Years	5.69	6.30

Lipper Averages7 (Average Annual Total Returns)

Lipper North Carolina Municipal Debt Funds Classification
One Year	10.43%
Five Years	3.94
10 Years	4.71

[1]	Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% — 1st and 2nd years; 4% — 3rd year; 3% — 4th year; 2% — 5th year; 1% — 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year. Class I shares are offered at net asset value. [2] Source: Prospectus dated 1/1/10, as supplemented. Includes interest expense of 0.11% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions, and as a result net asset value and performance have not been affected by this expense. [3] The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last regular distribution per share in the period (annualized) by the net asset value at the end of the period. [4] Taxable-equivalent figures assume a maximum 40.04% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures. [5] The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. [6] It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only. [7] The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper North Carolina Municipal Debt Funds Classification contained 24, 18 and 15 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.
Portfolio Manager: Thomas M. Metzold, CFA

*	Source: Lipper, Inc. Class B of the Fund commenced investment operations on 10/23/91.

A $10,000 hypothetical investment at net asset value in Class A on 8/31/00, Class C on 5/2/06 (commencement of operations) and Class I on 3/3/08 (commencement of operations) would have been valued at $15,977 ($15,221 at the maximum offering price), $11,932 and $12,366, respectively, on 8/31/10. It is not possible to invest directly in an Index. The Indices’ total returns do not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance North Carolina Municipal Income Fund as of August 31, 2010
PORT FOLIO COMPOSITION
Rating Distribution*1

By total investments

*	The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution as of 8/31/10 is as follows:

AAA	33.2%
AA	46.2%
A	15.8%
BBB	2.6%
Not Rated	2.2%
Fund Statistics2

• Number of Issues:	89
• Average Maturity:	22.0 years
• Average Effective Maturity:	10.3 years
• Average Call Protection:	9.5 years
• Average Dollar Price:	$102.33
• RIB Leverage[3]:	12.4%

[1]	Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied.

[2]	Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements.

[3]	See Note 1l to the Fund’s financial statements. RIB leverage represents the amount of Floating Rate Notes outstanding as of 8/31/10 as a percentage of the Fund’s net assets plus Floating Rate Notes. Floating Rate Notes reflect the effect of RIBs purchased in secondary market transactions.

Eaton Vance Oregon Municipal Income Fund as of August 31, 2010
PERFORMANCE INFORMATION
The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Barclays Capital Municipal Bond Index, an unmanaged index of municipal bonds traded in the U.S., and the Barclays Capital 20 Year Municipal Bond Index, an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 17-22 years. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B, the Barclays Capital Municipal Bond Index and the Barclays Capital 20 Year Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Performance[1]	Class A	Class B	Class C	Class I
Share Class Symbol	ETORX	EVORX	ECORX	EIORX

Average Annual Total Returns (at net asset value)
One Year	12.77%	11.92%	11.91%	N.A.
Five Years	4.12	3.35	N.A.	N.A.
10 Years	4.78	4.00	N.A.	N.A.
Life of Fund†	4.51	4.57	3.14	4.11	%††

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	7.46%	6.92%	10.91%	N.A.
Five Years	3.12	3.01	N.A.	N.A.
10 Years	4.27	4.00	N.A.	N.A.
Life of Fund†	4.20	4.57	3.14	4.11	%††

†	Inception dates: Class A: 12/28/93; Class B: 12/24/91; Class C: 3/2/06; Class I: 8/3/10

††	Performance is cumulative since share class inception.

Total Annual
Operating Expenses[2]	Class A	Class B	Class C	Class I

Expense Ratio	0.94%	1.68%	1.69%	0.74%

Distribution Rates/Yields	Class A	Class B	Class C	Class I

Distribution Rate[3]	4.48%	3.75%	3.75%	N.A.
Taxable-Equivalent Distribution Rate[3,4]	7.74	6.48	6.48	N.A.
SEC 30-day Yield[5]	4.09	3.55	3.56	N.A.
Taxable-Equivalent SEC 30-day Yield[4,5]	7.07	6.14	6.15	N.A.
Index Performance6 (Average Annual Total Returns)

	Barclays Capital	Barclays Capital 20 Year
	Municipal Bond Index	Municipal Bond Index

One Year	9.78%	11.52%
Five Years	5.02	5.07
10 Years	5.69	6.30
Lipper Averages7 (Average Annual Total Returns)

Lipper Other States Municipal Debt Funds Classification
One Year	9.29%
Five Years	3.82
10 Years	4.66

[1]	Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% — 1st and 2nd years; 4% — 3rd year; 3% — 4th year; 2% — 5th year; 1% — 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year. Class I shares are offered at net asset value. [2] Source: Prospectus dated 1/1/10, as supplemented. Includes interest expense of 0.12% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions, and as a result net asset value and performance have not been affected by this expense. [3] The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last regular distribution per share in the period (annualized) by the net asset value at the end of the period. [4] Taxable-equivalent figures assume a maximum 42.15% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures. [5] The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. [6] It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only. [7] The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Other States Municipal Debt Funds Classification contained 154, 135 and 125 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.
Portfolio Manager: Thomas M. Metzold, CFA

*	Source: Lipper, Inc. Class B of the Fund commenced investment operations on 12/24/91.

A $10,000 hypothetical investment at net asset value in Class A on 8/31/00, Class C on 3/2/06 (commencement of operations) and Class I on 8/3/10 (commencement of operations) would have been valued at $15,949 ($15,187 at the maximum offering price), $11,495 and $10,411, respectively, on 8/31/10. It is not possible to invest directly in an Index. The Indices’ total returns do not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance Oregon Municipal Income Fund as of August 31, 2010
PORT FOLIO COMPOSITION
Rating Distribution*1

By total investments

*	The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution as of 8/31/10 is as follows:

AAA	9.9%
AA	53.4%
A	22.9%
BBB	9.2%
BB	0.4%
CCC	0.9%
Not Rated	3.3%
Fund Statistics2

• Number of Issues:	98
• Average Maturity:	22.2 years
• Average Effective Maturity:	12.8 years
• Average Call Protection:	12.3 years
• Average Dollar Price:	$87.19
• RIB Leverage[3]:	6.4%

[1]	Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied.

[2]	Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements.

[3]	See Note 1l to the Fund’s financial statements. RIB leverage represents the amount of Floating Rate Notes outstanding as of 8/31/10 as a percentage of the Fund’s net assets plus Floating Rate Notes.

Eaton Vance South Carolina Municipal Income Fund as of August 31, 2010
PERFORMANCE INFORMATION
The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Barclays Capital Municipal Bond Index, an unmanaged index of municipal bonds traded in the U.S., and the Barclays Capital 20 Year Municipal Bond Index, an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 17-22 years. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B, the Barclays Capital Municipal Bond Index and the Barclays Capital 20 Year Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Performance[1]	Class A	Class B	Class C	Class I
Share Class Symbol	EASCX	EVSCX	ECSCX	EISCX

Average Annual Total Returns (at net asset value)
One Year	12.12%	11.31%	11.31%	12.32%
Five Years	3.39	2.61	N.A.	N.A.
10 Years	5.24	4.47	N.A.	N.A.
Life of Fund†	4.66	4.48	2.92	9.24

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	6.82%	6.31%	10.31%	12.32%
Five Years	2.39	2.27	N.A.	N.A.
10 Years	4.72	4.47	N.A.	N.A.
Life of Fund†	4.35	4.48	2.92	9.24

†	Inception dates: Class A: 2/14/94; Class B: 10/2/92; Class C: 1/12/06; Class I: 3/3/08

Total Annual
Operating Expenses[2]	Class A	Class B	Class C	Class I

Expense Ratio	0.90%	1.66%	1.65%	0.70%

Distribution Rates/Yields	Class A	Class B	Class C	Class I

Distribution Rate[3]	4.40%	3.67%	3.67%	4.55%
Taxable-Equivalent Distribution Rate[3,4]	7.28	6.07	6.07	7.53
SEC 30-day Yield[5]	3.99	3.46	3.46	4.39
Taxable-Equivalent SEC 30-day Yield[4,5]	6.60	5.72	5.72	7.26
Index Performance6 (Average Annual Total Returns)

	Barclays Capital	Barclays Capital 20 Year
	Municipal Bond Index	Municipal Bond Index

One Year	9.78%	11.52%
Five Years	5.02	5.07
10 Years	5.69	6.30

Lipper Averages[7] (Average Annual Total Returns)

Lipper Other States Municipal Debt Funds Classification
One Year		9.29%
Five Years		3.82
10 Years		4.66

[1]	Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% — 1st and 2nd years; 4% — 3rd year; 3% — 4th year; 2% — 5th year; 1% — 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year. Class I shares are offered at net asset value. [2] Source: Prospectus dated 1/1/10, as supplemented. Includes interest expense of 0.10% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions, and as a result net asset value and performance have not been affected by this expense. [3] The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last regular distribution per share in the period (annualized) by the net asset value at the end of the period. [4] Taxable-equivalent figures assume a maximum 39.55% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures. [5] The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. [6] It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only. [7] The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Other States Municipal Debt Funds Classification contained 154, 135 and 125 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.
Portfolio Manager: Thomas M. Metzold, CFA

*	Source: Lipper, Inc. Class B of the Fund commenced investment operations on 10/2/92.

A $10,000 hypothetical investment at net asset value in Class A on 8/31/00, Class C on 1/12/06 (commencement of operations) and Class I on 3/3/08 (commencement of operations) would have been valued at $16,664 ($15,871 at the maximum offering price), $11,430 and $12,469, respectively, on 8/31/10. It is not possible to invest directly in an Index. The Indices’ total returns do not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance South Carolina Municipal Income Fund as of August 31, 2010
PORTFOLIO COMPOSITION
Rating Distribution*1

By total investments

*	The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution as of 8/31/10 is as follows:

AAA	27.6%
AA	24.4%
A	32.4%
BBB	12.6%
CCC	0.2%
Not Rated	2.8%
Fund Statistics2

• Number of Issues:	78
• Average Maturity:	21.7 years
• Average Effective Maturity:	10.5 years
• Average Call Protection:	9.8 years
• Average Dollar Price:	$100.94
• RIB Leverage[3]:	11.7%

[1]	Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied.

[2]	Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements.

[3]	See Note 1l to the Fund’s financial statements. RIB leverage represents the amount of Floating Rate Notes outstanding as of 8/31/10 as a percentage of the Fund’s net assets plus Floating Rate Notes. Floating Rate Notes reflect the effect of RIBs purchased in secondary market transactions.

Eaton Vance Tennessee Municipal Income Fund as of August 31, 2010
PERFORMANCE INFORMATION
The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Barclays Capital Municipal Bond Index, an unmanaged index of municipal bonds traded in the U.S., and the Barclays Capital 20 Year Municipal Bond Index, an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 17-22 years. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B, the Barclays Capital Municipal Bond Index and the Barclays Capital 20 Year Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Performance[1]	Class A	Class B	Class C	Class I
Share Class Symbol	ETTNX	EVTNX	ECTNX	EITNX

Average Annual Total Returns (at net asset value)
One Year	7.71%	6.86%	6.97%	N.A.
Five Years	2.43	1.68	N.A.	N.A.
10 Years	4.10	3.34	N.A.	N.A.
Life of Fund†	4.21	4.21	1.76	1.12	%††

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	2.62%	1.86%	5.97%	N.A.
Five Years	1.44	1.33	N.A.	N.A.
10 Years	3.60	3.34	N.A.	N.A.
Life of Fund†	3.91	4.21	1.76	1.12	%††

†	Inception dates: Class A: 12/9/93; Class B: 8/25/92; Class C: 5/2/06; Class I: 8/3/10

††	Performance is cumulative since share class inception.

Total Annual Operating Expenses[2]	Class A	Class B	Class C	Class I

Expense Ratio	0.82%	1.57%	1.57%	0.62%

Distribution Rates/Yields	Class A	Class B	Class C	Class I

Distribution Rate[3]	4.06%	3.32%	3.31%	N.A.
Taxable-Equivalent Distribution Rate[3,4]	6.64	5.43	5.42	N.A.
SEC 30-day Yield[5]	2.93	2.33	2.32	N.A.
Taxable-Equivalent SEC 30-day Yield[4,5]	4.80	3.81	3.80	N.A.
Index Performance6 (Average Annual Total Returns)

	Barclays Capital	Barclays Capital 20 Year
	Municipal Bond Index	Municipal Bond Index
One Year	9.78%	11.52%
Five Years	5.02	5.07
10 Years	5.69	6.30
Lipper Averages7 (Average Annual Total Returns)

Lipper Other States Municipal Debt Funds Classification
One Year	9.29%
Five Years	3.82
10 Years	4.66

[1]	Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% — 1st and 2nd years; 4% — 3rd year; 3% — 4th year; 2% — 5th year; 1% — 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year. Class I shares are offered at net asset value. [2] Source: Prospectus dated 1/1/10, as supplemented. Includes interest expense of 0.03% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions, and as a result net asset value and performance have not been affected by this expense. [3] The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last regular distribution per share in the period (annualized) by the net asset value at the end of the period. [4] Taxable-equivalent figures assume a maximum 38.90% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures. [5] The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. [6] It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only. [7] The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Other States Municipal Debt Funds Classification contained 154, 135 and 125 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.
Portfolio Manager: Adam A. Weigold, CFA

*	Source: Lipper, Inc. Class B of the Fund commenced investment operations on 8/25/92.

A $10,000 hypothetical investment at net asset value in Class A on 8/31/00, Class C on 5/2/06 (commencement of operations) and Class I on 8/3/10 (commencement of operations) would have been valued at $14,947 ($14,241 at the maximum offering price), $10,784 and $10,112, respectively, on 8/31/10. It is not possible to invest directly in an Index. The Indices’ total returns do not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance Tennessee Municipal Income Fund as of August 31, 2010
PORTFOLIO COMPOSITION
Rating Distribution*1

By total investments

*	The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution as of 8/31/10 is as follows:

AAA	25.1%
AA	40.5%
A	19.9%
BBB	6.6%
Not Rated	7.9%
Fund Statistics2

• Number of Issues:	76
• Average Maturity:	19.1 years
• Average Effective Maturity:	9.8 years
• Average Call Protection:	8.0 years
• Average Dollar Price:	$100.32
• RIB Leverage[3]:	0.7%

[1]	Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied.

[2]	Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements.

[3]	See Note 1l to the Fund’s financial statements. RIB leverage represents the amount of Floating Rate Notes outstanding as of 8/31/10 as a percentage of the Fund’s net assets plus Floating Rate Notes.

Eaton Vance Virginia Municipal Income Fund as of August 31, 2010
PERFORMANCE INFORMATION
The line graph and table set forth below provide information about the Fund’s performance. The line graph compares the performance of Class B of the Fund with that of the Barclays Capital Municipal Bond Index, an unmanaged index of municipal bonds traded in the U.S., and the Barclays Capital 20 Year Municipal Bond Index, an unmanaged index of municipal bonds traded in the U.S. with maturities ranging from 17-22 years. The lines on the graph represent the total returns of a hypothetical investment of $10,000 in each of Class B, the Barclays Capital Municipal Bond Index and the Barclays Capital 20 Year Municipal Bond Index. The table includes the total returns of each Class of the Fund at net asset value and maximum public offering price. The performance presented below does not reflect the deduction of taxes, if any, that a shareholder would pay on distributions or redemptions of Fund shares.

Performance[1]	Class A	Class B	Class C	Class I
Share Class Symbol	ETVAX	EVVAX	ECVAX	EVAIX

Average Annual Total Returns (at net asset value)
One Year	5.97%	5.19%	5.19%	6.30%
Five Years	1.64	0.88	N.A.	N.A.
10 Years	3.86	3.10	N.A.	N.A.
Life of Fund†	3.94	4.15	0.98	5.36

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	0.90%	0.19%	4.19%	6.30%
Five Years	0.66	0.54	N.A.	N.A.
10 Years	3.36	3.10	N.A.	N.A.
Life of Fund†	3.64	4.15	0.98	5.36

†	Inception dates: Class A: 12/17/93; Class B: 7/26/91; Class C: 2/8/06; Class I: 3/3/08

Total Annual
Operating Expenses[2]	Class A	Class B	Class C	Class I

Expense Ratio	0.95%	1.70%	1.71%	0.76%

Distribution Rates/Yields	Class A	Class B	Class C	Class I

Distribution Rate[3]	4.74%	4.00%	4.00%	5.00%
Taxable-Equivalent Distribution Rate[3,4]	7.74	6.53	6.53	8.16
SEC 30-day Yield[5]	3.75	3.19	3.19	4.14
Taxable-Equivalent SEC 30-day Yield[4,5]	6.12	5.21	5.21	6.76
Index Performance6 (Average Annual Total Returns)

	Barclays Capital	Barclays Capital 20 Year
	Municipal Bond Index	Municipal Bond Index

One Year	9.78%	11.52%
Five Years	5.02	5.07
10 Years	5.69	6.30
Lipper Averages7 (Average Annual Total Returns)

Lipper Virginia Municipal Debt Funds Classification

One Year	9.39%
Five Years	3.73
10 Years	4.63

[1]	Average Annual Total Returns do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. If sales charges were deducted, the returns would be lower. SEC Average Annual Total Returns for Class A reflect the maximum 4.75% sales charge. SEC Average Annual Total Returns for Class B reflect the applicable CDSC based on the following schedule: 5% — 1st and 2nd years; 4% — 3rd year; 3% — 4th year; 2% — 5th year; 1% — 6th year. SEC Average Annual Total Returns for Class C reflect a 1% CDSC for the first year. Class I shares are offered at net asset value. [2] Source: Prospectus dated 1/1/10, as supplemented. Includes interest expense of 0.12% relating to the Fund’s liability with respect to floating rate notes held by third parties in conjunction with residual interest bond transactions by the Fund. The Fund also records offsetting interest income in an amount equal to this expense relating to the municipal obligations underlying such transactions, and as a result net asset value and performance have not been affected by this expense. [3] The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated by dividing the last regular distribution per share in the period (annualized) by the net asset value at the end of the period. [4] Taxable-equivalent figures assume a maximum 38.74% combined federal and state income tax rate. A lower tax rate would result in lower tax-equivalent figures. [5] The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result. [6] It is not possible to invest directly in an Index. The Indices’ total returns do not reflect the expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices. Index performance is available as of month end only. [7] The Lipper Averages are the average annual total returns, at net asset value, of the funds that are in the same Lipper Classification as the Fund. It is not possible to invest in a Lipper Classification. Lipper Classifications may include insured and uninsured funds, as well as leveraged and unleveraged funds. The Lipper Virginia Municipal Debt Funds Classification contained 30, 23 and 21 funds for the 1-year, 5-year and 10-year time periods, respectively. Lipper Averages are available as of month end only.
Portfolio Manager: Adam A. Weigold, CFA

*	Source: Lipper, Inc. Class B of the Fund commenced investment operations on 7/26/91.

A $10,000 hypothetical investment at net asset value in Class A on 8/31/00, Class C on 2/8/06 (commencement of operations) and Class I on 3/3/08 (commencement of operations) would have been valued at $14,607 ($13,913 at the maximum offering price), $10,455 and $11,392, respectively, on 8/31/10. It is not possible to invest directly in an Index. The Indices’ total returns do not reflect expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Indices.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Eaton Vance Virginia Municipal Income Fund as of August 31, 2010
PORTFOLIO COMPOSITION
Rating Distribution*1

By total investments

*	The rating distribution presented above includes the ratings of securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements. Absent such securities, the Fund’s rating distribution as of 8/31/10 is as follows:

AAA	23.1%
AA	38.5%
A	24.3%
BBB	10.2%
BB	1.0%
Not Rated	2.9%
Fund Statistics2

• Number of Issues:	68
• Average Maturity:	21.8 years
• Average Effective Maturity:	11.8 years
• Average Call Protection:	8.5 years
• Average Dollar Price:	$106.26
• RIB Leverage[3]:	6.4%

[1]	Rating Distribution is determined by dividing the total market value of the issues by the total investments of the Fund. Ratings are based on Moody’s, S&P or Fitch, as applicable. Credit ratings are based largely on the rating agency’s investment analysis at the time of rating and the rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition. The rating assigned to a security by a rating agency does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. If securities are rated differently by the rating agencies, the higher rating is applied.

[2]	Fund holdings information excludes securities held by special purpose vehicles in which the Fund holds a residual interest. See Note 1I to the Fund’s financial statements.

[3]	See Note 1l to the Fund’s financial statements. RIB leverage represents the amount of Floating Rate Notes outstanding as of 8/31/10 as a percentage of the Fund’s net assets plus Floating Rate Notes. Floating Rate Notes reflect the effect of RIBs purchased in secondary market transactions.

Eaton Vance Municipal Income Funds as of August 31, 2010

FUND EXPENSES

Example: As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2010 – August 31, 2010).

Actual Expenses: The first section of each table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of each table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in each table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Eaton Vance Alabama Municipal Income Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(3/1/10)	(8/31/10)	(3/1/10 – 8/31/10)

Actual
Class A	$1,000.00	$1,054.60	$3.94
Class B	$1,000.00	$1,050.50	$7.80
Class C	$1,000.00	$1,050.50	$7.80
Class I	$1,000.00	$1,054.60	$2.90

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.40	$3.87
Class B	$1,000.00	$1,017.60	$7.68
Class C	$1,000.00	$1,017.60	$7.68
Class I	$1,000.00	$1,022.40	$2.85

*	Expenses are equal to the Fund’s annualized expense ratio of 0.76% for Class A shares, 1.51% for Class B shares, 1.51% for Class C shares and 0.56% for Class I shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2010.

Eaton Vance Municipal Income Funds as of August 31, 2010

FUND EXPENSES CONT’D

Eaton Vance Arkansas Municipal Income Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	(3/1/10)	(8/31/10)	(3/1/10 – 8/31/10)

Actual*
Class A	$1,000.00	$1,028.50	$3.94
Class B	$1,000.00	$1,024.10	$7.75
Class C	$1,000.00	$1,024.10	$7.75
Class I	$1,000.00	$1,013.20	$0.45

Hypothetical**
(5% return per year before expenses)
Class A	$1,000.00	$1,021.30	$3.92
Class B	$1,000.00	$1,017.50	$7.73
Class C	$1,000.00	$1,017.50	$7.73
Class I	$1,000.00	$1,022.40	$2.85

*	Class I had not commenced operations on March 1, 2010. Actual expenses are equal to the Fund’s annualized expense ratio of 0.77% for Class A shares, 1.52% for Class B shares, 1.52% for Class C shares and 0.56% for Class I shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period); 29/365 for Class I (to reflect the period from commencement of operations on August 3, 2010 to August 31, 2010). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2010 (August 2, 2010 for Class I).

**	Hypothetical expenses are equal to the Fund’s annualized expense ratio of 0.77% for Class A shares, 1.52% for Class B shares, 1.52% for Class C shares and 0.56% for Class I shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2010 (August 2, 2010 for Class I).

Eaton Vance Municipal Income Funds as of August 31, 2010

FUND EXPENSES CONT’D

Eaton Vance Georgia Municipal Income Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(3/1/10)	(8/31/10)	(3/1/10 – 8/31/10)

Actual
Class A	$1,000.00	$1,028.70	$4.45
Class B	$1,000.00	$1,025.60	$8.27
Class C	$1,000.00	$1,024.50	$8.27
Class I	$1,000.00	$1,029.70	$3.38

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.80	$4.43
Class B	$1,000.00	$1,017.00	$8.24
Class C	$1,000.00	$1,017.00	$8.24
Class I	$1,000.00	$1,021.90	$3.36

*	Expenses are equal to the Fund’s annualized expense ratio of 0.87% for Class A shares, 1.62% for Class B shares, 1.62% for Class C shares and 0.66% for Class I shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2010.

Eaton Vance Municipal Income Funds as of August 31, 2010

FUND EXPENSES CONT’D

Eaton Vance Kentucky Municipal Income Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	(3/1/10)	(8/31/10)	(3/1/10 – 8/31/10)

Actual*
Class A	$1,000.00	$1,036.70	$3.90
Class B	$1,000.00	$1,032.80	$7.74
Class C	$1,000.00	$1,032.80	$7.74
Class I	$1,000.00	$1,016.00	$0.45

Hypothetical**
(5% return per year before expenses)
Class A	$1,000.00	$1,021.40	$3.87
Class B	$1,000.00	$1,017.60	$7.68
Class C	$1,000.00	$1,017.60	$7.68
Class I	$1,000.00	$1,022.40	$2.85

*	Class I had not commenced operations on March 1, 2010. Actual expenses are equal to the Fund’s annualized expense ratio of 0.76% for Class A shares, 1.51% for Class B shares, 1.51% for Class C shares and 0.56% for Class I shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period); 29/365 for Class I (to reflect the period from commencement of operations on August 3, 2010 to August 31, 2010). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2010 (August 2, 2010 for Class I).

**	Hypothetical expenses are equal to the Fund’s annualized expense ratio of 0.76% for Class A shares, 1.51% for Class B shares, 1.51% for Class C shares and 0.56% for Class I shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2010 (August 2, 2010 for Class I).

Eaton Vance Municipal Income Funds as of August 31, 2010

FUND EXPENSES CONT’D

Eaton Vance Louisiana Municipal Income Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(3/1/10)	(8/31/10)	(3/1/10 – 8/31/10)

Actual
Class A	$1,000.00	$1,056.30	$3.78
Class B	$1,000.00	$1,052.60	$7.66
Class C	$1,000.00	$1,051.50	$7.65

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.50	$3.72
Class B	$1,000.00	$1,017.70	$7.53
Class C	$1,000.00	$1,017.70	$7.53

*	Expenses are equal to the Fund’s annualized expense ratio of 0.73% for Class A shares, 1.48% for Class B shares and 1.48% for Class C shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2010.

Eaton Vance Maryland Municipal Income Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(3/1/10)	(8/31/10)	(3/1/10 – 8/31/10)

Actual
Class A	$1,000.00	$1,039.70	$4.16
Class B	$1,000.00	$1,035.30	$8.00
Class C	$1,000.00	$1,035.30	$8.00
Class I	$1,000.00	$1,040.60	$3.14

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.10	$4.13
Class B	$1,000.00	$1,017.30	$7.93
Class C	$1,000.00	$1,017.30	$7.93
Class I	$1,000.00	$1,022.10	$3.11

*	Expenses are equal to the Fund’s annualized expense ratio of 0.81% for Class A shares, 1.56% for Class B shares, 1.56% for Class C shares and 0.61% for Class I shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2010.

Eaton Vance Municipal Income Funds as of August 31, 2010

FUND EXPENSES CONT’D

Eaton Vance Missouri Municipal Income Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	(3/1/10)	(8/31/10)	(3/1/10 – 8/31/10)

Actual*
Class A	$1,000.00	$1,042.20	$3.96
Class B	$1,000.00	$1,039.20	$7.86
Class C	$1,000.00	$1,039.20	$7.81
Class I	$1,000.00	$1,025.80	$0.47

Hypothetical**
(5% return per year before expenses)
Class A	$1,000.00	$1,021.30	$3.92
Class B	$1,000.00	$1,017.50	$7.78
Class C	$1,000.00	$1,017.50	$7.73
Class I	$1,000.00	$1,022.30	$2.96

*	Class I had not commenced operations on March 1, 2010. Actual expenses are equal to the Fund’s annualized expense ratio of 0.77% for Class A shares, 1.53% for Class B shares, 1.52% for Class C shares and 0.58% for Class I shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period); 29/365 for Class I (to reflect the period from commencement of operations on August 3, 2010 to August 31, 2010). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2010 (August 2, 2010 for Class I).

**	Hypothetical expenses are equal to the Fund’s annualized expense ratio of 0.77% for Class A shares, 1.53% for Class B shares, 1.52% for Class C shares and 0.58% for Class I shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2010 (August 2, 2010 for Class I).

Eaton Vance Municipal Income Funds as of August 31, 2010

FUND EXPENSES CONT’D

Eaton Vance North Carolina Municipal Income Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(3/1/10)	(8/31/10)	(3/1/10 – 8/31/10)

Actual
Class A	$1,000.00	$1,053.70	$4.50
Class B	$1,000.00	$1,049.70	$8.37
Class C	$1,000.00	$1,049.70	$8.37
Class I	$1,000.00	$1,054.60	$3.47

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,020.80	$4.43
Class B	$1,000.00	$1,017.00	$8.24
Class C	$1,000.00	$1,017.00	$8.24
Class I	$1,000.00	$1,021.80	$3.41

*	Expenses are equal to the Fund’s annualized expense ratio of 0.87% for Class A shares, 1.62% for Class B shares, 1.62% for Class C shares and 0.67% for Class I shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2010.

Eaton Vance Municipal Income Funds as of August 31, 2010

FUND EXPENSES CONT’D

Eaton Vance Oregon Municipal Income Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	(3/1/10)	(8/31/10)	(3/1/10 – 8/31/10)

Actual*
Class A	$1,000.00	$1,073.30	$4.29
Class B	$1,000.00	$1,069.30	$8.19
Class C	$1,000.00	$1,069.20	$8.19
Class I	$1,000.00	$1,041.10	$0.52

Hypothetical**
(5% return per year before expenses)
Class A	$1,000.00	$1,021.10	$4.18
Class B	$1,000.00	$1,017.30	$7.98
Class C	$1,000.00	$1,017.30	$7.98
Class I	$1,000.00	$1,022.00	$3.26

*	Class I had not commenced operations on March 1, 2010. Actual expenses are equal to the Fund’s annualized expense ratio of 0.82% for Class A shares, 1.57% for Class B shares, 1.57% for Class C shares and 0.64% for Class I shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period); 29/365 for Class I (to reflect the period from commencement of operations on August 3, 2010 to August 31, 2010). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2010 (August 2, 2010 for Class I).

**	Hypothetical expenses are equal to the Fund’s annualized expense ratio of 0.82% for Class A shares, 1.57% for Class B shares, 1.57% for Class C shares and 0.64% for Class I shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2010 (August 2, 2010 for Class I).

Eaton Vance Municipal Income Funds as of August 31, 2010

FUND EXPENSES CONT’D

Eaton Vance South Carolina Municipal Income Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(3/1/10)	(8/31/10)	(3/1/10 – 8/31/10)

Actual
Class A	$1,000.00	$1,068.40	$4.28
Class B	$1,000.00	$1,065.00	$8.17
Class C	$1,000.00	$1,065.00	$8.17
Class I	$1,000.00	$1,069.40	$3.23

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.10	$4.18
Class B	$1,000.00	$1,017.30	$7.98
Class C	$1,000.00	$1,017.30	$7.98
Class I	$1,000.00	$1,022.10	$3.16

*	Expenses are equal to the Fund’s annualized expense ratio of 0.82% for Class A shares, 1.57% for Class B shares, 1.57% for Class C shares and 0.62% for Class I shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2010.

Eaton Vance Municipal Income Funds as of August 31, 2010

FUND EXPENSES CONT’D

Eaton Vance Tennessee Municipal Income Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period
	(3/1/10)	(8/31/10)	(3/1/10 – 8/31/10)

Actual*
Class A	$1,000.00	$1,022.20	$3.98
Class B	$1,000.00	$1,018.30	$7.78
Class C	$1,000.00	$1,019.30	$7.74
Class I	$1,000.00	$1,011.20	$0.46

Hypothetical**
(5% return per year before expenses)
Class A	$1,000.00	$1,021.30	$3.97
Class B	$1,000.00	$1,017.50	$7.78
Class C	$1,000.00	$1,017.50	$7.73
Class I	$1,000.00	$1,022.30	$2.96

*	Class I had not commenced operations on March 1, 2010. Actual expenses are equal to the Fund’s annualized expense ratio of 0.78% for Class A shares, 1.53% for Class B shares, 1.52% for Class C shares and 0.58% for Class I shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period); 29/365 for Class I (to reflect the period from commencement of operations on August 3, 2010 to August 31, 2010). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2010 (August 2, 2010 for Class I).

**	Hypothetical expenses are equal to the Fund’s annualized expense ratio of 0.78% for Class A shares, 1.53% for Class B shares, 1.52% for Class C shares and 0.58% for Class I shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2010 (August 2, 2010 for Class I).

Eaton Vance Municipal Income Funds as of August 31, 2010

FUND EXPENSES CONT’D

Eaton Vance Virginia Municipal Income Fund

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(3/1/10)	(8/31/10)	(3/1/10 – 8/31/10)

Actual
Class A	$1,000.00	$1,002.90	$4.19
Class B	$1,000.00	$998.90	$8.01
Class C	$1,000.00	$998.90	$7.96
Class I	$1,000.00	$1,004.00	$3.13

Hypothetical
(5% return per year before expenses)
Class A	$1,000.00	$1,021.00	$4.23
Class B	$1,000.00	$1,017.20	$8.08
Class C	$1,000.00	$1,017.20	$8.03
Class I	$1,000.00	$1,022.10	$3.16

*	Expenses are equal to the Fund’s annualized expense ratio of 0.83% for Class A shares, 1.59% for Class B shares, 1.58% for Class C shares and 0.62% for Class I shares, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on February 28, 2010.

Eaton Vance Alabama Municipal Income Fund as of August 31, 2010

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 101.8%

Principal Amount
(000’s omitted)	Security	Value

Education — 2.7%

$1,500	University of Alabama, 5.00%, 7/1/34	$1,625,640

		$1,625,640

Electric Utilities — 0.6%

$375	Puerto Rico Electric Power Authority, 5.00%, 7/1/37	$384,349

		$384,349

Escrowed / Prerefunded — 2.2%

$1,250	Huntsville, Health Care Authority, Prerefunded to 6/1/11, 5.75%, 6/1/31	$1,313,612

		$1,313,612

General Obligations — 7.9%

$1,000	Auburn, 5.25%, 12/1/27	$1,133,990
1,125	Huntsville, 5.25%, 5/1/31	1,213,121
1,250	Madison, 5.15%, 2/1/39	1,329,313
1,000	Mobile, 5.00%, 2/15/27	1,103,180

		$4,779,604

Hospital — 13.7%

$1,740	Alabama Special Care Facilities Financing Authority, (Ascension Health), 5.00%, 11/15/39(1)	$1,802,257
1,500	Birmingham Special Care Facilities Financing Authority, (Children’s Hospital), 6.125%, 6/1/34	1,620,480
400	Health Care Authority, (Baptist Health), 5.00%, 11/15/16	420,392
750	Health Care Authority, (Baptist Health), 5.00%, 11/15/18	775,973
400	Health Care Authority, (Baptist Health), 5.00%, 11/15/21	406,564
1,000	Huntsville, Health Care Authority, 5.50%, 6/1/25	1,090,680
1,000	Marshall County Health Care Authority, 5.75%, 1/1/32	1,018,230
1,000	University of Alabama, Hospital Revenue, 5.75%, 9/1/22	1,124,410

		$8,258,986

Industrial Development Revenue — 3.7%

$600	Butler Industrial Development Board, (Georgia-Pacific Corp.), (AMT), 5.75%, 9/1/28	$580,422
705	Puerto Rico Port Authority, (American Airlines, Inc.), (AMT), 6.25%, 6/1/26	605,066
750	Selma Industrial Development Board, (International Paper Co.), 5.80%, 5/1/34	793,725
250	Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	233,003

		$2,212,216

Insured-Education — 10.7%

$1,000	Alabama State Board of Education, (Chattahoochee Valley Community College), (AGC), 5.00%, 6/1/34	$1,071,250
500	Alabama State University, (AGC), 4.75%, 5/1/33	528,325
1,000	Alabama State University, (XLCA), 4.625%, 8/1/36	1,007,950
1,250	Auburn University, (AGM), 5.00%, 6/1/38	1,318,313
1,230	Jacksonville State University, (AGC), 5.125%, 12/1/33	1,316,973
1,110	Montgomery, Public Educational Building Authority, (Alabama State University), (XLCA), 5.25%, 10/1/25	1,191,152

		$6,433,963

Insured-Electric Utilities — 1.9%

$400	Puerto Rico Electric Power Authority, (BHAC), (FGIC), (NPFG), 5.25%, 7/1/24	$478,168
625	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	684,725

		$1,162,893

Insured-Escrowed / Prerefunded — 13.0%

$2,500	Birmingham, Waterworks and Sewer Board, (NPFG), Prerefunded to 1/1/13, 5.25%, 1/1/33	$2,779,750
445	Helena, Utilities Board Water and Sewer, (NPFG), Prerefunded to 4/1/12, 5.25%, 4/1/27	484,307
555	Helena, Utilities Board Water and Sewer, (NPFG), Prerefunded to 4/1/12, 5.25%, 4/1/27	604,023
450	Helena, Utilities Board Water and Sewer, (NPFG), Prerefunded to 4/1/12, 5.25%, 4/1/33	489,749
550	Helena, Utilities Board Water and Sewer, (NPFG), Prerefunded to 4/1/12, 5.25%, 4/1/33	598,581
2,065	Montgomery, BMC Special Care Facilities Financing Authority, (Baptist Health Montgomery), (NPFG), Prerefunded to 11/15/14, 5.15%, 11/15/27	2,428,048
330	Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	418,829

		$7,803,287

Insured-General Obligations — 7.8%

$2,000	Gadsden, (AMBAC), 5.125%, 8/1/28	$2,054,460
1,000	Homewood, (AGM), 4.25%, 9/1/31	1,015,620

See notes to financial statements

Eaton Vance Alabama Municipal Income Fund as of August 31, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-General Obligations (continued)

$500	Mobile, (AMBAC), 5.00%, 2/15/30	$525,905
1,000	Pell City, (XLCA), 5.00%, 2/1/24	1,067,300

		$4,663,285

Insured-Hospital — 2.5%

$1,500	East Alabama, Health Care Authority, (NPFG), 5.00%, 9/1/27	$1,508,250

		$1,508,250

Insured-Lease Revenue / Certificates of Participation — 4.9%

$800	Leeds, Public Educational Building Authority, (AGC), 5.125%, 4/1/33	$846,272
500	Montgomery County, Public Building Authority, (NPFG), 5.00%, 3/1/31	528,130
770	Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	977,268
520	Puerto Rico Public Finance Corp., (Commonwealth Appropriation), (AMBAC), 5.125%, 6/1/24(2)	609,149

		$2,960,819

Insured-Special Tax Revenue — 6.4%

$2,800	Alabama Public School and College Authority, (AGM), 2.50%, 12/1/27	$2,303,280
505	Birmingham-Jefferson Civic Center Authority, (NPFG), 0.00%, 9/1/18	337,274
1,275	Wilcox County, Board of Education, (XLCA), 4.60%, 3/1/36	1,198,449

		$3,839,003

Insured-Transportation — 3.6%

$1,000	Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/16	$794,620
1,185	Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	1,339,216

		$2,133,836

Insured-Utilities — 1.7%

$1,000	Foley, Utilities Board, (AGM), 4.75%, 11/1/31	$1,031,580

		$1,031,580

Insured-Water and Sewer — 9.6%

$2,410	Alabama Drinking Water Finance Authority, (AMBAC), 4.00%, 8/15/28	$2,342,207
800	Birmingham, Waterworks and Sewer Board, (AGM), 4.50%, 1/1/35	810,744
255	Birmingham, Waterworks and Sewer Board, (AMBAC), 4.50%, 1/1/39	252,565
1,250	Limestone County, Water and Sewer Authority, (AGM), 5.00%, 12/1/39	1,311,737
1,000	Mobile Water and Sewer Commissioners, (NPFG), 5.00%, 1/1/31	1,038,300

		$5,755,553

Lease Revenue / Certificates of Participation — 0.8%

$500	Puerto Rico, (Guaynabo Municipal Government Center Lease), 5.625%, 7/1/22	$500,740

		$500,740

Other Revenue — 2.7%

$1,500	Alabama Incentives Financing Authority, 5.00%, 9/1/29	$1,634,925

		$1,634,925

Special Tax Revenue — 2.9%

$145	Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$154,173
155	Guam, Limited Obligation Bonds, 5.75%, 12/1/34	163,395
500	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/41	523,600
540	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(1)	551,907
325	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	368,332

		$1,761,407

Water and Sewer — 2.5%

$1,315	Auburn, Waterworks Board, 5.00%, 9/1/29	$1,479,480

		$1,479,480

Total Tax-Exempt Investments — 101.8%
(identified cost $56,976,783)		$61,243,428

Other Assets, Less Liabilities — (1.8)%		$(1,075,245)

Net Assets — 100.0%		$60,168,183

See notes to financial statements

Eaton Vance Alabama Municipal Income Fund as of August 31, 2010

PORTFOLIO OF INVESTMENTS CONT’D

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC - Assured Guaranty Corp.

AGM - Assured Guaranty Municipal Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC - Berkshire Hathaway Assurance Corp.

FGIC - Financial Guaranty Insurance Company

NPFG - National Public Finance Guaranty Corp.

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Alabama municipalities. In addition, 13.1% of the Fund’s net assets at August 31, 2010 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2010, 60.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.8% to 19.5% of total investments.

(1)	Security represents the underlying municipal bond of an inverse floater (see Note 1I).

(2)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Arkansas Municipal Income Fund as of August 31, 2010

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 99.9%

Principal Amount
(000’s omitted)	Security	Value

Education — 0.4%

$250	University of Arkansas, 5.00%, 12/1/29	$268,263

		$268,263

General Obligations — 25.4%

$750	Arkansas, 4.75%, 6/1/29(1)	$818,370
2,750	Arkansas State College Savings, 0.00%, 6/1/14	2,621,712
1,000	Arkansas Water, Waste Disposal and Pollution Facilities, 4.875%, 7/1/43	1,063,370
750	Benton, School District No. 8, 4.80%, 2/1/38	761,670
1,000	Benton, School District No. 8, 4.85%, 2/1/40	1,016,760
1,000	Bentonville, School District No. 6, 4.50%, 6/1/40	1,022,430
315	Bradford, Special School District, 4.75%, 2/1/39	325,562
1,490	Bryant, School District No. 25, 4.75%, 2/1/39	1,536,309
750	Conway, School District No. 1, 4.75%, 2/1/34	763,418
1,000	Farmington, School District No. 6, 4.60%, 6/1/33	1,014,710
390	Forrest City, School District No. 7, 4.50%, 2/1/32	401,482
595	Forrest City, School District No. 7, 4.625%, 2/1/35	611,487
1,365	Greenwood, School District No. 25, 4.20%, 12/1/26	1,434,192
1,000	Harmony Grove, School District No. 1, 4.90%, 2/1/39	1,027,370
1,250	Pottsville, School District No. 61, 4.50%, 2/1/38	1,284,637
350	Puerto Rico Public Buildings Authority, Government Facilities, 5.00%, 7/1/36	351,673
500	Pulaski County, Special School District, 5.00%, 2/1/35	515,840
875	Sheridan, School District No. 37, 4.375%, 2/1/30	909,983
1,000	Siloam Springs, School District No. 21, 4.60%, 6/1/34	1,013,280

		$18,494,255

Hospital — 0.9%

$430	Arkansas Development Finance Authority, (White River Medical Center), 5.60%, 6/1/24	$430,370
250	North Little Rock, Health Facilities Board, (Baptist Health), 5.70%, 7/1/22	251,592

		$681,962

Housing — 4.0%

$435	Arkansas Development Finance Authority, SFMR, (GNMA), (AMT), 5.125%, 7/1/24	$444,335
1,000	Arkansas Development Finance Authority, SFMR, (GNMA/FNMA), (AMT), 4.75%, 7/1/32	1,004,280
810	Arkansas Development Finance Authority, SFMR, (GNMA/FNMA), (AMT), 4.80%, 7/1/26	820,214
95	Arkansas Development Finance Authority, SFMR, (GNMA/FNMA), (AMT), 5.00%, 1/1/29	95,679
210	Arkansas Development Finance Authority, SFMR, (GNMA/FNMA), (AMT), 5.05%, 7/1/31	213,915
360	North Little Rock Residential Housing Facilities, (Parkstone Place), 6.50%, 8/1/21	362,196

		$2,940,619

Industrial Development Revenue — 5.7%

$400	Arkansas Development Finance Authority, Industrial Facility Revenue, (Potlatch Corp.), (AMT), 7.75%, 8/1/25	$413,152
2,000	Baxter, (Aeroquip Corp.), 5.80%, 10/1/13	2,228,660
250	Pine Bluff, Environmental Improvements Revenue, (International Paper Co.), (AMT), 6.70%, 8/1/20	252,857
900	Puerto Rico Port Authority, (American Airlines, Inc.), (AMT), 6.25%, 6/1/26	772,425
475	Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	442,705

		$4,109,799

Insured-Education — 13.5%

$1,000	Arkansas State University, (AMBAC), 5.00%, 9/1/35	$1,037,110
1,000	Arkansas State University, (Consolidated Building System), (AMBAC), 5.00%, 4/1/24	1,133,780
1,250	Arkansas State University, (Student Fee), (AMBAC), 5.00%, 3/1/32	1,287,550
2,155	Pulaski Technical College, (AMBAC), 5.00%, 11/1/36	2,193,337
1,000	University of Arkansas, (Fayetteville Campus), (AMBAC), 5.00%, 11/1/36	1,054,680
500	University of Arkansas, (Fayetteville Campus), (FGIC), (NPFG), 5.00%, 12/1/32	513,770
500	University of Arkansas, (Fayetteville Campus), (NPFG), 4.75%, 11/1/24	529,385
500	University of Arkansas, (Pine Bluffs Campus), (AMBAC), 5.00%, 12/1/35	526,825
1,000	University of Arkansas, (UAMS Campus), (NPFG), 5.00%, 11/1/34	1,044,610
500	University of Arkansas, Parking Revenue, (NPFG), 5.00%, 7/1/29	517,320

		$9,838,367

Insured-Electric Utilities — 6.5%

$1,435	Benton, Utilities Revenue, (AMBAC), 5.00%, 9/1/36	$1,481,164
1,000	North Little Rock, Electric System, (NPFG), 6.50%, 7/1/15	1,116,590
650	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	722,559
550	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	602,234

See notes to financial statements

Eaton Vance Arkansas Municipal Income Fund as of August 31, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Electric Utilities (continued)

$750	Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	$839,220

		$4,761,767

Insured-Escrowed / Prerefunded — 0.7%

$500	Harrison, Residential Housing Facility Board, SFMR, (FGIC), Escrowed to Maturity, 7.40%, 9/1/11	$534,905

		$534,905

Insured-General Obligations — 2.0%

$500	Arkansas State College Savings, (FGIC), (NPFG), 0.00%, 6/1/17	$427,055
500	Little Rock, School District, (AGM), 5.25%, 2/1/33	507,625
480	Puerto Rico, (NPFG), 5.50%, 7/1/20	539,280

		$1,473,960

Insured-Health - Miscellaneous — 1.1%

$245	Arkansas Development Finance Authority, (Public Health Laboratory), (AMBAC), 3.90%, 12/1/24	$245,196
500	Arkansas Development Finance Authority, (Public Health Laboratory), (AMBAC), 5.00%, 12/1/18	539,905

		$785,101

Insured-Hospital — 6.0%

$1,140	Heber Springs, Hospital and Health Care Facilities Board, (Baptist Healthcare System), (CIFG), 5.00%, 5/1/26	$1,198,117
1,500	Pulaski County, (Children’s Hospital), (AMBAC), 5.00%, 3/1/30	1,564,350
1,565	Pulaski County, (Children’s Hospital), (AMBAC), 5.00%, 3/1/35	1,613,906

		$4,376,373

Insured-Lease Revenue / Certificates of Participation — 3.8%

$425	Arkansas Development Finance Authority, (AGM), 5.00%, 6/1/34	$444,083
1,000	Arkansas Development Finance Authority, SFMR, (Donaghey Plaza), (AGM), 5.00%, 6/1/29	1,060,360
1,000	Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	1,269,180

		$2,773,623

Insured-Nursing Home — 0.4%

$255	Saline County, Retirement Housing and Healthcare Facilities Board, (Evan Lutheran Good Samaritan), (AMBAC), 5.80%, 6/1/11	$256,040

		$256,040

Insured-Other Revenue — 4.9%

$1,000	Arkansas Development Finance Authority, Tobacco Settlement Revenue, (AMBAC), 0.00%, 7/1/24	$612,520
1,320	Arkansas Development Finance Authority, Tobacco Settlement Revenue, (AMBAC), 0.00%, 7/1/30	576,035
3,500	Arkansas Development Finance Authority, Tobacco Settlement Revenue, (AMBAC), 0.00%, 7/1/36	1,062,075
7,690	Arkansas Development Finance Authority, Tobacco Settlement Revenue, (AMBAC), 0.00%, 7/1/46	1,329,755

		$3,580,385

Insured-Special Tax Revenue — 5.2%

$345	Bentonville Sales and Use Tax Revenue, (AMBAC), 4.375%, 11/1/27	$358,645
1,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	1,108,320
1,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/42	129,510
4,465	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	307,772
1,070	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	147,435
7,480	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	960,058
1,695	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	202,502
530	Springdale Sales and Use Tax Revenue, (AGM), 4.00%, 7/1/27	530,032

		$3,744,274

Insured-Transportation — 1.8%

$1,200	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)	$1,317,228

		$1,317,228

Insured-Water and Sewer — 10.0%

$515	Arkansas Community Water System, Public Water Authority, (NPFG), 5.00%, 10/1/33	$521,273
500	Arkansas Community Water System, Public Water Authority, (NPFG), 5.00%, 10/1/42	505,000
500	Conway, Water Revenue, (FGIC), (NPFG), 5.125%, 12/1/23	529,780

See notes to financial statements

Eaton Vance Arkansas Municipal Income Fund as of August 31, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Water and Sewer (continued)

$1,145	Fort Smith, Water and Sewer, (AGM), 5.00%, 10/1/23	$1,225,905
500	Fort Smith, Water and Sewer, (AGM), 5.00%, 10/1/32	545,955
1,000	Little Rock, Sewer Revenue, (AGM), 4.75%, 6/1/37	1,037,630
450	Little Rock, Sewer Revenue, (AGM), 5.00%, 6/1/31	483,939
750	Little Rock, Sewer Revenue, (AGM), 5.00%, 10/1/32	805,650
500	Rogers, Sewer Revenue, (AMBAC), 5.00%, 2/1/32	530,360
1,000	Rogers, Water Revenue, (AMBAC), 5.00%, 2/1/37	1,050,870

		$7,236,362

Lease Revenue / Certificates of Participation — 2.2%

$1,500	Arkansas Development Finance Authority, Correctional Facilities, 5.125%, 5/15/39	$1,575,630

		$1,575,630

Other Revenue — 0.3%

$7,250	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$250,270

		$250,270

Special Tax Revenue — 4.0%

$1,720	Little Rock, Hotel and Restaurant Gross Receipts Tax, 7.375%, 8/1/15	$1,988,733
260	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(2)	265,733
125	Virgin Islands Public Finance Authority, 5.00%, 10/1/39	126,726
435	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	492,999

		$2,874,191

Transportation — 0.7%

$500	Northwest Arkansas Regional Airport Authority, (AMT), 5.00%, 2/1/18	$480,800

		$480,800

Water and Sewer — 0.4%

$250	Arkansas Development Finance Authority, (Waste Water System), 5.50%, 12/1/19	$314,763

		$314,763

Total Tax-Exempt Investments — 99.9%
(identified cost $70,232,822)		$72,668,937

Other Assets, Less Liabilities — 0.1%		$66,679

Net Assets — 100.0%		$72,735,616

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC - Assured Guaranty Corp.

AGM - Assured Guaranty Municipal Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

NPFG - National Public Finance Guaranty Corp.

SFMR - Single Family Mortgage Revenue

The Fund invests primarily in debt securities issued by Arkansas municipalities. In addition, 13.5% of the Fund’s net assets at August 31, 2010 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2010, 56.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.8% to 29.1% of total investments.

(1)	Security (or a portion thereof) has been pledged as collateral for inverse floating-rate security transactions. The aggregate value of such collateral is $327,348.

(2)	Security represents the underlying municipal bond of an inverse floater (see Note 1I).

See notes to financial statements

Eaton Vance Georgia Municipal Income Fund as of August 31, 2010

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 109.5%

Principal Amount
(000’s omitted)	Security	Value

Education — 6.5%

$600	Atlanta Development Authority, Educational Facilities, 4.75%, 7/1/27	$615,090
950	Atlanta Development Authority, Educational Facilities, 5.00%, 7/1/39	975,935
1,995	Georgia Private Colleges and Universities Authority, (Emory University), 5.00%, 9/1/38(1)	2,150,969
1,505	Georgia Private Colleges and Universities Authority, (Emory University), 5.00%, 9/1/38	1,622,661

		$5,364,655

Electric Utilities — 1.3%

$1,000	Burke County Development Authority, (Oglethorpe Power Corp.), 5.50%, 1/1/33	$1,060,530

		$1,060,530

Escrowed / Prerefunded — 1.3%

$800	Forsyth County Hospital Authority, (Georgia Baptist Health Care System), Escrowed to Maturity, 6.375%, 10/1/28	$1,037,896

		$1,037,896

General Obligations — 15.0%

$1,750	Gainesville and Hall County Hospital Authority, (Northeast Georgia Medical Center), 5.00%, 2/15/33	$1,793,698
2,000	Georgia, 1.00%, 3/1/26(2)	1,408,680
500	Georgia, 2.00%, 12/1/23	451,140
500	Georgia, 2.00%, 8/1/27	407,385
6,000	Gwinnett County, School District, 5.00%, 2/1/36(1)	6,548,460
500	Lagrange-Troup County Hospital Authority, (West Georgia Health Foundation, Inc.), 5.50%, 7/1/38	525,590
1,000	Lincoln County, School District, 5.50%, 4/1/37	1,126,210

		$12,261,163

Hospital — 7.4%

$1,000	DeKalb County Hospital Authority, (DeKalb Medical Center), 6.125%, 9/1/40	$1,039,790
3,000	Fulton County Development Authority, (Children’s Healthcare of Atlanta), 5.25%, 11/15/39	3,186,450
750	Glynn-Brunswick Memorial Hospital Authority, (Georgia Medical Center), 5.625%, 8/1/34	771,413
1,000	Macon-Bibb County Hospital Authority, (The Medical Center of Central Georgia), 5.00%, 8/1/35	1,032,640

		$6,030,293

Housing — 5.7%

$1,000	Georgia Housing and Finance Authority, (AMT), 4.85%, 12/1/37	$1,001,000
1,000	Georgia Housing and Finance Authority, (AMT), 4.90%, 12/1/31	1,006,830
2,000	Georgia Housing and Finance Authority, (AMT), 5.25%, 12/1/37	2,071,040
600	Georgia Private Colleges and Universities Authority, Student Housing Revenue, (Mercer Housing Corp.), 6.00%, 6/1/31	602,892

		$4,681,762

Industrial Development Revenue — 8.6%

$2,000	Albany Dougherty Payroll Development Authority, Solid Waste Disposal, (Procter and Gamble), (AMT), 5.20%, 5/15/28	$2,206,940
700	Cartersville Development Authority, (Anheuser-Busch), (AMT), 5.95%, 2/1/32	711,116
925	Cobb County Development Authority, Solid Waste Disposal, (Georgia Waste Management Project), (AMT), 5.00%, 4/1/33	902,347
750	Effingham County, Solid Waste Disposal, (Fort James Project), (AMT), 5.625%, 7/1/18	749,978
1,000	Puerto Rico Port Authority, (American Airlines, Inc.), (AMT), 6.25%, 6/1/26	858,250
990	Savannah Economic Development Authority, (Intercat-Savannah), (AMT), 7.00%, 1/1/38	797,197
615	Vienna Water and Sewer, (Cargill), (AMT), 6.00%, 9/1/14	616,894
225	Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	209,702

		$7,052,424

Insured-Education — 2.1%

$930	Georgia Private Colleges and Universities Authority, (Agnes Scott College), (NPFG), 4.75%, 6/1/28	$935,403
750	South Regional Joint Development Authority, (Valdosta State University), (XLCA), 5.00%, 8/1/38	776,265

		$1,711,668

Insured-Electric Utilities — 8.6%

$280	Georgia Municipal Electric Power Authority, (NPFG), 0.00%, 1/1/12	$262,472
3,005	Georgia Municipal Electric Power Authority, (NPFG), 5.50%, 1/1/20	3,431,259
390	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	433,536
455	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	498,211

See notes to financial statements

Eaton Vance Georgia Municipal Income Fund as of August 31, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Electric Utilities (continued)

$750	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	$821,670
1,450	Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	1,622,492

		$7,069,640

Insured-General Obligations — 1.5%

$660	Fayette County, School District, (AGM), 4.95%, (0.00% until 9/1/10), 3/1/25	$702,055
480	Puerto Rico, (NPFG), 5.50%, 7/1/20	539,280

		$1,241,335

Insured-Hospital — 1.5%

$1,190	Clarke County Hospital Authority, (Athens Regional Medical Center), (NPFG), 5.00%, 1/1/32	$1,234,351

		$1,234,351

Insured-Lease Revenue / Certificates of Participation — 4.1%

$245	Atlanta Downtown Development Authority, (NPFG), 4.50%, 12/1/26	$253,771
956	Georgia Local Government Certificate of Participation, (NPFG), 4.75%, 6/1/28	926,383
1,000	Georgia Municipal Association, Inc. Certificate of Participation, (Riverdale), (AGC), 5.375%, 5/1/32	1,086,450
1,000	Georgia State University Higher Education Facilities Authority, (USG Real Estate Foundation), (AGC), 5.625%, 6/15/38	1,082,370

		$3,348,974

Insured-Special Tax Revenue — 8.7%

$1,750	Cobb County Kennestone Hospital Authority, (Wellstar Health System), (AMBAC), 5.50%, 4/1/37	$1,897,700
1,000	George L. Smith II Georgia World Congress Center Authority, (Domed Stadium Project), (NPFG), (AMT), 5.50%, 7/1/20	1,011,610
1,000	Henry County Hospital Authority Revenue, (Henry Medical Center, Inc.), (AMBAC), 6.00%, 7/1/29	1,021,410
1,600	Metropolitan Atlanta Rapid Transit Authority, (AGM), 5.00%, 7/1/34(1)	1,716,016
4,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	907,440
545	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	604,034

		$7,158,210

Insured-Transportation — 5.5%

$785	Atlanta, Airport Passenger Facility Charge, (AGM), 4.75%, 1/1/28	$807,224
500	Atlanta, Airport Revenue, (FGIC), (NPFG), (AMT), 5.625%, 1/1/25	503,675
1,000	Metropolitan Atlanta Rapid Transit Authority, (AMBAC), 6.25%, 7/1/20	1,223,430
1,780	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	1,953,888

		$4,488,217

Insured-Water and Sewer — 22.0%

$1,350	Atlanta, Water and Wastewater, (AGM), 5.00%, 11/1/34	$1,381,995
500	Brunswick-Glynn County Joint Water & Sewer Commission, (AGM), 5.00%, 6/1/33	542,325
2,100	Columbus, Water and Sewer, (AGM), 5.00%, 5/1/30	2,253,279
1,135	Coweta County, Water and Sewer Authority, (AGM), 5.00%, 6/1/26	1,386,947
2,000	DeKalb County, Water and Sewer, (AGM), 5.25%, 10/1/32	2,355,800
3,000	Douglasville-Douglas County, Water and Sewer Authority, (NPFG), 5.00%, 6/1/37	3,182,130
1,000	Henry County, Water and Sewer Authority, (NPFG), 5.25%, 2/1/25	1,241,140
1,000	Henry County, Water and Sewer Authority, (NPFG), 5.25%, 2/1/30	1,226,670
1,040	Newnan, Water, Sewer and Light Commission, (AMBAC), 5.25%, 1/1/24	1,276,881
1,000	Villa Rica Public Facilities, Water and Sewer Authority, (AGC), 5.125%, 3/1/39	1,050,690
1,000	Walton County, Water and Sewer Authority, (AGM), 5.00%, 2/1/33	1,059,980
1,000	Walton County, Water and Sewer Authority, (AGM), 5.00%, 2/1/38	1,050,170

		$18,008,007

Special Tax Revenue — 3.9%

$750	Floyd County Hospital Authority, (Floyd Health Medical Center), 5.25%, 7/1/29	$817,980
205	Guam, Limited Obligation Bonds, 5.625%, 12/1/29	217,968
220	Guam, Limited Obligation Bonds, 5.75%, 12/1/34	231,915
7,255	Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	446,328
1,000	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(1)	1,022,050
435	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	492,999

		$3,229,240

See notes to financial statements

Eaton Vance Georgia Municipal Income Fund as of August 31, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Transportation — 0.1%

$110	Augusta, Airport Revenue, 5.15%, 1/1/35	$106,047

		$106,047

Water and Sewer — 5.7%

$1,000	Athens-Clarke County, Unified Government Water and Sewer Revenue, 5.50%, 1/1/38	$1,109,470
800	Cherokee County, Water and Sewer Authority, 5.00%, 8/1/28	902,296
500	Coweta County, Water and Sewer Authority, 5.00%, 6/1/32	537,665
2,000	Coweta County, Water and Sewer Authority, 5.00%, 6/1/37	2,124,500

		$4,673,931

Total Tax-Exempt Investments — 109.5%
(identified cost $84,547,731)		$89,758,343

Other Assets, Less Liabilities — (9.5)%		$(7,821,624)

Net Assets — 100.0%		$81,936,719

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC - Assured Guaranty Corp.

AGM - Assured Guaranty Municipal Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

NPFG - National Public Finance Guaranty Corp.

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Georgia municipalities. In addition, 11.8% of the Fund’s net assets at August 31, 2010 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2010, 49.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.9% to 20.2% of total investments.

(1)	Security represents the underlying municipal bond of an inverse floater (see Note 1I).

(2)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance Kentucky Municipal Income Fund as of August 31, 2010

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 99.0%

Principal Amount
(000’s omitted)	Security	Value

Education — 2.4%

$1,280	Campbellsville, (Campbellsville University), 5.70%, 3/1/34	$1,281,511

		$1,281,511

Escrowed / Prerefunded — 3.4%

$2,250	Puerto Rico Electric Power Authority, Escrowed to various sinking fund dates through 7/1/17, Series O, 0.00%, 7/1/17	$1,823,445

		$1,823,445

General Obligations — 1.5%

$750	Kenton County, 4.625%, 4/1/34	$780,450

		$780,450

Hospital — 5.7%

$1,000	Kentucky Economic Development Authority, (Ashland Hospital Corp.), 5.00%, 2/1/30	$1,034,120
500	Kentucky Economic Development Authority, (Baptist Healthcare System), 5.625%, 8/15/27	560,310
500	Kentucky Economic Development Authority, (Catholic Health Initiatives), 5.00%, 5/1/29	526,180
1,000	Murray Hospital Facilities, (Murray Calloway County Hospital), 5.125%, 8/1/37	921,300

		$3,041,910

Housing — 4.7%

$425	Kentucky Housing Corp., (AMT), 5.00%, 7/1/37	$428,876
2,000	Kentucky Housing Corp., (AMT), 5.30%, 1/1/38	2,089,500

		$2,518,376

Industrial Development Revenue — 4.7%

$500	Owen County, (American Water Project), 6.25%, 6/1/39	$551,635
695	Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	647,747
1,320	Wickliffe, Solid Waste Disposal, (Westvaco Corp.), (AMT), 6.375%, 4/1/26	1,319,894

		$2,519,276

Insured-Electric Utilities — 14.6%

$1,000	Carroll County, Environmental Facilities, (AMBAC), (AMT), 5.75%, 2/1/26	$1,055,500
1,000	Kentucky Municipal Power Agency, (NPFG), 5.25%, 9/1/27	1,081,370
2,000	Kentucky Municipal Power Agency, (Prairie Street Project), (NPFG), 5.00%, 9/1/37	2,061,900
2,000	Owensboro, (AMBAC), 0.00%, 1/1/20	1,389,560
1,200	Paducah Electric Plant Board, (AGC), 5.25%, 10/1/35	1,292,220
400	Puerto Rico Electric Power Authority, (BHAC), (FGIC), (NPFG), 5.25%, 7/1/24	478,168
500	Trimble County, Environmental Facilities, (AMBAC), (AMT), 6.00%, 3/1/37	516,190

		$7,874,908

Insured-Escrowed / Prerefunded — 1.9%

$1,000	Kentucky Property and Buildings Commission, (AGM), Prerefunded to 8/1/11, 5.00%, 8/1/21	$1,043,070

		$1,043,070

Insured-General Obligations — 1.3%

$600	Puerto Rico, (NPFG), 5.50%, 7/1/20	$674,100

		$674,100

Insured-Hospital — 6.5%

$850	Jefferson County, Health Facilities Authority, (University Medical Center), (NPFG), 5.25%, 7/1/22	$850,714
6,775	Kentucky Economic Development Authority, (Norton Healthcare, Inc.), (NPFG), 0.00%, 10/1/27	2,672,534

		$3,523,248

Insured-Industrial Development Revenue — 0.5%

$250	Boone County, (Dayton Power & Light Co. (The)), (FGIC), 4.70%, 1/1/28	$256,978

		$256,978

Insured-Lease Revenue / Certificates of Participation — 15.1%

$1,350	Hardin County, School District Finance Corp. School Building, (AGM), 4.75%, 7/1/21	$1,414,651
1,000	Jefferson County, School District Finance Corp. School Building, (AGM), 4.50%, 7/1/23	1,075,530
1,150	Kentucky Area Development Districts, (XLCA), 4.70%, 6/1/35	1,141,766
500	Kentucky Property and Buildings Commission, (AGC), 5.25%, 2/1/29	561,170

See notes to financial statements

Eaton Vance Kentucky Municipal Income Fund as of August 31, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Lease Revenue / Certificates of Participation (continued)

$500	Kentucky Property and Buildings Commission, (AGM), 5.00%, 11/1/26	$557,175
1,000	Louisville, Parking Authority, (NPFG), 5.00%, 6/1/32	1,054,700
865	Puerto Rico Public Buildings Authority, (AMBAC), 5.50%, 7/1/21	958,835
1,000	Puerto Rico Public Buildings Authority, (XLCA), 5.50%, 7/1/21	1,108,480
255	Wayne County, School District Finance Corp., (NPFG), 4.00%, 7/1/25	262,273

		$8,134,580

Insured-Other Revenue — 2.0%

$1,000	Kentucky Economic Development Finance Authority, (Louisville Arena), (AGC), 6.00%, 12/1/42	$1,090,730

		$1,090,730

Insured-Transportation — 5.4%

$1,000	Louisville Regional Airport Authority, (AGM), (AMT), 5.50%, 7/1/38	$1,044,190
2,625	Puerto Rico Highway and Transportation Authority, (AMBAC), 0.00%, 7/1/18	1,873,830

		$2,918,020

Insured-Water and Sewer — 12.2%

$1,500	Boone-Florence Water Commission, Water Supply System, (FGIC), (NPFG), 5.00%, 12/1/27	$1,533,960
1,000	Campbell and Kenton County, District No. 1, (AGM), 5.00%, 8/1/31	1,031,810
500	Campbell and Kenton County, Sanitation District No. 1, (NPFG), 4.375%, 8/1/35	507,015
1,060	Kentucky Rural Water Finance Corp., (NPFG), 4.70%, 8/1/35	1,087,645
1,750	Louisville and Jefferson County, Metropolitan Sewer District and Drainage System, (FGIC), (NPFG), 5.00%, 5/15/38	1,843,782
290	Owensboro, (AGC), 5.00%, 9/15/27	321,642
225	Owensboro, (AGC), 5.00%, 9/15/31	243,144

		$6,568,998

Lease Revenue / Certificates of Participation — 10.1%

$3,700	Jefferson County, (Capital Projects Corp.), 0.00%, 8/15/15	$3,396,600
1,000	Kentucky Asset/Liability Commission Agency Fund Revenue, 5.00%, 9/1/22	1,193,810
750	Kentucky Property and Buildings Commission, 5.50%, 11/1/28	838,755

		$5,429,165

Other Revenue — 0.5%

$4,200	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$144,984
7,595	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	138,533

		$283,517

Special Tax Revenue — 1.2%

$70	Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$74,428
75	Guam, Limited Obligation Bonds, 5.75%, 12/1/34	79,062
125	Virgin Islands Public Finance Authority, 5.00%, 10/1/39	126,726
325	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	368,333

		$648,549

Transportation — 3.1%

$500	Kentucky Turnpike Authority, (Revitalization Project), 5.00%, 7/1/28	$552,960
1,000	Kentucky Turnpike Authority, (Revitalization Project), 5.00%, 7/1/29	1,109,470

		$1,662,430

Water and Sewer — 2.2%

$1,000	Kentucky Infrastructure Authority, (Wastewater and Drinking Water), 5.00%, 2/1/27	$1,159,870

		$1,159,870

Total Tax-Exempt Investments — 99.0%
(identified cost $49,999,442)		$53,233,131

Other Assets, Less Liabilities — 1.0%		$547,330

Net Assets — 100.0%		$53,780,461

See notes to financial statements

Eaton Vance Kentucky Municipal Income Fund as of August 31, 2010

PORTFOLIO OF INVESTMENTS CONT’D

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC - Assured Guaranty Corp.

AGM - Assured Guaranty Municipal Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC - Berkshire Hathaway Assurance Corp.

FGIC - Financial Guaranty Insurance Company

NPFG - National Public Finance Guaranty Corp.

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Kentucky municipalities. In addition, 13.4% of the Fund’s net assets at August 31, 2010 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2010, 60.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.9% to 26.5% of total investments.

See notes to financial statements

Eaton Vance Louisiana Municipal Income Fund as of August 31, 2010

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 100.2%

Principal Amount
(000’s omitted)	Security	Value

Education — 5.8%

$670	Louisiana Public Facilities Authority, (Loyola University), 5.00%, 10/1/39	$692,023
1,500	Louisiana State University and Agricultural and Mechanical College, 5.00%, 7/1/35	1,578,465

		$2,270,488

Electric Utilities — 1.0%

$375	Puerto Rico Electric Power Authority, 5.00%, 7/1/37	$384,349

		$384,349

Hospital — 7.5%

$875	Louisiana Public Facilities Authority, (Ochsner Clinic Foundation), 5.50%, 5/15/47	$876,041
1,000	Louisiana Public Facilities Authority, (Our Lady of Lake Medical Center), 6.75%, 7/1/39	1,111,570
1,010	Tangipahoa Parish, Hospital Service District No. 1, (North Oaks Medical Center), 5.00%, 2/1/30	958,238

		$2,945,849

Housing — 6.9%

$495	East Baton Rouge Mortgage Finance Authority, (GNMA/FNMA/FHLMC), 5.00%, 10/1/34	$509,954
755	East Baton Rouge Mortgage Finance Authority, (GNMA/FNMA/FHLMC), 5.10%, 10/1/40	784,203
415	Louisiana Housing Finance Agency, (GNMA/FNMA/FHLMC), (AMT), 4.80%, 12/1/38	414,141
820	Louisiana Housing Finance Agency, (GNMA/FNMA/FHLMC), (AMT), 5.20%, 6/1/39	840,082
345	Louisiana Housing Finance Authority, SFMR, (GNMA/FNMA), 0.00%, 6/1/27	139,101

		$2,687,481

Industrial Development Revenue — 5.0%

$1,015	St. John Baptist Parish, (Marathon Oil Corp.), 5.125%, 6/1/37	$1,016,979
1,000	Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	932,010

		$1,948,989

Insured-Education — 10.0%

$750	Lafayette Public Trust Financing Authority, (Ragin Cajun Facility, Inc.), (AGC), 6.00%, 10/1/38	$804,180
340	Lafayette Public Trust Financing Authority, (Ragin Cajun Facility, Inc.), (NPFG), 5.00%, 10/1/32	347,793
1,500	Louisiana Environmental Facilities and Community Development Authority, (AMBAC), 4.50%, 10/1/37	1,365,510
500	Louisiana Environmental Facilities and Community Development Authority, (Louisiana State University Student Housing), (NPFG), 4.75%, 8/1/28	496,700
850	Louisiana State University and Agricultural and Mechanical College, (AGC), 5.50%, 1/1/34	923,542

		$3,937,725

Insured-Electric Utilities — 6.5%

$625	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	$684,725
2,000	Rapides Finance Authority, (Cleco Power LLC), (AMBAC), 4.70%, 11/1/36	1,855,060

		$2,539,785

Insured-Escrowed / Prerefunded — 2.7%

$1,250	Jefferson Parish, Home Mortgage Authority, SFMR, (FGIC), Escrowed to Maturity, 0.00%, 5/1/17	$1,070,412

		$1,070,412

Insured-General Obligations — 3.1%

$1,500	New Orleans, (AMBAC), 0.00%, 9/1/15	$1,215,900

		$1,215,900

Insured-Hospital — 1.9%

$750	Terrebonne Parish, Hospital Service District No. 1, (Terrebonne General Medical Center), (AMBAC), 5.50%, 4/1/33	$758,212

		$758,212

Insured-Industrial Development Revenue — 2.8%

$1,075	Louisiana Environmental Facilities and Community Development Authority, (BRCC Facility Corp.), (NPFG), 5.00%, 12/1/32	$1,087,685

		$1,087,685

See notes to financial statements

Eaton Vance Louisiana Municipal Income Fund as of August 31, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Lease Revenue / Certificates of Participation — 2.0%

$500	Calcasieu Parish Public Trust Authority Student Lease, (McNeese Student Housing), (NPFG), 5.25%, 5/1/33	$502,060
300	Louisiana Environmental Facilities and Community Development Authority, (Jefferson Parking Garage), (AMBAC), 5.00%, 9/1/31	290,712

		$792,772

Insured-Other Revenue — 6.9%

$350	Louisiana Environmental Facilities and Community Development Authority, (Capital and Equipment Acquisition), (AMBAC), 4.50%, 12/1/18	$356,209
1,000	Louisiana Local Government Environmental Facilities & Community Development Authority, (AMBAC), (BHAC), 4.50%, 12/1/18	1,149,600
1,000	Louisiana State Citizens Property Insurance Corp., (AGC), 6.75%, 6/1/26	1,192,500

		$2,698,309

Insured-Special Tax Revenue — 6.5%

$1,000	East Baton Rouge Parish, Sales Tax Revenue, (AGC), 5.25%, 8/1/28	$1,123,650
1,000	Louisiana Gas and Fuels Tax, (AGM), 5.00%, 5/1/36	1,054,610
1,525	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	105,118
1,030	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	141,924
560	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	71,876
445	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	53,164

		$2,550,342

Insured-Transportation — 10.8%

$1,000	Louisiana Local Government Environmental Facilities & Community Development Authority, (AGM), (AMT), 5.75%, 1/1/28	$1,082,030
925	New Orleans Aviation Board, (AGM), (AMT), 5.00%, 1/1/38	938,829
1,500	Port New Orleans Board of Commissioners, (AGC), 5.125%, 4/1/38	1,526,325
620	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	680,568

		$4,227,752

Insured-Water and Sewer — 5.4%

$1,000	Bossier City, Utilities Revenue, (BHAC), 5.50%, 10/1/38	$1,097,990
975	Louisiana Environmental Facilities and Community Development Authority, (Denham Springs), (AGC), 4.875%, 12/1/38	1,011,816

		$2,109,806

Other Revenue — 7.4%

$6,995	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$241,467
3,015	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	54,994
1,000	Louisiana Environmental Facilities and Community Development Authority, (Jefferson Parish), 5.375%, 4/1/31	1,086,910
1,500	Tobacco Settlement Financing Corp., 5.875%, 5/15/39	1,505,025

		$2,888,396

Senior Living / Life Care — 1.3%

$500	Louisiana Housing Finance Authority, (Saint Dominic Assisted Care Facility), (GNMA), 6.85%, 9/1/25	$501,035

		$501,035

Special Tax Revenue — 2.6%

$820	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(1)	$838,081
175	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	198,333

		$1,036,414

Water and Sewer — 4.1%

$1,000	East Baton Rouge, Sewer Commission, 5.25%, 2/1/39	$1,080,390
500	St. Tammany Parish, Utility Revenue, 5.50%, 8/1/35	541,705

		$1,622,095

Total Tax-Exempt Investments — 100.2%
(identified cost $37,457,473)		$39,273,796

Other Assets, Less Liabilities — (0.2)%		$(59,602)

Net Assets — 100.0%		$39,214,194

See notes to financial statements

Eaton Vance Louisiana Municipal Income Fund as of August 31, 2010

PORTFOLIO OF INVESTMENTS CONT’D

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC - Assured Guaranty Corp.

AGM - Assured Guaranty Municipal Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC - Berkshire Hathaway Assurance Corp.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

NPFG - National Public Finance Guaranty Corp.

SFMR - Single Family Mortgage Revenue

The Fund invests primarily in debt securities issued by Louisiana municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2010, 58.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.7% to 18.5% of total investments.

(1)	Security represents the underlying municipal bond of an inverse floater (see Note 1I).

See notes to financial statements

Eaton Vance Maryland Municipal Income Fund as of August 31, 2010

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 102.4%

Principal Amount
(000’s omitted)	Security	Value

Cogeneration — 1.2%

$1,250	Maryland Energy Financing Administration, (AES Warrior Run), (AMT), 7.40%, 9/1/19	$1,250,775

		$1,250,775

Education — 10.5%

$4,000	Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins University), 5.00%, 7/1/32	$4,228,600
2,250	Maryland Health and Higher Educational Facilities Authority, (Loyola College), 4.75%, 10/1/33	2,297,047
1,500	Maryland Health and Higher Educational Facilities Authority, (Loyola College), 5.125%, 10/1/45	1,546,245
1,500	Maryland Health and Higher Educational Facilities Authority, (Maryland Institute College of Art), 5.00%, 6/1/36	1,494,495
400	Maryland Health and Higher Educational Facilities Authority, (Washington Christian Academy), 5.50%, 7/1/38(1)	172,012
1,000	Maryland Industrial Development Financing Authority, (Our Lady of Good Counsel High School), 6.00%, 5/1/35	1,002,720

		$10,741,119

Escrowed / Prerefunded — 5.6%

$1,125	Baltimore County, Economic Development Revenue, (Revisions, Inc.), Prerefunded to 8/15/11, 8.50%, 8/15/25	$1,232,415
1,125	Baltimore, SFMR, (Inner Harbor), Escrowed to Maturity, 8.00%, 12/1/10	1,146,338
2,000	Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Hospital), Prerefunded to 11/15/13, 5.125%, 11/15/34	2,284,140
500	Maryland Health and Higher Educational Facilities Authority, (Maryland Institute College of Art), Prerefunded to 6/1/11, 5.50%, 6/1/21	519,335
425	Westminster, Educational Facilities, (McDaniel College), Prerefunded to 10/1/12, 5.50%, 4/1/27	469,969

		$5,652,197

General Obligations — 14.7%

$1,140	Anne Arundel County, Water and Sewer Construction, 4.50%, 4/1/29	$1,225,945
500	Anne Arundel County, Water and Sewer Construction, 4.625%, 4/1/33	531,175
1,000	Anne Arundel County, Water and Sewer Construction, 4.75%, 4/1/39	1,077,730
2,000	Baltimore County, (Metropolitan District), 5.00%, 2/1/31(2)	2,219,920
2,000	Maryland, 5.00%, 11/1/19	2,503,240
1,000	Montgomery County, 5.00%, 5/1/23	1,171,160
1,500	Montgomery County, 5.00%, 5/1/25	1,746,225
1,000	Montgomery County, 5.25%, 10/1/19	1,057,450
2,235	Prince George’s County Housing Authority, 5.00%, 7/15/23	2,622,549
1,100	Puerto Rico, 0.00%, 7/1/16	874,082

		$15,029,476

Hospital — 12.7%

$1,500	Baltimore County, (Catholic Health Initiatives), 4.50%, 9/1/33	$1,529,385
1,000	Maryland Health and Higher Educational Facilities Authority, (Anne Arundel Health Care Services, Inc.), 5.00%, 7/1/32	1,047,940
1,000	Maryland Health and Higher Educational Facilities Authority, (Calvert Health System), 5.50%, 7/1/36	1,036,920
2,000	Maryland Health and Higher Educational Facilities Authority, (Johns Hopkins Health Care), 5.00%, 5/15/40	2,119,780
1,500	Maryland Health and Higher Educational Facilities Authority, (Medstar Health, Inc.), 5.25%, 5/15/46	1,533,825
2,330	Maryland Health and Higher Educational Facilities Authority, (Peninsula Regional Medical Center), 5.00%, 7/1/36	2,402,300
2,500	Maryland Health and Higher Educational Facilities Authority, (University of Maryland Medical System), 5.00%, 7/1/41	2,553,075
750	Maryland Health and Higher Educational Facilities Authority, (Washington County Hospital), 5.75%, 1/1/38	767,482

		$12,990,707

Housing — 7.4%

$1,000	Maryland Community Development Administration, (AMT), 5.10%, 9/1/37	$1,021,060
1,170	Maryland Community Development Administration, Department of Housing and Community Development, (AMT), 5.15%, 9/1/42(3)	1,195,588
1,000	Maryland Community Development Administration, MFMR, (AMT), 4.70%, 9/1/37	990,930
1,000	Maryland Community Development Administration, MFMR, (AMT), 4.85%, 9/1/37	1,007,200
2,000	Maryland Community Development Administration, MFMR, (AMT), 4.85%, 9/1/47	2,010,020

See notes to financial statements

Eaton Vance Maryland Municipal Income Fund as of August 31, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Housing (continued)

$350	Maryland Economic Development Corp., (Towson University), 5.00%, 7/1/39	$327,687
1,000	Prince George’s County Housing Authority, (Langely Gardens), (AMT), 5.875%, 2/20/39	1,000,030

		$7,552,515

Industrial Development Revenue — 2.0%

$930	Maryland Economic Development Corp., (AFCO Cargo), (AMT), 6.50%, 7/1/24	$815,117
195	Maryland Economic Development Corp., (AFCO Cargo), (AMT), 7.34%, 7/1/24	184,472
1,000	Maryland Economic Development Corp., (Waste Management, Inc.), (AMT), 4.60%, 4/1/16	1,016,030

		$2,015,619

Insured-Education — 1.4%

$1,200	Morgan State University, Academic and Auxiliary Facilities, (NPFG), 6.10%, 7/1/20	$1,461,420

		$1,461,420

Insured-Escrowed / Prerefunded — 5.3%

$3,145	Maryland Health and Higher Educational Facilities Authority, (Helix Health Issue), (AMBAC), Escrowed to Maturity, 5.00%, 7/1/27	$3,768,276
1,500	Puerto Rico Electric Power Authority, (AGM), Prerefunded to 7/1/12, 5.125%, 7/1/26	1,647,285

		$5,415,561

Insured-General Obligations — 1.1%

$1,000	Puerto Rico, (NPFG), 5.50%, 7/1/29	$1,130,140

		$1,130,140

Insured-Hospital — 8.3%

$2,010	Maryland Health and Higher Educational Facilities Authority, (Lifebridge Health), (AGC), 4.75%, 7/1/42	$2,048,049
3,035	Maryland Health and Higher Educational Facilities Authority, (Medlantic/Helix Issue), (AMBAC), 5.25%, 8/15/38	3,293,157
3,150	Puerto Rico Industrial, Tourist, Educational, Medical & Environment Control Facilities Financing Authority, (Auxilio Mutuo Obligated Group), (NPFG), 6.25%, 7/1/24	3,154,694

		$8,495,900

Insured-Housing — 1.3%

$1,430	Maryland Economic Development Corp., (University of Maryland), (CIFG), 4.50%, 6/1/35	$1,282,267

		$1,282,267

Insured-Special Tax Revenue — 1.8%

$550	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$202,010
1,325	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/29	448,777
2,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	453,720
300	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	55,059
2,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/30	619,900

		$1,779,466

Insured-Transportation — 10.7%

$1,000	Maryland Transportation Authority, (AGM), 5.00%, 7/1/28	$1,065,340
1,500	Maryland Transportation Authority, (AGM), 5.00%, 7/1/36	1,632,015
1,000	Maryland Transportation Authority, (AGM), 5.00%, 7/1/38	1,086,590
2,000	Maryland Transportation Authority, (AGM), 5.00%, 7/1/41(3)	2,170,360
1,500	Maryland Transportation Authority, Baltimore-Washington International Airport, (AMBAC), 5.00%, 3/1/27	1,574,970
1,500	Maryland Transportation Authority, Baltimore-Washington International Airport, (AMBAC), (AMT), 5.25%, 3/1/27	1,525,485
1,705	Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/32	1,854,085

		$10,908,845

Insured-Water and Sewer — 5.3%

$500	Baltimore, (Water Projects), (FGIC), (NPFG), 5.125%, 7/1/42	$507,920
1,250	Baltimore, Wastewater, (AMBAC), 5.00%, 7/1/32	1,329,025
1,000	Baltimore, Wastewater, (FGIC), (NPFG), 5.00%, 7/1/22	1,127,710
2,000	Baltimore, Wastewater, (NPFG), 5.65%, 7/1/20	2,402,080

		$5,366,735

See notes to financial statements

Eaton Vance Maryland Municipal Income Fund as of August 31, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Other Revenue — 2.6%

$15,520	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$535,751
10,110	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	184,406
895	Maryland Health and Higher Educational Facilities Authority, (Board of Child Care), 5.375%, 7/1/32	906,841
1,000	Maryland Health and Higher Educational Facilities Authority, (Board of Child Care), 5.625%, 7/1/22	1,031,790

		$2,658,788

Senior Living / Life Care — 1.3%

$375	Maryland Health and Higher Educational Facilities Authority, (Edenwald), 5.40%, 1/1/37	$354,844
490	Maryland Health and Higher Educational Facilities Authority, (King Farm Presbyterian Community), 5.00%, 1/1/17	475,226
500	Maryland Health and Higher Educational Facilities Authority, (Mercy Ridge), 4.75%, 7/1/34	487,430

		$1,317,500

Special Tax Revenue — 5.4%

$743	Baltimore, (Clipper Mill), 6.25%, 9/1/33	$636,187
498	Baltimore, (Strathdale Manor), 7.00%, 7/1/33	517,855
800	Frederick County, (Urbana Community Development Authority), 6.625%, 7/1/25	800,352
1,000	Montgomery County, Department of Liquor Control, 5.00%, 4/1/21	1,183,380
250	Montgomery County, Department of Liquor Control, 5.00%, 4/1/29	276,905
2,040	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(3)	2,084,982

		$5,499,661

Transportation — 3.8%

$1,000	Maryland State Department of Transportation, County Transportation, 5.00%, 2/15/23	$1,163,390
2,500	Washington Metropolitan Area Transit Authority, 5.00%, 7/1/32	2,715,375

		$3,878,765

Total Tax-Exempt Investments — 102.4%
(identified cost $100,229,881)		$104,427,456

Other Assets, Less Liabilities — (2.4)%		$(2,459,591)

Net Assets — 100.0%		$101,967,865

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC - Assured Guaranty Corp.

AGM - Assured Guaranty Municipal Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

MFMR - Multi-Family Mortgage Revenue

NPFG - National Public Finance Guaranty Corp.

SFMR - Single Family Mortgage Revenue

The Fund invests primarily in debt securities issued by Maryland municipalities. In addition, 13.0% of the Fund’s net assets at August 31, 2010 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2010, 34.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.2% to 12.1% of total investments.

(1)	Currently the issuer is in default with respect to interest payments.

(2)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(3)	Security represents the underlying municipal bond of an inverse floater (see Note 1I).

See notes to financial statements

Eaton Vance Missouri Municipal Income Fund as of August 31, 2010

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 100.9%

Principal Amount
(000’s omitted)	Security	Value

Education — 5.0%

$2,000	Curators University System Facilities Revenue, (University of Missouri), 5.00%, 11/1/33	$2,160,300
1,275	Missouri State Health and Educational Facilities Authority, (Washington University), 5.375%, 3/15/39(1)	1,425,476
1,500	Missouri State Health and Educational Facilities Authority, (Washington University), 5.375%, 3/15/39(2)	1,677,030

		$5,262,806

Escrowed / Prerefunded — 1.1%

$1,000	Saint Louis County, Mortgage Revenue, (GNMA), (AMT), Escrowed to Maturity, 5.40%, 1/1/16	$1,162,630

		$1,162,630

General Obligations — 10.6%

$1,000	Clay County, Public School District, 5.00%, 3/1/28	$1,101,310
1,000	Independence School District, (Direct Deposit Program), 5.00%, 3/1/29	1,132,010
1,000	Independence School District, (Direct Deposit Program), 5.00%, 3/1/30	1,124,220
1,000	Jackson County, Reorganized School District No. 7, 5.00%, 3/1/28	1,118,830
1,000	Kansas City, 4.75%, 2/1/25	1,117,330
1,000	Marion County School District No. 60, (Direct Deposit Program), 5.00%, 3/1/30	1,128,540
2,000	Missouri, (Water Pollution Control), Series A, 5.00%, 12/1/17	2,464,600
750	University City School District, (Direct Deposit Program), 5.00%, 2/15/26	851,145
3,000	Wentzville School District No. R-4, 0.00%, 3/1/28	1,182,570

		$11,220,555

Hospital — 7.3%

$1,000	Cape Girardeau County Industrial Development Authority, (Southeast Missouri Hospital Association), 5.00%, 6/1/36	$928,890
1,950	Missouri State Health and Educational Facilities Authority, (Barnes Jewish Christian Hospital), 5.25%, 5/15/14	2,135,835
1,000	Missouri State Health and Educational Facilities Authority, (Children’s Mercy Hospital), 5.625%, 5/15/39	1,050,080
740	Missouri State Health and Educational Facilities Authority, (Freeman Health Systems), 5.25%, 2/15/18	740,496
495	Missouri State Health and Educational Facilities Authority, (Lake of the Ozarks General Hospital), 6.50%, 2/15/21	495,604
250	Missouri State Health and Educational Facilities Authority, (Lake Regional Health System), 5.70%, 2/15/34	255,562
1,000	Missouri State Health and Educational Facilities Authority, (SSM Healthcare), 5.00%, 6/1/36	1,034,330
1,175	West Plains Industrial Development Authority, (Ozarks Medical Center), 5.65%, 11/15/22	1,096,757

		$7,737,554

Housing — 2.5%

$865	Jefferson County Industrial Development Authority, MFMR, (Riverview Bend Apartments), (AMT), 6.75%, 11/1/29	$853,469
505	Missouri Housing Development Commission, (AMT), 5.05%, 1/1/24	513,489
245	Missouri Housing Development Commission, SFMR, (GNMA), (AMT), 4.50%, 9/1/29	248,991
745	Missouri Housing Development Commission, SFMR, (GNMA), (AMT), 4.70%, 3/1/35	764,810
210	Missouri Housing Development Commission, SFMR, (GNMA), (AMT), 5.00%, 9/1/37	212,499
80	Missouri Housing Development Commission, SFMR, (GNMA), (AMT), 6.45%, 9/1/27	80,115

		$2,673,373

Industrial Development Revenue — 2.8%

$1,080	Missouri Development Finance Authority, Solid Waste Disposal, (Procter & Gamble Paper Products), (AMT), 5.20%, 3/15/29	$1,183,658
1,500	Saint Louis Industrial Development Authority, (Anheuser Busch Sewer and Solid Waste Disposal Facilities), (AMT), 4.875%, 3/1/32	1,475,475
300	Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	279,603

		$2,938,736

Insured-Education — 2.2%

$650	Lincoln University Auxiliary System Revenue, (AGC), 5.125%, 6/1/37	$679,341
1,500	Missouri State University Auxiliary Enterprise System, (XLCA), 5.00%, 4/1/25	1,641,390

		$2,320,731

Insured-Electric Utilities — 11.6%

$1,240	Columbia Electric Utility Improvement Revenue, (AMBAC), 5.00%, 10/1/28	$1,338,617
2,250	Missouri Environmental Improvement and Energy Resources Authority, (Union Electric), (AMBAC), (AMT), 5.45%, 10/1/28	2,250,855

See notes to financial statements

Eaton Vance Missouri Municipal Income Fund as of August 31, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Electric Utilities (continued)

$2,465	Missouri Joint Municipal Electric Utility Commission, (AMBAC), (BHAC), 4.50%, 1/1/37	$2,513,191
390	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	433,536
455	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	498,211
1,375	Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	1,538,570
1,150	Puerto Rico Electric Power Authority, (NPFG), 5.50%, 7/1/16	1,335,461
2,275	Springfield, Public Utility, (BHAC), (FGIC), 4.50%, 8/1/36	2,333,740

		$12,242,181

Insured-Escrowed / Prerefunded — 7.7%

$3,590	Missouri Health and Educational Facilities Authority, (Lester Cox Medical Center), (NPFG), Escrowed to Maturity, 0.00%, 9/1/20	$2,638,578
205	Missouri Health and Educational Facilities Authority, (Lester Cox Medical Center), (NPFG), Escrowed to Maturity, 0.00%, 9/1/21	143,904
2,000	Puerto Rico, (FGIC), Prerefunded to 7/1/12, 5.00%, 7/1/32	2,171,920
1,000	Puerto Rico Electric Power Authority, (NPFG), Prerefunded to 7/1/13, 5.00%, 7/1/32	1,129,310
750	Saint Louis Airport, (Capital Improvement Program), (NPFG), Prerefunded to 7/1/12, 5.00%, 7/1/32	811,867
375	Saint Louis, Board of Education, (NPFG), Prerefunded to 4/1/16, 5.00%, 4/1/25	449,153
625	Saint Louis, Board of Education, (NPFG), Prerefunded to 4/1/16, 5.00%, 4/1/25	748,588

		$8,093,320

Insured-General Obligations — 7.2%

$1,200	Jackson County, Consolidated School District No. 002, (Missouri Direct Deposit), (NPFG), 5.00%, 3/1/27	$1,296,516
1,000	Kansas City, (NPFG), 5.00%, 2/1/27	1,111,300
1,000	Platte County Reorganized School District No. R-3, (AGM), 5.00%, 3/1/25	1,107,660
1,900	Saint Charles County, Francis Howell School District, (FGIC), (NPFG), 0.00%, 3/1/16	1,686,402
1,000	Saint Charles County, Francis Howell School District, (FGIC), (NPFG), 5.25%, 3/1/21	1,266,320
1,000	Springfield, School District No. R-12, (AGM), 5.25%, 3/1/25	1,157,350

		$7,625,548

Insured-Hospital — 5.3%

$5,910	Missouri Health and Educational Facilities Authority, (Lester Cox Medical Center), (NPFG), 0.00%, 9/1/20	$3,987,832
80	Missouri Health and Educational Facilities Authority, (Lester Cox Medical Center), (NPFG), 0.00%, 9/1/21	51,286
1,500	North Kansas City, (North Kansas City Memorial Hospital), (AGM), 5.125%, 11/15/33	1,538,175

		$5,577,293

Insured-Industrial Development Revenue — 1.4%

$1,485	Kansas City Industrial Development Authority, (AMBAC), 4.50%, 12/1/32	$1,506,013

		$1,506,013

Insured-Lease Revenue / Certificates of Participation — 8.6%

$1,000	Cape Girardeau County, Building Corp., (Jackson R-II School District), (NPFG), 5.25%, 3/1/25	$1,086,870
1,000	Cape Girardeau County, Building Corp., (Jackson R-II School District), (NPFG), 5.25%, 3/1/26	1,080,630
1,000	Jackson County, (Harry S. Truman Sports Complex), (AMBAC), 4.50%, 12/1/31	1,020,140
1,000	Jackson County, Leasehold Revenue, (Truman Sports), (AMBAC), 0.00%, 12/1/20	647,480
1,000	Jackson County, Leasehold Revenue, (Truman Sports), (NPFG), 5.00%, 12/1/27	1,033,560
2,270	Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/26	1,093,573
2,105	Kansas City, Leasehold Revenue, (Municipal Assistance), (AMBAC), 0.00%, 4/15/30	783,586
1,000	Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	1,269,180
1,990	Saint Louis Industrial Development Authority, (Convention Center Hotel), (AMBAC), 0.00%, 7/15/19	1,023,457

		$9,038,476

Insured-Other Revenue — 0.8%

$750	Missouri Development Finance Authority, Cultural Facility, (Nelson Gallery Foundation), (NPFG), 5.25%, 12/1/22	$796,260

		$796,260

Insured-Special Tax Revenue — 5.1%

$2,350	Bi-State Development Agency, Missouri and Illinois Metropolitan District, (Saint Clair County Metrolink), (AGM), 5.25%, 7/1/28	$2,720,219
600	Kansas City, (Blue Parkway Town Center), (NPFG), 5.00%, 7/1/27	601,722

See notes to financial statements

Eaton Vance Missouri Municipal Income Fund as of August 31, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Special Tax Revenue (continued)

$1,000	Kansas City, Special Obligations, (AGC), 5.00%, 3/1/28	$1,092,340
4,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	907,440

		$5,321,721

Insured-Transportation — 5.1%

$2,060	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	$2,261,241
900	Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	1,017,126
910	Saint Louis Airport, (Lambert International Airport), (FGIC), (NPFG), (AMT), 6.00%, 7/1/14	1,023,750
1,000	Saint Louis Airport, (Lambert International Airport), (NPFG), 5.50%, 7/1/31	1,062,170

		$5,364,287

Insured-Water and Sewer — 0.9%

$1,000	Missouri Environmental Improvement and Energy Resources Authority, (Missouri-American Water Co.), (AMBAC), (AMT), 4.60%, 12/1/36	$896,090

		$896,090

Other Revenue — 2.5%

$2,500	Missouri Development Finance Board Cultural Facilities Revenue, (Kauffman Center), 4.75%, 6/1/37	$2,595,575

		$2,595,575

Senior Living / Life Care — 3.7%

$1,000	Lees Summit Industrial Development Authority, Health Facility, (John Knox Village), 5.125%, 8/15/32	$923,760
2,000	Missouri State Health and Educational Facilities Authority, (Lutheran Senior Services), 5.125%, 2/1/27	2,005,060
1,000	Saint Louis County Industrial Development Authority, Series A, (Friendship Village West County), 5.50%, 9/1/28	988,750

		$3,917,570

Special Tax Revenue — 3.2%

$270	Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$287,080
295	Guam, Limited Obligation Bonds, 5.75%, 12/1/34	310,977
600	Kansas City, Tax Increment Revenue, (Maincor Projects), Series A, 5.25%, 3/1/18	607,788
7,500	Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	461,400
1,640	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(1)	1,676,162

		$3,343,407

Transportation — 2.5%

$270	Branson, Regional Airport Transportation Development District, (Branson Airport, LLC), (AMT), 6.00%, 7/1/25	$154,953
350	Branson, Regional Airport Transportation Development District, (Branson Airport, LLC), (AMT), 6.00%, 7/1/37	201,131
1,000	Missouri Highway and Transportation Commission, 5.00%, 5/1/19	1,172,050
1,000	Missouri Highway and Transportation Commission, 5.00%, 5/1/26	1,151,310

		$2,679,444

Water and Sewer — 3.8%

$1,200	Kansas City, Sanitation Sewer System Revenue, 5.25%, 1/1/34	$1,310,232
1,165	Kansas City, Water Revenue, 5.25%, 12/1/32	1,290,121
435	Missouri Environmental Improvement and Energy Resources Authority, (Revolving Fund Program), 7.20%, 7/1/16	456,828
1,000	Missouri Environmental Improvement and Energy Resources Authority, (Revolving Fund Program), Water Pollution Control, 0.00%, 1/1/14	960,270

		$4,017,451

Total Tax-Exempt Investments — 100.9%
(identified cost $99,931,005)		$106,331,021

Other Assets, Less Liabilities — (0.9)%		$(960,244)

Net Assets — 100.0%		$105,370,777

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC - Assured Guaranty Corp.

AGM - Assured Guaranty Municipal Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

BHAC - Berkshire Hathaway Assurance Corp.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

GNMA - Government National Mortgage Association

MFMR - Multi-Family Mortgage Revenue

See notes to financial statements

Eaton Vance Missouri Municipal Income Fund as of August 31, 2010

PORTFOLIO OF INVESTMENTS CONT’D

NPFG - National Public Finance Guaranty Corp.
SFMR - Single Family Mortgage Revenue
XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Missouri municipalities. In addition, 14.0% of the Fund’s net assets at August 31, 2010 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2010, 55.3% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.5% to 24.3% of total investments.

(1)	Security represents the underlying municipal bond of an inverse floater (see Note 1I).

(2)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

See notes to financial statements

Eaton Vance North Carolina Municipal Income Fund as of August 31, 2010

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 109.3%

Principal Amount
(000’s omitted)	Security	Value

Education — 11.2%

$5,000	North Carolina Capital Facilities Finance Agency, (Duke University), 5.00%, 10/1/38(1)	$5,426,250
5,500	North Carolina Capital Facilities Finance Agency, (Wake Forest University), 5.00%, 1/1/38	5,916,515
1,050	University of North Carolina at Chapel Hill, 0.00%, 8/1/17	904,397
1,980	University of North Carolina at Chapel Hill, 0.00%, 8/1/21	1,439,460

		$13,686,622

Electric Utilities — 5.6%

$1,500	North Carolina Eastern Municipal Power Agency, 5.00%, 1/1/26	$1,625,235
2,000	North Carolina Eastern Municipal Power Agency, 6.75%, 1/1/24	2,449,980
1,000	North Carolina Municipal Power Agency, (Catawba), 5.00%, 1/1/30	1,065,840
625	Puerto Rico Electric Power Authority, 5.50%, 7/1/38	662,450
1,000	Wake County Industrial Facilities and Pollution Control Financing Authority, (Carolina Power and Light Co.), 5.375%, 2/1/17	1,068,220

		$6,871,725

Escrowed / Prerefunded — 2.6%

$1,950	Puerto Rico Electric Power Authority, Escrowed to various sinking fund dates through 7/1/17, Series N, 0.00%, 7/1/17	$1,561,092
2,000	Puerto Rico Electric Power Authority, Escrowed to various sinking fund dates through 7/1/17, Series O, 0.00%, 7/1/17	1,620,840

		$3,181,932

General Obligations — 0.9%

$1,000	Charlotte, 5.00%, 7/1/29	$1,050,140

		$1,050,140

Hospital — 17.2%

$4,980	Charlotte-Mecklenburg Hospital Authority, 5.00%, 1/15/47(1)	$5,131,342
2,000	North Carolina Medical Care Commission, (Duke University Health System), 5.00%, 6/1/42	2,096,600
1,980	North Carolina Medical Care Commission, (Duke University Health System), Series A, 5.00%, 6/1/42	2,084,465
2,000	North Carolina Medical Care Commission, (Mission Health System), 5.00%, 10/1/25	2,159,360
1,350	North Carolina Medical Care Commission, (Mission Health System), 5.00%, 10/1/36	1,403,784
3,600	North Carolina Medical Care Commission, (North Carolina Baptist Hospital), 5.25%, 6/1/29(1)	3,926,736
1,000	North Carolina Medical Care Commission, (Southeastern Regional Medical Center), 5.375%, 6/1/32	1,006,890
500	North Carolina Medical Care Commission, (Union Regional Medical Center), 5.375%, 1/1/32	503,250
2,500	North Carolina Medical Care Commission, (University Health System), 6.25%, 12/1/33	2,782,325

		$21,094,752

Housing — 6.4%

$1,430	Charlotte Housing Authority, (South Oaks Crossing Apartments), (AMT), 4.60%, 8/20/26	$1,441,411
2,405	North Carolina Housing Finance Agency, (AMT), 4.80%, 1/1/37	2,404,856
1,985	North Carolina Housing Finance Agency, (AMT), 4.80%, 1/1/39	1,987,025
995	North Carolina Housing Finance Agency, (AMT), 4.85%, 7/1/38	996,552
980	North Carolina Housing Finance Agency, (AMT), 4.90%, 7/1/37	984,871

		$7,814,715

Industrial Development Revenue — 0.7%

$750	Columbus County Industrial Facilities & Pollution Control Financing Authority, 5.70%, 5/1/34	$788,040

		$788,040

Insured-Education — 1.9%

$865	North Carolina Educational Facilities Finance Agency, (Johnson & Wales University), (XLCA), 5.00%, 4/1/33	$866,107
350	University of North Carolina at Greensboro, (AGC), 5.00%, 4/1/34	380,373
1,050	University of North Carolina at Wilmington, (AGC), 5.00%, 10/1/33	1,121,873

		$2,368,353

Insured-Electric Utilities — 3.0%

$1,000	North Carolina Eastern Municipal Power Agency, (AGC), 6.00%, 1/1/19	$1,148,820
1,000	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	1,094,970

See notes to financial statements

Eaton Vance North Carolina Municipal Income Fund as of August 31, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Electric Utilities (continued)

$1,340	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	$1,468,050

		$3,711,840

Insured-General Obligations — 0.8%

$840	Puerto Rico, (NPFG), 5.50%, 7/1/20	$943,740

		$943,740

Insured-Hospital — 8.5%

$1,675	Johnston Memorial Hospital, (AGM), Variable Rate, 15.463%, 10/1/36(2)(3)(4)	$2,067,352
375	Nash Health Care System, (AGM), 5.00%, 11/1/30	388,320
1,000	New Hanover County, Hospital Revenue, (New Hanover Regional Medical Center), (AGM), 5.125%, 10/1/31	1,069,610
1,030	North Carolina Medical Care Commission, (Betsy Johnson), (AGM), 5.375%, 10/1/24	1,076,288
1,000	North Carolina Medical Care Commission, (Wakemed), (AGC), 5.625%, 10/1/38	1,048,520
2,090	North Carolina Medical Care Commission, (Wakemed), (AGC), 5.875%, 10/1/38	2,212,391
1,500	North Carolina Medical Care Commission, (Wilson Memorial Hospital), (AMBAC), 0.00%, 11/1/15	1,259,760
1,175	Onslow County Hospital Authority, (Onslow Memorial Hospital), (NPFG), 5.00%, 4/1/26	1,239,472

		$10,361,713

Insured-Housing — 0.4%

$475	University of North Carolina at Wilmington, Certificates of Participation, (Student Housing Project), (AGC), 5.00%, 6/1/32	$507,500

		$507,500

Insured-Lease Revenue / Certificates of Participation — 5.4%

$1,500	Franklin County, Certificates of Participation, (NPFG), 5.00%, 9/1/27	$1,611,630
1,000	Monroe, Certificates of Participation, (AGC), 5.50%, 3/1/39	1,077,670
1,000	Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	1,269,180
2,500	Rockingham County, (AGC), 5.00%, 4/1/32	2,676,400

		$6,634,880

Insured-Other Revenue — 1.7%

$2,000	Monroe, Combined Enterprise System Revenue, (AGC), 5.00%, 3/1/33	$2,133,160

		$2,133,160

Insured-Special Tax Revenue — 2.9%

$550	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	$609,576
12,440	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	857,489
12,000	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/43	1,771,560
450	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	62,006
895	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	114,873
720	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	86,018

		$3,501,522

Insured-Transportation — 6.8%

$500	Charlotte, Airport, (NPFG), (AMT), 5.25%, 7/1/21	$523,340
10,000	North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 0.00%, 1/1/35	2,760,700
1,000	North Carolina Turnpike Authority, (Triangle Expressway System), (AGC), 5.375%, 1/1/26	1,117,980
1,800	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	1,975,842
1,800	Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/32	1,957,392

		$8,335,254

Insured-Water and Sewer — 1.9%

$280	Broad River Water Authority, Water System, (XLCA), 5.00%, 6/1/21	$293,294
500	Brunswick County, Enterprise System Water and Sewer Revenue, (AGM), 5.25%, 4/1/26	532,770
1,500	Kannapolis, Water and Sewer, (AGM), (AMT), 5.25%, 2/1/26(5)	1,527,315

		$2,353,379

Lease Revenue / Certificates of Participation — 10.2%

$1,550	Cabarrus County, Certificates of Participation, 5.00%, 6/1/29	$1,692,786
1,400	Cabarrus County, Certificates of Participation, 5.25%, 6/1/28	1,564,458
1,500	Charlotte, (Government Facilities), 5.00%, 6/1/33	1,550,265

See notes to financial statements

Eaton Vance North Carolina Municipal Income Fund as of August 31, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Lease Revenue / Certificates of Participation (continued)

$1,000	Durham County, Certificates of Participation, 5.00%, 6/1/31	$1,085,850
1,000	Forsyth County, 5.00%, 4/1/30	1,122,500
2,000	Raleigh, (Downtown Improvement Projects), 5.00%, 2/1/27	2,186,040
1,000	Wake County, 5.00%, 1/1/33	1,100,520
1,000	Wake County, 5.00%, 6/1/36	1,088,950
1,050	Wilmington, Certificates of Participation, 5.00%, 6/1/38	1,114,638

		$12,506,007

Other Revenue — 3.3%

$13,560	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$468,091
1,000	Durham County Industrial Facilities & Pollution Control Financing Authority, (Research Triangle Institute), 5.00%, 2/1/24	1,215,960
1,035	Durham County Industrial Facilities & Pollution Control Financing Authority, (Research Triangle Institute), 5.00%, 2/1/25	1,258,695
1,000	North Carolina, Capital Improvement Limited Obligation, 5.00%, 5/1/27	1,142,170

		$4,084,916

Senior Living / Life Care — 1.5%

$1,900	North Carolina Medical Care Commission, (United Methodist), 5.50%, 10/1/32	$1,840,910

		$1,840,910

Special Tax Revenue — 3.1%

$8,510	Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	$523,535
2,620	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(1)	2,677,771
545	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	617,665

		$3,818,971

Transportation — 3.1%

$500	Charlotte, Airport, 5.50%, 7/1/34	$548,510
1,000	Charlotte, Airport, (AMT), 5.375%, 7/1/28	1,058,650
1,000	North Carolina Ports Authority, 5.25%, 2/1/40	1,047,160
1,000	Raleigh Durham Airport Authority, 5.00%, 5/1/32(6)	1,090,360

		$3,744,680

Water and Sewer — 10.2%

$3,495	Cape Fear Public Utility Authority, Water and Sewer System, 5.00%, 8/1/35	$3,783,023
2,000	Cary, Combined Enterprise System Revenue, 5.00%, 12/1/33	2,169,860
1,000	Charlotte, Water and Sewer, 5.00%, 7/1/34	1,106,280
2,000	Charlotte, Water and Sewer, 5.00%, 7/1/38	2,218,680
1,975	Charlotte, Water and Sewer, 5.125%, 6/1/26	2,052,538
1,000	Winston-Salem, Water and Sewer System, 5.00%, 6/1/34	1,097,540

		$12,427,921

Total Tax-Exempt Investments — 109.3%
(identified cost $123,693,338)		$133,762,672

Other Assets, Less Liabilities — (9.3)%		$(11,419,448)

Net Assets — 100.0%		$122,343,224

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC - Assured Guaranty Corp.

AGM - Assured Guaranty Municipal Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

NPFG - National Public Finance Guaranty Corp.

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by North Carolina municipalities. In addition, 16.1% of the Fund’s net assets at August 31, 2010 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2010, 30.5% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.9% to 13.6% of total investments.

(1)	Security represents the underlying municipal bond of an inverse floater (see Note 1I).

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At August 31, 2010, the aggregate value of these securities is $2,067,352 or 1.7% of the Fund’s net assets.

See notes to financial statements

Eaton Vance North Carolina Municipal Income Fund as of August 31, 2010

PORTFOLIO OF INVESTMENTS CONT’D

(3)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at August 31, 2010.

(4)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the inverse floater. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $5,025,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the inverse floater.

(5)	Security (or a portion thereof) has been segregated to cover payable for when-issued securities.

(6)	When-issued security.

See notes to financial statements

Eaton Vance Oregon Municipal Income Fund as of August 31, 2010

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 108.4%

Principal Amount
(000’s omitted)	Security	Value

Cogeneration — 0.4%

$660	Western Generation Agency, (Wauna Cogeneration), (AMT), 5.00%, 1/1/12	$665,900

		$665,900

Education — 5.9%

$3,000	Forest Grove, (Pacific University), 6.375%, 5/1/39	$3,165,150
2,000	Oregon Health and Science University, 5.75%, 7/1/39	2,148,740
1,000	Oregon State Facilities Authority, (Linfield College), 5.00%, 10/1/25	1,035,320
500	Oregon State Facilities Authority, (Linfield College), 5.00%, 10/1/31	510,305
1,000	Oregon State Facilities Authority, (Linfield College), 5.00%, 10/1/34	1,015,000
1,500	Oregon State Facilities Authority, (Linfield College), 5.25%, 10/1/40	1,542,525

		$9,417,040

Electric Utilities — 1.9%

$1,000	Northern Wasco County, (Bonneville Power Administration), 5.20%, 12/1/24	$1,031,110
1,250	Port of Morrow, (Portland General Electric), 5.00%, 5/1/33	1,331,200
625	Puerto Rico Electric Power Authority, 5.50%, 7/1/38	662,450

		$3,024,760

General Obligations — 33.8%

$1,500	Benton and Polk Counties, Philomath School District No. 17J, 0.00%, 6/15/28	$721,740
2,500	Benton and Polk Counties, Philomath School District No. 17J, 0.00%, 6/15/29	1,133,375
700	Benton and Polk Counties, Philomath School District No. 17J, 0.00%, 6/15/30	297,276
425	Benton and Polk Counties, Philomath School District No. 17J, 0.00%, 6/15/31	169,018
3,490	Clackamas and Washington Counties, School District No. 3JT, 5.00%, 6/15/33	3,826,192
2,230	Clackamas County, Oregon Trail School District No. 46, 0.00%, 6/15/32	836,696
2,000	Clackamas County, Oregon Trail School District No. 46, 0.00%, 6/15/33	711,040
12,870	Clackamas County, Oregon Trail School District No. 46, 0.00%, 6/15/39	3,322,133
1,020	Columbia and Washington Counties, Vernonia School District No. 47J, 5.00%, 6/15/35	1,106,629
3,730	Deschutes and Jefferson Counties, School District No. 2J, 0.00%, 6/15/26	2,042,772
4,175	Deschutes and Jefferson Counties, School District No. 2J, 0.00%, 6/15/27	2,164,988
3,970	Deschutes and Jefferson Counties, School District No. 2J, 0.00%, 6/15/31	1,629,407
8,000	Jackson County, School District No. 549C, 5.00%, 6/15/33(1)	8,627,600
2,270	Keizer, (Keizer Station Area A Improvement District), 5.20%, 6/1/31	2,354,785
1,000	Multnomah and Clackamas Counties, Riverdale School District No. 51JT, 0.00%, 6/15/29	457,540
1,215	Multnomah and Clackamas Counties, Riverdale School District No. 51JT, 0.00%, 6/15/30	521,004
1,365	Multnomah and Clackamas Counties, Riverdale School District No. 51JT, 0.00%, 6/15/34	453,617
4,425	Oregon Elderly and Disabled Housing, (AMT), 5.65%, 8/1/26	4,428,717
605	Oregon Veterans Welfare, Series 81, 5.25%, 10/1/42	611,927
1,010	Oregon Veterans Welfare, Series 82, 5.50%, 12/1/42	1,026,685
1,575	Polk, Marion and Benton Counties, School District No. 13J, 0.00%, 6/15/31	624,456
5,820	Polk, Marion and Benton Counties, School District No. 13J, 0.00%, 6/15/33	2,057,137
3,350	Polk, Marion and Benton Counties, School District No. 13J, 0.00%, 6/15/38	904,400
2,120	Polk, Marion and Benton Counties, School District No. 13J, 0.00%, 12/15/38	559,171
1,325	Portland Housing Authority, (Pearl Court LP), (AMT), 4.50%, 1/1/22	1,346,094
1,280	Portland Housing Authority, (Pearl Court LP), (AMT), 4.625%, 1/1/27	1,294,285
465	Portland Housing Authority, (Yards Union Station Project), (AMT), 4.75%, 5/1/22	475,370
2,740	Portland Housing Authority, (Yards Union Station Project), (AMT), 4.85%, 5/1/29	2,752,220
1,000	Redmond, (Terminal Expansion Project), 5.00%, 6/1/39	1,023,410
12,660	Salem-Keizer, School District No. 24J, 0.00%, 6/15/30	5,423,417
1,000	Umatilla County, Hermiston School District No. 8R, 0.00%, 6/15/24	606,630

		$53,509,731

Hospital — 8.0%

$2,000	Deschutes County Hospital Facilities Authority, (Cascade Healthcare Community), 8.25%, 1/1/38	$2,492,540
2,105	Hood River County Health Facilities Authority, Elderly Housing, (Down Manor), 6.50%, 1/1/17	2,110,957

See notes to financial statements

Eaton Vance Oregon Municipal Income Fund as of August 31, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Hospital (continued)

$4,000	Multnomah County Hospital Facilities Authority, (Adventist Health System), 5.125%, 9/1/40	$4,156,320
3,735	Oregon State Facilities Authority, (Legacy Health System), 5.00%, 3/15/30	3,910,956

		$12,670,773

Housing — 10.7%

$805	Oregon Health Authority, (Trillium Affordable Housing), (AMT), 6.75%, 2/15/29	$786,074
2,875	Oregon Housing and Community Services Department, (AMT), 4.85%, 7/1/37	2,877,933
5,000	Oregon Housing and Community Services Department, (AMT), 5.15%, 7/1/42	5,049,450
3,300	Oregon Housing and Community Services Department, (AMT), 5.40%, 7/1/27	3,468,828
750	Oregon Housing and Community Services Department, MFMR, (AMT), 5.70%, 7/1/29	752,378
1,215	Oregon Housing and Community Services Department, SFMR, (AMT), 4.75%, 7/1/36	1,222,302
1,535	Oregon Housing and Community Services Department, SFMR, (AMT), 5.00%, 1/1/25	1,578,655
575	Oregon Housing and Community Services Department, SFMR, (AMT), 6.20%, 7/1/27	575,725
335	Oregon Housing and Community Services Department, SFMR, (AMT), 6.40%, 7/1/26	335,479
320	Oregon Housing and Community Services Department, SFMR, (AMT), 6.45%, 7/1/26	320,470

		$16,967,294

Industrial Development Revenue — 1.4%

$735	Oregon Economic Development Authority, (Georgia-Pacific), (AMT), 5.70%, 12/1/25	$703,123
830	Puerto Rico Port Authority, (American Airlines, Inc.), (AMT), 6.25%, 6/1/26	712,347
915	Puerto Rico Port Authority, (American Airlines, Inc.), (AMT), 6.30%, 6/1/23	803,224

		$2,218,694

Insured-Education — 1.9%

$4,850	Oregon Health Science University, (NPFG), 0.00%, 7/1/21	$3,036,343

		$3,036,343

Insured-Electric Utilities — 4.0%

$1,715	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	$1,906,446
2,760	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	3,022,117
1,270	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	1,391,361

		$6,319,924

Insured-General Obligations — 8.5%

$715	Beaverton, School District, (AGC), 5.125%, 6/1/36	$787,551
1,430	Deschutes and Jefferson Counties, School District No. 2J, (FGIC), (NPFG), 0.00%, 6/15/23	914,199
3,750	Lane County, School District No. 019, (Springfield), (AGM), 0.00%, 6/15/28	1,701,375
575	Lane County, School District No. 019, (Springfield), (AGM), 0.00%, 6/15/29	246,238
4,000	Linn County, Community School District No. 9, (Lebanon), (FGIC), (NPFG), 5.50%, 6/15/30	5,032,880
1,000	Newport, (AGC), 0.00%, 6/1/28	474,450
1,225	Newport, (AGC), 0.00%, 6/1/29	548,163
3,425	Washington, Clackamas and Yamhill Counties, School District No. 88J, (NPFG), 0.00%, 6/15/31	1,302,082
5,000	Washington, Multnomah and Yamhill Counties, School District No. 1J, (NPFG), 0.00%, 6/15/26	2,534,350

		$13,541,288

Insured-Hospital — 3.1%

$1,415	Deschutes County Hospital Facilities Authority, (Cascade Healthcare Community), (AMBAC), 5.375%, 1/1/35	$1,487,901
3,000	Medford Hospital Facilities Authority, (Asante Health System), (AGM), 5.50%, 8/15/28	3,373,080

		$4,860,981

Insured-Special Tax Revenue — 5.6%

$560	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$205,682
450	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/37	82,589
12,100	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/44	1,360,282
1,015	Puerto Rico Infrastructure Financing Authority, (AMBAC), 5.50%, 7/1/27	1,124,945
20,000	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/42	2,590,200
42,840	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	2,952,961
905	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	124,700
1,795	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	230,388

See notes to financial statements

Eaton Vance Oregon Municipal Income Fund as of August 31, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Special Tax Revenue (continued)

$1,435	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	$171,440

		$8,843,187

Insured-Transportation — 4.0%

$315	Jackson County, Airport, (XLCA), 5.25%, 12/1/32	$318,474
1,685	Jackson County, Airport, (XLCA), 5.25%, 12/1/37	1,700,536
2,160	Jackson County, Airport, (XLCA), (AMT), 5.25%, 12/1/23	2,333,707
1,800	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	1,975,842

		$6,328,559

Lease Revenue / Certificates of Participation — 0.6%

$820	Oregon State Department of Administration Services, 5.125%, 5/1/33	$887,896

		$887,896

Other Revenue — 2.7%

$20,255	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$699,203
3,130	Oregon State Department of Administrative Services, 5.00%, 4/1/29	3,513,644

		$4,212,847

Senior Living / Life Care — 1.1%

$1,750	Clackamas County, Hospital Facility Authority, (Homewoods), 5.15%, 10/20/37	$1,788,658

		$1,788,658

Special Tax Revenue — 5.4%

$2,185	Portland Limited Tax General Obligation, 0.00%, 6/1/22	$1,505,050
12,970	Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	797,914
5,220	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(1)	5,335,101
755	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	855,664

		$8,493,729

Transportation — 3.6%

$4,000	Port of Portland Airport Revenue, 5.00%, 7/1/29	$4,346,360
215	Redmond Airport Revenue, 5.50%, 6/1/24	225,477
200	Redmond Airport Revenue, 5.75%, 6/1/27	209,642
550	Redmond Airport Revenue, 6.00%, 6/1/34	576,625
400	Redmond Airport Revenue, 6.25%, 6/1/39	423,880

		$5,781,984

Water and Sewer — 5.8%

$2,755	Eugene, 4.50%, 8/1/31	$2,902,090
1,885	Portland, Sewer System, 4.75%, 6/15/30	2,032,991
3,760	Washington County, Clean Water Services, 4.75%, 10/1/27	4,186,346

		$9,121,427

Total Tax-Exempt Investments — 108.4%
(identified cost $161,024,028)		$171,691,015

Other Assets, Less Liabilities — (8.4)%		$(13,302,979)

Net Assets — 100.0%		$158,388,036

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC - Assured Guaranty Corp.

AGM - Assured Guaranty Municipal Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

MFMR - Multi-Family Mortgage Revenue

NPFG - National Public Finance Guaranty Corp.

SFMR - Single Family Mortgage Revenue

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Oregon municipalities. In addition, 16.6% of the Fund’s net assets at August 31, 2010 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2010, 25.0% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.2% to 11.5% of total investments.

(1)	Security represents the underlying municipal bond of an inverse floater (see Note 1I).

See notes to financial statements

Eaton Vance South Carolina Municipal Income Fund as of August 31, 2010

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 108.7%

Principal Amount
(000’s omitted)	Security	Value

Education — 8.6%

$890	South Carolina Educational Facilities Authority, (Furman University), 4.625%, 10/1/35	$909,847
1,495	South Carolina Educational Facilities Authority, (Furman University), 5.00%, 10/1/38	1,546,802
1,225	South Carolina Educational Facilities Authority, (Wofford College), 5.00%, 4/1/36	1,269,051
3,505	South Carolina Educational Facilities Authority, (Wofford College), 5.25%, 4/1/32	3,740,571
7,800	University of South Carolina, Higher Education Revenue, 5.00%, 6/1/40(1)	8,499,816

		$15,966,087

Electric Utilities — 6.4%

$550	Puerto Rico Electric Power Authority, 5.00%, 7/1/37	$563,711
2,000	South Carolina Public Service Authority, 5.25%, 1/1/39	2,197,140
4,510	South Carolina Public Service Authority, 5.375%, 1/1/28	5,181,449
3,435	South Carolina Public Service Authority, 5.50%, 1/1/38	3,842,082

		$11,784,382

General Obligations — 5.0%

$685	Richland County, Sewer System, (Broad River), 5.125%, 3/1/29	$735,991
2,360	South Carolina, 3.25%, 8/1/30	2,310,723
4,275	South Carolina, (Air Carrier Hub Terminal A), 1.00%, 4/1/25	3,084,626
3,850	South Carolina, (Coastal Carolina University), 2.50%, 4/1/30	3,170,052

		$9,301,392

Hospital — 11.2%

$3,000	Florence County, (McLeod Regional Medical Center Project), 5.00%, 11/1/37	$3,069,450
5,260	Greenwood County, 5.375%, 10/1/39	5,429,477
3,615	Lexington County, (Health Services District, Inc.), 5.00%, 11/1/27	3,764,914
1,335	Lexington County, (Health Services District, Inc.), 5.00%, 11/1/32	1,371,312
3,470	South Carolina Jobs Economic Development Authority, (Health Services), 5.75%, 8/1/39	3,582,116
3,380	South Carolina Jobs Economic Development Authority, (Kershaw County Medical Center Project), 6.00%, 9/15/38	3,473,052

		$20,690,321

Industrial Development Revenue — 1.8%

$400	Puerto Rico Port Authority, (American Airlines, Inc.), (AMT), 6.25%, 6/1/26	$343,300
1,500	Richland County, (International Paper Co.), (AMT), 5.95%, 9/1/31	1,520,265
1,400	Richland County, (International Paper Co.), (AMT), 6.10%, 4/1/23	1,441,552

		$3,305,117

Insured-Electric Utilities — 11.0%

$800	Piedmont Municipal Power Agency, (AGC), (AMBAC), 0.00%, 1/1/28	$349,800
8,235	Piedmont Municipal Power Agency, (AGC), (AMBAC), 0.00%, 1/1/29	3,359,962
12,610	Piedmont Municipal Power Agency, (AGC), (AMBAC), 0.00%, 1/1/32	4,306,567
7,815	Piedmont Municipal Power Agency, (AMBAC), 0.00%, 1/1/29	3,093,177
2,940	Piedmont Municipal Power Agency, (AMBAC), 0.00%, 1/1/32	965,173
2,090	Piedmont Municipal Power Agency, (FGIC), (NPFG), 0.00%, 1/1/23	1,202,858
1,420	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	1,578,515
3,725	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	4,078,763
950	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	1,040,782
330	Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	369,257

		$20,344,854

Insured-General Obligations — 3.8%

$1,300	Berkeley County, (AGM), 2.00%, 9/1/25	$1,102,010
1,530	Berkeley County, School District, (AGM), 2.75%, 1/15/22	1,533,136
4,065	Dorchester County, Transportation Projects, (XLCA), 4.625%, 5/1/28	4,301,258

		$6,936,404

See notes to financial statements

Eaton Vance South Carolina Municipal Income Fund as of August 31, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Hospital — 3.3%

$2,775	Florence County, (McLeod Regional Medical Center Project), (AGM), 5.25%, 11/1/27	$2,911,641
3,000	South Carolina Jobs Economic Development Authority, (Anmed Health), (AGC), 5.50%, 2/1/38	3,233,190

		$6,144,831

Insured-Lease Revenue / Certificates of Participation — 3.5%

$4,000	Scago Educational Facilities Corp., Pickens School District, (AGM), 4.50%, 12/1/28	$4,156,520
2,180	Sumter Two School Facility, Inc., Installment Purchase Revenue, (AGC), 4.50%, 12/1/32	2,228,592

		$6,385,112

Insured-Special Tax Revenue — 0.5%

$4,890	Puerto Rico Sales Tax Financing Corp., (AMBAC), 0.00%, 8/1/54	$337,068
905	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/44	124,700
1,795	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/45	230,388
1,435	Puerto Rico Sales Tax Financing Corp., (NPFG), 0.00%, 8/1/46	171,439

		$863,595

Insured-Transportation — 6.0%

$2,700	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(1)	$2,963,763
1,095	Richland-Lexington Airport District, (Columbia Metropolitan Airport), (CIFG), (AMT), 5.00%, 1/1/21	1,134,551
4,500	South Carolina Ports Authority, (Ports Revenue), (AGM), 5.30%, 7/1/26	4,505,940
2,460	South Carolina Transportation Infrastructure Bank Revenue, (AMBAC), (XLCA), 4.50%, 10/1/32	2,503,149

		$11,107,403

Insured-Utilities — 5.3%

$1,000	Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/27	$1,229,210
2,000	Greer, Combined Utility System, (AMBAC), 5.50%, 9/1/32	2,431,220
5,000	Orangeburg County, Solid Waste, (South Carolina Electric and Gas Co.), (AMBAC), (AMT), 5.70%, 11/1/24	5,004,550
1,100	South Carolina Jobs Economic Development Authority, (South Carolina Electric and Gas Co.), (AMBAC), 5.20%, 11/1/27	1,168,354

		$9,833,334

Insured-Water and Sewer — 12.4%

$500	Anderson County, Water and Sewer System, (AGC), 5.25%, 7/1/24	$583,120
1,970	Beaufort-Jasper, Water and Sewer Authority, (AGM), 4.50%, 3/1/31	2,042,988
515	Cayce, Waterworks and Sewer Revenue, (XLCA), 4.625%, 7/1/27	550,659
1,875	Greenwood, Metropolitan District Sewer System, (AGM), Variable Rate, 14.791%, 10/1/30(2)(3)(4)	2,531,475
2,000	Lexington, Waterworks and Sewer Revenue, (AGC), 5.00%, 1/15/35	2,165,520
2,575	Lugoff-Elgin, Water Authority, (NPFG), 4.625%, 7/1/37	2,618,620
1,045	Richland County, Sewer System, (Broad River), (XLCA), 4.50%, 3/1/34	1,076,758
5,000	Spartanburg, Waterworks Revenue, (AGC), 5.00%, 6/1/35	5,402,200
2,000	Spartanburg, Waterworks Revenue, (AGC), 5.00%, 6/1/39	2,147,080
3,750	Sumter, Waterworks and Sewer System, (XLCA), 4.50%, 12/1/32	3,810,075

		$22,928,495

Lease Revenue / Certificates of Participation — 13.1%

$6,000	Berkeley County, School District, 5.125%, 12/1/30	$6,241,680
320	Charleston Educational Excellence Financing Corp., 5.25%, 12/1/22	358,797
1,105	Charleston Educational Excellence Financing Corp., 5.25%, 12/1/28	1,201,091
3,000	Greenville County, School District, 5.00%, 12/1/24(1)	3,370,410
4,745	Laurens County, School District, 5.25%, 12/1/30	4,751,074
3,270	Lexington, One School Facility Corp., 5.00%, 12/1/27	3,460,183
1,640	Lexington, One School Facility Corp., 5.00%, 12/1/30	1,707,699
1,470	Lexington, One School Facility Corp., 5.25%, 12/1/27	1,595,994
1,470	Newberry County, School District, 5.25%, 12/1/25	1,521,626

		$24,208,554

See notes to financial statements

Eaton Vance South Carolina Municipal Income Fund as of August 31, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Other Revenue — 6.5%

$21,465	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$740,972
7,600	Tobacco Settlement Revenue Management Authority, Escrowed to Maturity, 6.375%, 5/15/30	9,971,428
1,245	Tobacco Settlement Revenue Management Authority, Prerefunded to 5/15/11, 5.00%, 6/1/18	1,246,120

		$11,958,520

Special Tax Revenue — 4.2%

$23,870	Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	$1,468,483
5,220	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(1)	5,335,101
810	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	917,997

		$7,721,581

Student Loan — 1.6%

$2,855	South Carolina State Education Assistance Authority, 5.10%, 10/1/29	$2,995,580

		$2,995,580

Water and Sewer — 4.5%

$7,500	Columbia, Waterworks and Sewer Revenue, 5.00%, 2/1/40(1)	$8,228,400

		$8,228,400

Total Tax-Exempt Investments — 108.7%
(identified cost $188,693,688)		$200,703,962

Other Assets, Less Liabilities — (8.7)%		$(16,138,324)

Net Assets — 100.0%		$184,565,638

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC - Assured Guaranty Corp.

AGM - Assured Guaranty Municipal Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

NPFG - National Public Finance Guaranty Corp.

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by South Carolina municipalities. In addition, 10.5% of the Fund’s net assets at August 31, 2010 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2010, 42.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 2.0% to 13.3% of total investments.

(1)	Security represents the underlying municipal bond of an inverse floater (see Note 1I).

(2)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At August 31, 2010, the aggregate value of these securities is $2,531,475 or 1.4% of the Fund’s net assets.

(3)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at August 31, 2010.

(4)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the inverse floater. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $5,625,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the inverse floater.

See notes to financial statements

Eaton Vance Tennessee Municipal Income Fund as of August 31, 2010

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 99.6%

Principal Amount
(000’s omitted)	Security	Value

Education — 7.2%

$1,425	Metropolitan Government of Nashville and Davidson County, (Vanderbilt University), Series A, 5.00%, 10/1/39	$1,558,138
1,000	Metropolitan Government of Nashville and Davidson County, (Vanderbilt University), Series B, 5.00%, 10/1/39	1,093,430
1,500	Tennessee State School Bond Authority, 5.00%, 5/1/39	1,628,895

		$4,280,463

Electric Utilities — 6.3%

$1,500	Chattanooga, Electric Revenue, 5.00%, 9/1/33	$1,626,180
500	Clarksville, Electric Revenue, 5.00%, 9/1/34	549,315
500	Knoxville, Electric Revenue, 4.50%, 7/1/28	534,155
1,000	Metropolitan Government of Nashville and Davidson County, 5.125%, 5/15/26	1,022,890

		$3,732,540

Escrowed / Prerefunded — 1.4%

$470	Sullivan County, Health, Educational and Housing Facilities Board, (Wellmont Health System), Prerefunded to 9/1/12, 6.25%, 9/1/22	$522,631
280	Sullivan County, Health, Educational and Housing Facilities Board, (Wellmont Health System), Prerefunded to 9/1/12, 6.25%, 9/1/22	311,354

		$833,985

General Obligations — 4.1%

$350	Johnson City, 5.00%, 6/1/31	$381,948
1,000	Tennessee, 5.00%, 5/1/29	1,129,820
850	Williamson County, 3.25%, 4/1/17(1)	938,978

		$2,450,746

Hospital — 10.8%

$500	Chattanooga, Health, Educational and Housing Facilities Board, (Catholic Health Initiatives), 6.25%, 10/1/33	$568,995
1,000	Johnson City, Health and Educational Facilities Board, 5.50%, 7/1/36	1,014,350
5,000	Knox County, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/39	996,650
3,200	Knox County, Health, Educational and Housing Facilities Board, (Covenant Health), 0.00%, 1/1/42	521,600
500	Knox County, Health, Educational and Housing Facilities Board, (East Tennessee Hospital), 5.75%, 7/1/33	501,505
1,250	Rutherford County, Health and Educational Facilities Board, (Ascension Health Care Group), 5.00%, 11/15/40	1,315,862
500	Shelby County, Health, Educational and Housing Facilities Board, (St. Jude Children’s Research Hospital), 5.00%, 7/1/31	530,700
1,000	Sullivan County, Health, Educational and Facilities Board, (Wellmont Health System), 5.25%, 9/1/36	977,810

		$6,427,472

Housing — 6.1%

$465	Tennessee Housing Development Agency, (AMT), 4.85%, 1/1/32	$469,204
495	Tennessee Housing Development Agency, (AMT), 4.85%, 7/1/38	494,970
460	Tennessee Housing Development Agency, (AMT), 4.95%, 1/1/37	464,260
1,315	Tennessee Housing Development Agency, (AMT), 5.00%, 7/1/32	1,334,146
475	Tennessee Housing Development Agency, (AMT), 5.10%, 7/1/38	481,379
365	Tennessee Housing Development Agency, (AMT), 5.375%, 7/1/23	376,932

		$3,620,891

Industrial Development Revenue — 0.8%

$340	Hardeman County, (Correctional Facilities Corp.), 7.75%, 8/1/17	$330,616
150	Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	139,802

		$470,418

Insured-Education — 2.4%

$1,230	Metropolitan Government of Nashville and Davidson County, (Meharry Medical College), (AMBAC), 6.00%, 12/1/19	$1,444,758

		$1,444,758

Insured-Electric Utilities — 14.7%

$1,000	Lawrenceburg, Electric Revenue, (NPFG), 6.625%, 7/1/18	$1,220,240
1,000	Lawrenceburg, Public Building Authority, (Electric System-Public Works), (AGM), Prerefunded to 7/1/11, 5.00%, 7/1/26	1,039,990

See notes to financial statements

Eaton Vance Tennessee Municipal Income Fund as of August 31, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Electric Utilities (continued)

$500	Lawrenceburg, Public Building Authority, (Electric System-Public Works), (AMBAC), 5.00%, 7/1/26	$560,520
1,000	Metropolitan Government of Nashville and Davidson County, (AMBAC), 5.00%, 5/15/29	1,089,030
2,000	Metropolitan Government of Nashville and Davidson County, (NPFG), 0.00%, 5/15/17	1,733,500
1,000	Pleasant View, Utility District, (NPFG), 5.00%, 9/1/32	1,015,010
260	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/30	289,024
200	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/34	218,994
420	Puerto Rico Electric Power Authority, (FGIC), (NPFG), 5.25%, 7/1/35	460,135
300	Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/29	335,688
680	Puerto Rico Electric Power Authority, (NPFG), 5.50%, 7/1/16	789,664

		$8,751,795

Insured-Escrowed / Prerefunded — 9.4%

$175	Bristol, (Bristol Memorial Hospital), (FGIC), Escrowed to Maturity, 6.75%, 9/1/10	$175,000
1,500	Johnson City, Health and Educational Facilities Board, (Johnson City Medical Center), (NPFG), Prerefunded to 7/1/23, 5.125%, 7/1/25	1,513,215
825	Knox County, Health, Educational and Housing Facilities Board, (Covenant Health), (AGM), Prerefunded to 1/1/13, 5.00%, 1/1/26	911,922
645	Shelby County, (Lebonheur Children’s Hospital), (NPFG), Escrowed to Maturity, 5.50%, 8/15/12	683,958
2,000	West Wilson Utility District Waterworks, (NPFG), Prerefunded to 6/1/14, 5.00%, 6/1/34	2,321,940

		$5,606,035

Insured-General Obligations — 8.9%

$750	Blount County, Public Building Authority, (AGC), 4.50%, 6/1/30	$778,537
500	Blount County, Public Building Authority, (AGC), 5.00%, 6/1/32	536,625
1,425	Franklin, Special School District, (AGM), 0.00%, 6/1/19	1,132,690
2,500	Franklin, Special School District, (AGM), 0.00%, 6/1/20	1,902,500
250	Manchester, (AGM), 5.00%, 6/1/38	271,582
530	Memphis, (AGC), 5.00%, 4/1/26	651,911

		$5,273,845

Insured-Hospital — 1.2%

$675	Knox County, Health, Educational and Housing Facilities Board, (Covenant Health), (AGM), 5.00%, 1/1/26	$688,122

		$688,122

Insured-Lease Revenue / Certificates of Participation — 1.1%

$500	Puerto Rico Public Finance Corp., (AMBAC), Escrowed to Maturity, 5.50%, 8/1/27	$634,590

		$634,590

Insured-Special Tax Revenue — 2.7%

$3,000	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/34	$680,580
4,450	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/44	500,269
1,750	Puerto Rico Infrastructure Financing Authority, (FGIC), 0.00%, 7/1/33	425,320

		$1,606,169

Insured-Transportation — 3.1%

$530	Memphis-Shelby County, Airport Authority, (AMBAC), (AMT), 6.00%, 3/1/24	$535,962
560	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)	614,706
640	Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/32	695,962

		$1,846,630

Insured-Water and Sewer — 13.4%

$1,000	Clarksville, Water, Sewer and Gas, (AGM), 5.25%, 2/1/18	$1,212,370
1,000	Harpeth Valley Utilities District, Davidson and Williamson Counties, (FGIC), (NPFG), 5.00%, 9/1/35	1,056,160
750	Hawkins County, First Utility District, (AGC), 5.00%, 6/1/42	789,038
875	Knox County, First Utility District, (NPFG), 5.00%, 12/1/25	939,925
985	Knoxville, Waste Water System, (NPFG), 4.00%, 4/1/40	985,177
1,000	Memphis, Sanitary Sewer System, (AGM), 4.75%, 7/1/24	1,072,330
1,000	Metropolitan Government of Nashville and Davidson County, Water System, (FGIC), (NPFG), 5.20%, 1/1/13	1,068,170

See notes to financial statements

Eaton Vance Tennessee Municipal Income Fund as of August 31, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Water and Sewer (continued)

$500	South Blount County, Utility District, Water Revenue, (AGM), 5.00%, 12/1/33	$526,840
300	West Wilson Utility District Waterworks, (NPFG), 4.00%, 6/1/32	291,984

		$7,941,994

Other Revenue — 1.7%

$6,550	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$226,106
750	Tennessee Energy Acquisition Corp., Gas Revenue, 5.25%, 9/1/26	768,818

		$994,924

Special Tax Revenue — 2.0%

$135	Guam, Limited Obligation Bonds, 5.625%, 12/1/29	$143,540
145	Guam, Limited Obligation Bonds, 5.75%, 12/1/34	152,853
4,815	Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/56	296,219
220	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(2)	224,851
325	Virgin Islands Public Finance Authority, 6.75%, 10/1/37	368,332

		$1,185,795

Transportation — 2.3%

$1,250	Memphis-Shelby County, Airport Authority, (AMT), 5.75%, 7/1/24	$1,372,450

		$1,372,450

Total Tax-Exempt Investments — 99.6%
(identified cost $55,689,299)		$59,163,622

Other Assets, Less Liabilities — 0.4%		$245,654

Net Assets — 100.0%		$59,409,276

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC - Assured Guaranty Corp.

AGM - Assured Guaranty Municipal Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

NPFG - National Public Finance Guaranty Corp.

The Fund invests primarily in debt securities issued by Tennessee municipalities. In addition, 10.8% of the Fund’s net assets at August 31, 2010 were invested in municipal obligations issued by Puerto Rico. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2010, 57.1% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.0% to 26.4% of total investments.

(1)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)	Security represents the underlying municipal bond of an inverse floater (see Note 1I).

See notes to financial statements

Eaton Vance Virginia Municipal Income Fund as of August 31, 2010

PORTFOLIO OF INVESTMENTS

Tax-Exempt Investments — 103.2%

Principal Amount
(000’s omitted)	Security	Value

Education — 8.7%

$1,700	Alexandria Industrial Development Authority, (Episcopal High School), 5.00%, 1/1/40	$1,770,669
5,100	University of Virginia, 5.00%, 6/1/40(1)	5,559,051
4,000	Virginia College Building Authority, 5.00%, 9/1/33	4,367,400
275	Virginia College Building Authority, 5.00%, 9/1/38	297,877

		$11,994,997

Electric Utilities — 1.1%

$1,500	Chesterfield County Economic Development Authority, (Virginia Electric Power Co. Project), (AMT), 5.60%, 11/1/31	$1,527,765

		$1,527,765

Escrowed / Prerefunded — 0.1%

$75	Henrico County Economic Development, (Bon Secours Health System, Inc.), Prerefunded to 11/15/12, 5.60%, 11/15/30	$83,432

		$83,432

General Obligations — 5.6%

$2,820	Loudoun County, 5.00%, 7/1/27	$3,274,894
1,390	Peninsula Airport Commission, (City Guaranteed), (AMT), 5.50%, 7/15/21	1,438,525
500	Portsmouth, 4.75%, 7/15/25	567,490
675	Portsmouth, 5.25%, 7/15/25	800,894
1,550	Virginia Public School Authority, 5.00%, 8/1/21	1,634,196

		$7,715,999

Hospital — 17.8%

$2,250	Albemarle County Industrial Development Authority, (Martha Jefferson Hospital), 5.25%, 10/1/35	$2,271,533
5,000	Fairfax County Industrial Development Authority, (Inova Health System Hospitals), 5.00%, 8/15/23(2)	5,712,672
3,000	Fairfax County Industrial Development Authority, (Inova Health System Hospitals), 5.50%, 5/15/35	3,290,880
1,000	Fauquier County Industrial Development Authority, (Fauquier Hospital), 5.25%, 10/1/37	1,024,300
795	Henrico County Economic Development, (Bon Secours Health System, Inc.), 5.60%, 11/15/30	811,767
465	Prince William County Industrial Development Authority, 5.20%, 10/1/30	467,864
1,000	Prince William County Industrial Development Authority, (Potomac Hospital Corp.), 5.35%, 10/1/36	1,001,710
1,100	Smyth County Industrial Development Authority, (Mountain States Health Alliance), 5.50%, 7/1/28	1,131,900
3,000	Virginia Small Business Financing Authority, (Sentara Healthcare), 5.00%, 11/1/40	3,159,630
1,500	Virginia Small Business Financing Authority, (Wellmont Health), 5.25%, 9/1/27	1,514,865
2,000	Virginia Small Business Financing Authority, (Wellmont Health), 5.25%, 9/1/37	1,960,400
2,000	Winchester Industrial Development Authority, (Valley Health System), 5.25%, 1/1/37	2,107,080

		$24,454,601

Housing — 8.9%

$5,000	Fairfax County Redevelopment and Housing Authority, (Cedar Ridge), (AMT), 4.85%, 10/1/48	$4,947,500
1,775	Multifamily Housing Bond Pass Through Certificates of Beneficial Owners, (Prince William County), (AMT), 6.00% to 11/1/22 (Put Date), 11/1/33	1,746,280
2,750	Virginia Housing Development Authority, (AMT), 4.90%, 1/1/33	2,780,470
1,000	Virginia Housing Development Authority, (AMT), Variable Rate, 19.565%, 10/1/35(3)(4)(5)	1,241,700
1,500	Virginia Housing Development Authority, Series A1, (AMT), 5.10%, 10/1/35	1,546,740

		$12,262,690

Industrial Development Revenue — 3.6%

$1,250	James City County Industrial Development Authority, (Anheuser Busch Cos., Inc.), (AMT), 6.00%, 4/1/32	$1,250,900
1,630	Norfolk Airport Authority, (AMT), 6.25%, 1/1/30	1,594,971
2,230	Virgin Islands Public Finance Authority, (HOVENSA LLC), (AMT), 4.70%, 7/1/22	2,078,383

		$4,924,254

Insured-Education — 6.0%

$6,655	Virginia College Building Authority, (Washington and Lee University), (NPFG), 5.25%, 1/1/31	$8,264,578

		$8,264,578

Insured-Electric Utilities — 4.1%

$2,000	Halifax County Industrial Development Authority, (Old Dominion Electric Cooperation), (AMBAC), (AMT), 5.625%, 6/1/28	2,092,840

See notes to financial statements

Eaton Vance Virginia Municipal Income Fund as of August 31, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Insured-Electric Utilities (continued)

$2,015	Puerto Rico Electric Power Authority, (NPFG), 5.50%, 7/1/16	$2,339,959
1,000	Puerto Rico Electric Power Authority, (XLCA), 5.375%, 7/1/18	1,162,390

		$5,595,189

Insured-General Obligations — 0.5%

$710	Fairfax, (NPFG), 4.50%, 1/15/36	$729,390

		$729,390

Insured-Hospital — 4.5%

$325	Harrisonburg Industrial Development Authority, (Rockingham Memorial Hospital), (AMBAC), 5.00%, 8/15/46	$311,766
1,500	Henrico County, (Bon Secours Health System, Inc.), (NPFG), 6.25%, 8/15/20	1,751,250
3,655	Virginia Beach, (Virginia Beach Memorial Hospital), (AMBAC), 5.125%, 2/15/18	4,157,307

		$6,220,323

Insured-Lease Revenue / Certificates of Participation — 0.7%

$1,000	Rappahannock Regional Jail Authority, (NPFG), 4.50%, 12/1/36	$1,024,570

		$1,024,570

Insured-Special Tax Revenue — 0.3%

$1,020	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/28	$374,636

		$374,636

Insured-Transportation — 19.4%

$5,000	Chesapeake Bay Bridge and Tunnel Commission, (General Resolution), (NPFG), 5.50%, 7/1/25	$5,720,850
1,000	Metropolitan Washington, DC, Airport Authority System, (FGIC), (NPFG), (AMT), 5.00%, 10/1/33	1,014,640
1,000	Metropolitan Washington, DC, Airport Authority System, (FGIC), (NPFG), (AMT), 5.25%, 10/1/32	1,015,810
5,255	Metropolitan Washington, DC, Airport Authority System, (NPFG), (AMT), 5.50%, 10/1/27	5,490,266
1,000	Norfolk Airport Authority, (FGIC), (NPFG), 5.125%, 7/1/31	1,007,280
3,040	Puerto Rico Highway and Transportation Authority, (AGC), (CIFG), 5.25%, 7/1/41(2)	3,336,978
1,600	Puerto Rico Highway and Transportation Authority, (AMBAC), 5.50%, 7/1/29	1,808,224
3,800	Richmond, Metropolitan Authority Expressway, (FGIC), (NPFG), 5.25%, 7/15/22	4,286,324
3,000	Virginia Port Authority, (AGM), (FGIC), (AMT), 5.00%, 7/1/36	3,037,320

		$26,717,692

Insured-Water and Sewer — 2.3%

$3,000	Spotsylvania County, Water and Sewer, (AGM), 4.50%, 6/1/32	$3,108,450

		$3,108,450

Other Revenue — 5.5%

$7,000	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/50	$241,640
14,980	Children’s Trust Fund, PR, Tobacco Settlement, 0.00%, 5/15/55	273,235
1,250	Prince William County Industrial Development Authority, (Catholic Diocese Arlington), 5.50%, 10/1/33	1,278,925
40,000	Tobacco Settlement Financing Corp., 0.00%, 6/1/47	1,316,000
2,000	Tobacco Settlement Financing Corp., 5.00%, 6/1/47	1,350,860
2,710	Virginia Resources Authority Infrastructure Revenue, 5.25%, 11/1/33	3,095,687

		$7,556,347

Senior Living / Life Care — 1.8%

$1,480	Fairfax County Economic Development Authority, (Goodwin House, Inc.), 5.125%, 10/1/42	$1,460,420
1,000	Virginia Beach Development Authority, (Westminster-Canterbury), 5.375%, 11/1/32	970,320

		$2,430,740

Special Tax Revenue — 1.4%

$6,250	Puerto Rico Sales Tax Financing Corp., 0.00%, 8/1/38	$1,139,687
800	Puerto Rico Sales Tax Financing Corp., 5.25%, 8/1/57(2)	817,640

		$1,957,327

See notes to financial statements

Eaton Vance Virginia Municipal Income Fund as of August 31, 2010

PORTFOLIO OF INVESTMENTS CONT’D

Principal Amount
(000’s omitted)	Security	Value

Transportation — 2.0%

$1,000	Metropolitan Washington, DC, Airport Authority System, (AMT), 5.375%, 10/1/29	$1,078,020
1,500	Washington Metropolitan Area Transit Authority, 5.00%, 7/1/32	1,629,225

		$2,707,245

Water and Sewer — 8.9%

$2,795	Fairfax County Water Authority, 5.25%, 4/1/27	$3,609,715
3,000	James City Service Authority, Water and Sewer, 4.75%, 1/15/39	3,143,280
2,475	Upper Occoquan Sewer Authority, 4.50%, 7/1/38	2,543,013
1,755	Upper Occoquan Sewer Authority, 5.00%, 7/1/41	1,885,519
1,000	Virginia Resources Authority, Clean Water Revenue, 5.00%, 10/1/31	1,127,020

		$12,308,547

Total Tax-Exempt Investments — 103.2%
(identified cost $133,638,353)		$141,958,772

Other Assets, Less Liabilities — (3.2)%		$(4,388,680)

Net Assets — 100.0%		$137,570,092

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

AGC - Assured Guaranty Corp.

AGM - Assured Guaranty Municipal Corp.

AMBAC - AMBAC Financial Group, Inc.

AMT - Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.

CIFG - CIFG Assurance North America, Inc.

FGIC - Financial Guaranty Insurance Company

NPFG - National Public Finance Guaranty Corp.

XLCA - XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by Virginia municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at August 31, 2010, 36.7% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 0.8% to 23.0% of total investments.

(1)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

(2)	Security represents the underlying municipal bond of an inverse floater (see Note 1I).

(3)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At August 31, 2010, the aggregate value of these securities is $1,241,700 or 0.9% of the Fund’s net assets.

(4)	Security has been issued as a leveraged inverse floater bond. The stated interest rate represents the rate in effect at August 31, 2010.

(5)	Security is subject to a shortfall agreement which may require the Fund to pay amounts to a counterparty in the event of a significant decline in the market value of the security underlying the inverse floater. In case of a shortfall, the maximum potential amount of payments the Fund could ultimately be required to make under the agreement is $4,000,000. However, such shortfall payment would be reduced by the proceeds from the sale of the security underlying the inverse floater.

See notes to financial statements

Eaton Vance Municipal Income Funds as of August 31, 2010

FINANCIAL STATEMENTS

Statements of Assets and Liabilities

As of August 31, 2010	Alabama Fund	Arkansas Fund	Georgia Fund	Kentucky Fund

Assets

Investments —
Identified cost	$56,976,783	$70,232,822	$84,547,731	$49,999,442
Unrealized appreciation	4,266,645	2,436,115	5,210,612	3,233,689

Investments, at value	$61,243,428	$72,668,937	$89,758,343	$53,233,131

Cash	$167,020	$1,460,860	$715,084	$53,068
Interest receivable	732,119	790,904	969,259	543,605
Receivable for investments sold	—	—	115,000	1,020,000
Receivable for Fund shares sold	22,193	25,411	55,178	6,928

Total assets	$62,164,760	$74,946,112	$91,612,864	$54,856,732

Liabilities

Payable for floating rate notes issued	$1,710,000	$795,000	$8,670,000	$—
Demand note payable	—	—	—	400,000
Payable for variation margin on open financial futures contracts	4,688	—	79,687	—
Payable for open swap contracts	34,836	1,086,473	441,814	407,385
Payable for Fund shares redeemed	53,091	140,237	217,700	134,548
Distributions payable	96,599	80,359	130,697	48,766
Payable to affiliates:
Investment adviser fee	14,939	19,349	23,508	12,494
Distribution and service fees	13,761	18,141	21,693	12,215
Interest expense and fees payable	3,745	1,249	13,245	—
Accrued expenses	64,918	69,688	77,801	60,863

Total liabilities	$1,996,577	$2,210,496	$9,676,145	$1,076,271

Net Assets	$60,168,183	$72,735,616	$81,936,719	$53,780,461

Sources of Net Assets

Paid-in capital	$57,782,137	$75,928,159	$86,261,412	$55,631,179
Accumulated net realized loss	(1,783,417)	(4,481,147)	(8,901,426)	(4,684,802)
Accumulated undistributed (distributions in excess of) net investment income	(59,087)	(61,038)	(94,150)	7,780
Net unrealized appreciation	4,228,550	1,349,642	4,670,883	2,826,304

Net Assets	$60,168,183	$72,735,616	$81,936,719	$53,780,461

Class A Shares

Net Assets	$49,082,816	$63,477,974	$58,447,873	$48,929,352
Shares Outstanding	4,944,459	6,880,007	6,624,485	5,504,713
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.93	$9.23	$8.82	$8.89
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$10.43	$9.69	$9.26	$9.33

Class B Shares

Net Assets	$3,949,328	$3,178,178	$5,142,886	$2,607,263
Shares Outstanding	361,711	320,647	545,525	271,666
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$10.92	$9.91	$9.43	$9.60

Class C Shares

Net Assets	$2,935,259	$6,078,454	$9,620,914	$2,242,834
Shares Outstanding	268,609	613,366	1,019,795	233,541
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$10.93	$9.91	$9.43	$9.60

Class I Shares

Net Assets	$4,200,780	$1,010	$8,725,046	$1,012
Shares Outstanding	422,928	110	986,076	114
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding, including fractional shares)	$9.93	$9.22	$8.85	$8.89

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See notes to financial statements

Eaton Vance Municipal Income Funds as of August 31, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Assets and Liabilities

As of August 31, 2010	Louisiana Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Assets

Investments —
Identified cost	$37,457,473	$100,229,881	$99,931,005	$123,693,338
Unrealized appreciation	1,816,323	4,197,575	6,400,016	10,069,334

Investments, at value	$39,273,796	$104,427,456	$106,331,021	$133,762,672

Cash	$570,048	$878,674	$1,858,054	$1,224,617
Interest receivable	494,962	1,206,227	1,178,842	1,516,678
Receivable for investments sold	25,301	4,000	40,000	—
Receivable for Fund shares sold	10,020	112,376	41,956	333,639

Total assets	$40,374,127	$106,628,733	$109,449,873	$136,837,606

Liabilities

Payable for floating rate notes issued	$925,000	$3,810,000	$3,110,000	$12,335,000
Payable for when-issued securities	—	—	—	1,054,810
Payable for variation margin on open financial futures contracts	—	52,500	22,500	—
Payable for open swap contracts	73,542	327,035	431,044	193,531
Payable for Fund shares redeemed	38,908	199,196	262,449	545,865
Distributions payable	53,293	123,470	115,116	186,023
Payable to affiliates:
Investment adviser fee	7,437	30,517	30,689	38,301
Distribution and service fees	8,662	29,703	24,228	29,401
Interest expense and fees payable	1,011	6,503	6,216	25,554
Accrued expenses	52,080	81,944	76,854	85,897

Total liabilities	$1,159,933	$4,660,868	$4,079,096	$14,494,382

Net Assets	$39,214,194	$101,967,865	$105,370,777	$122,343,224

Sources of Net Assets

Paid-in capital	$40,056,358	$107,127,731	$107,431,796	$117,940,201
Accumulated net realized loss	(2,568,764)	(8,965,884)	(8,105,771)	(5,663,592)
Accumulated undistributed (distributions in excess of) net investment income	(16,181)	(28,024)	91,422	190,812
Net unrealized appreciation	1,742,781	3,834,042	5,953,330	9,875,803

Net Assets	$39,214,194	$101,967,865	$105,370,777	$122,343,224

Class A Shares

Net Assets	$36,063,733	$75,278,948	$95,046,916	$86,046,957
Shares Outstanding	3,760,612	8,227,304	9,926,899	9,209,906
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.59	$9.15	$9.57	$9.34
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$10.07	$9.61	$10.05	$9.81

Class B Shares

Net Assets	$1,255,091	$5,929,606	$4,466,582	$4,219,819
Shares Outstanding	123,788	594,246	422,129	419,968
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$10.14	$9.98	$10.58	$10.05

Class C Shares

Net Assets	$1,895,370	$15,193,972	$5,856,257	$14,951,740
Shares Outstanding	186,688	1,522,392	553,933	1,487,721
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$10.15	$9.98	$10.57	$10.05

Class I Shares

Net Assets	$—	$5,565,339	$1,022	$17,124,708
Shares Outstanding	—	607,044	107	1,827,717
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding, including fractional shares)	$—	$9.17	$9.58	$9.37

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See notes to financial statements

Eaton Vance Municipal Income Funds as of August 31, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Assets and Liabilities

As of August 31, 2010	Oregon Fund	South Carolina Fund	Tennessee Fund	Virginia Fund

Assets

Investments —
Identified cost	$161,024,028	$188,693,688	$55,689,299	$133,638,353
Unrealized appreciation	10,666,987	12,010,274	3,474,323	8,320,419

Investments, at value	$171,691,015	$200,703,962	$59,163,622	$141,958,772

Cash	$9,846	$401,609	$668,634	$695,916
Interest receivable	1,367,983	2,381,867	662,692	1,767,807
Receivable for investments sold	53,492	—	—	—
Receivable for Fund shares sold	243,814	543,941	36,597	120,253

Total assets	$173,366,150	$204,031,379	$60,531,545	$144,542,748

Liabilities

Payable for floating rate notes issued	$10,815,000	$18,740,000	$445,000	$5,450,000
Demand note payable	2,900,000	—	—	—
Payable for variation margin on open financial futures contracts	—	—	56,250	337,500
Payable for open swap contracts	290,296	—	320,793	547,417
Payable for Fund shares redeemed	593,670	184,370	132,641	240,255
Distributions payable	169,640	300,044	69,916	213,475
Payable to affiliates:
Investment adviser fee	52,239	61,136	14,455	45,711
Distribution and service fees	46,507	46,297	17,466	32,933
Interest expense and fees payable	15,297	33,738	636	4,809
Accrued expenses	95,465	100,156	65,112	100,556

Total liabilities	$14,978,114	$19,465,741	$1,122,269	$6,972,656

Net Assets	$158,388,036	$184,565,638	$59,409,276	$137,570,092

Sources of Net Assets

Paid-in capital	$162,366,747	$188,070,006	$62,461,073	$146,909,597
Accumulated net realized loss	(14,556,015)	(15,628,059)	(6,103,094)	(16,828,981)
Accumulated undistributed (distributions in excess of) net investment income	200,613	113,417	(33,117)	131,171
Net unrealized appreciation	10,376,691	12,010,274	3,084,414	7,358,305

Net Assets	$158,388,036	$184,565,638	$59,409,276	$137,570,092

Class A Shares

Net Assets	$126,583,454	$109,293,708	$47,371,148	$99,081,842
Shares Outstanding	13,789,038	11,462,889	5,285,874	11,687,505
Net Asset Value and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding)	$9.18	$9.53	$8.96	$8.48
Maximum Offering Price Per Share
(100 ÷ 95.25 of net asset value per share)	$9.64	$10.01	$9.41	$8.90

Class B Shares

Net Assets	$10,772,824	$7,251,605	$3,023,828	$6,477,850
Shares Outstanding	1,072,900	717,199	309,716	690,370
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$10.04	$10.11	$9.76	$9.38

Class C Shares

Net Assets	$21,030,721	$28,500,393	$9,013,292	$13,453,139
Shares Outstanding	2,092,258	2,817,643	923,854	1,432,756
Net Asset Value and Offering Price Per Share*
(net assets ÷ shares of beneficial interest outstanding)	$10.05	$10.11	$9.76	$9.39

Class I Shares

Net Assets	$1,037	$39,519,932	$1,008	$18,557,261
Shares Outstanding	113	4,141,322	112	2,183,732
Net Asset Value, Offering Price and Redemption Price Per Share
(net assets ÷ shares of beneficial interest outstanding, including fractional shares)	$9.18	$9.54	$8.96	$8.50

On sales of $50,000 or more, the offering price of Class A shares is reduced.

*	Redemption price per share is equal to the net asset value less any applicable contingent deferred sales charge.

See notes to financial statements

Eaton Vance Municipal Income Funds as of August 31, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Operations

For the Year Ended August 31, 2010	Alabama Fund	Arkansas Fund	Georgia Fund	Kentucky Fund

Investment Income

Interest	$2,836,074	$3,485,672	$4,582,374	$2,768,665

Total investment income	$2,836,074	$3,485,672	$4,582,374	$2,768,665

Expenses

Investment adviser fee	$163,934	$224,369	$288,673	$151,999
Distribution and service fees
Class A	91,425	125,680	124,050	96,563
Class B	48,836	33,618	56,255	34,269
Class C	19,897	47,038	86,806	23,066
Trustees’ fees and expenses	2,492	2,949	3,393	2,356
Custodian fee	44,298	52,665	64,649	43,589
Transfer and dividend disbursing agent fees	23,669	26,477	37,514	25,148
Legal and accounting services	43,329	43,909	49,357	39,325
Printing and postage	6,818	8,545	8,513	8,298
Registration fees	2,179	9,222	2,181	5,479
Interest expense and fees	11,681	8,237	72,666	—
Miscellaneous	17,353	22,072	23,371	16,343

Total expenses	$475,911	$604,781	$817,428	$446,435

Deduct —
Reduction of custodian fee	$446	$668	$187	$131

Total expense reductions	$446	$668	$187	$131

Net expenses	$475,465	$604,113	$817,241	$446,304

Net investment income	$2,360,609	$2,881,559	$3,765,133	$2,322,361

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$124,732	$(101,204)	$129,147	$147,845
Financial futures contracts	(371,044)	—	(1,553,773)	—
Swap contracts	(234,838)	(609,571)	(1,324,715)	(1,013,993)

Net realized loss	$(481,150)	$(710,775)	$(2,749,341)	$(866,148)

Change in unrealized appreciation (depreciation) —
Investments	$4,174,115	$4,587,403	$5,948,955	$3,995,091
Financial futures contracts	10,338	—	(69,727)	—
Swap contracts	23,613	(1,205,866)	452	(169,246)

Net change in unrealized appreciation (depreciation)	$4,208,066	$3,381,537	$5,879,680	$3,825,845

Net realized and unrealized gain	$3,726,916	$2,670,762	$3,130,339	$2,959,697

Net increase in net assets from operations	$6,087,525	$5,552,321	$6,895,472	$5,282,058

See notes to financial statements

Eaton Vance Municipal Income Funds as of August 31, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Operations

For the Year Ended August 31, 2010	Louisiana Fund	Maryland Fund	Missouri Fund	North Carolina Fund

Investment Income

Interest	$2,177,486	$5,168,162	$5,018,876	$6,142,102

Total investment income	$2,177,486	$5,168,162	$5,018,876	$6,142,102

Expenses

Investment adviser fee	$92,111	$362,766	$360,301	$417,771
Distribution and service fees
Class A	73,336	151,209	182,827	162,352
Class B	17,705	66,640	52,263	43,469
Class C	17,220	131,578	54,388	107,711
Trustees’ fees and expenses	1,852	3,972	4,014	4,299
Custodian fee	36,786	69,727	72,871	75,606
Transfer and dividend disbursing agent fees	12,522	46,992	39,421	51,860
Legal and accounting services	36,576	58,702	44,450	49,828
Printing and postage	4,698	10,924	10,491	11,656
Registration fees	1,294	7,227	3,687	1,138
Interest expense and fees	4,739	25,335	22,193	86,330
Miscellaneous	15,686	21,488	22,590	22,613

Total expenses	$314,525	$956,560	$869,496	$1,034,633

Deduct —
Reduction of custodian fee	$38	$681	$506	$371

Total expense reductions	$38	$681	$506	$371

Net expenses	$314,487	$955,879	$868,990	$1,034,262

Net investment income	$1,862,999	$4,212,283	$4,149,886	$5,107,840

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$(52,310)	$(542,345)	$(259,667)	$292,320
Financial futures contracts	(544,935)	(1,213,541)	(816,834)	(1,727,997)
Swap contracts	(52,839)	(320,199)	(829,071)	(199,754)

Net realized loss	$(650,084)	$(2,076,085)	$(1,905,572)	$(1,635,431)

Change in unrealized appreciation (depreciation) —
Investments	$3,295,744	$7,469,929	$7,225,833	$8,015,008
Financial futures contracts	10,688	(1,346)	12,408	—
Swap contracts	21,240	(119,081)	(83,347)	(28,016)

Net change in unrealized appreciation (depreciation)	$3,327,672	$7,349,502	$7,154,894	$7,986,992

Net realized and unrealized gain	$2,677,588	$5,273,417	$5,249,322	$6,351,561

Net increase in net assets from operations	$4,540,587	$9,485,700	$9,399,208	$11,459,401

See notes to financial statements

Eaton Vance Municipal Income Funds as of August 31, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Operations

For the Year Ended August 31, 2010	Oregon Fund	South Carolina Fund	Tennessee Fund	Virginia Fund

Investment Income

Interest	$8,480,529	$9,075,692	$2,911,215	$7,698,334

Total investment income	$8,480,529	$9,075,692	$2,911,215	$7,698,334

Expenses

Investment adviser fee	$619,943	$677,465	$166,408	$547,986
Distribution and service fees
Class A	244,028	208,374	94,347	206,585
Class B	107,530	81,510	34,675	79,873
Class C	191,256	246,282	68,032	127,945
Trustees’ fees and expenses	5,741	6,427	2,479	5,383
Custodian fee	99,387	108,656	46,022	94,506
Transfer and dividend disbursing agent fees	57,237	64,602	24,823	66,349
Legal and accounting services	53,461	61,540	43,850	58,628
Printing and postage	14,061	10,745	7,017	13,825
Registration fees	2,598	932	4,544	5,183
Interest expense and fees	66,298	61,463	3,913	55,535
Miscellaneous	30,047	27,209	20,476	24,690

Total expenses	$1,491,587	$1,555,205	$516,586	$1,286,488

Deduct —
Reduction of custodian fee	$285	$627	$246	$567

Total expense reductions	$285	$627	$246	$567

Net expenses	$1,491,302	$1,554,578	$516,340	$1,285,921

Net investment income	$6,989,227	$7,521,114	$2,394,875	$6,412,413

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —
Investment transactions	$1,476,627	$1,737,239	$201,952	$259,007
Financial futures contracts	(2,356,359)	(2,226,504)	(1,099,907)	(6,586,939)
Swap contracts	(249,266)	(150,242)	(983,190)	(1,087,983)

Net realized loss	$(1,128,998)	$(639,507)	$(1,881,145)	$(7,415,915)

Change in unrealized appreciation (depreciation) —
Investments	$12,512,759	$12,548,283	$3,790,159	$9,415,840
Financial futures contracts	—	—	(46,093)	(289,062)
Swap contracts	(83,756)	124,490	4,187	(99,506)

Net change in unrealized appreciation (depreciation)	$12,429,003	$12,672,773	$3,748,253	$9,027,272

Net realized and unrealized gain	$11,300,005	$12,033,266	$1,867,108	$1,611,357

Net increase in net assets from operations	$18,289,232	$19,554,380	$4,261,983	$8,023,770

See notes to financial statements

Eaton Vance Municipal Income Funds as of August 31, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

For the Year Ended August 31, 2010
Increase (Decrease) in Net Assets	Alabama Fund	Arkansas Fund	Georgia Fund	Kentucky Fund

From operations —
Net investment income	$2,360,609	$2,881,559	$3,765,133	$2,322,361
Net realized loss from investment transactions, financial futures contracts and swap contracts	(481,150)	(710,775)	(2,749,341)	(866,148)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	4,208,066	3,381,537	5,879,680	3,825,845

Net increase in net assets from operations	$6,087,525	$5,552,321	$6,895,472	$5,282,058

Distributions to shareholders —
From net investment income
Class A	$(1,882,884)	$(2,564,910)	$(2,765,271)	$(2,067,184)
Class B	(175,235)	(118,677)	(221,021)	(128,422)
Class C	(70,391)	(164,913)	(340,930)	(86,335)
Class I	(197,233)	(3)	(349,766)	(4)

Total distributions to shareholders	$(2,325,743)	$(2,848,503)	$(3,676,988)	$(2,281,945)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$5,002,579	$8,143,699	$4,959,932	$4,107,507
Class B	274,781	437,809	253,077	71,711
Class C	1,423,040	3,485,950	2,873,331	282,499
Class I	2,809,071	1,000	4,774,264	1,000
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,050,150	1,736,040	1,701,794	1,511,872
Class B	96,024	87,146	126,907	80,701
Class C	28,016	71,029	212,638	54,733
Class I	4,667	—	4,596	—
Cost of shares redeemed
Class A	(5,010,758)	(8,419,076)	(15,074,007)	(7,218,451)
Class B	(1,181,457)	(508,511)	(751,525)	(732,281)
Class C	(223,145)	(1,025,446)	(1,980,174)	(735,879)
Class I	(2,242,138)	—	(2,902,022)	—
Net asset value of shares exchanged
Class A	1,962,118	500,106	1,099,843	1,211,433
Class B	(1,962,118)	(500,106)	(1,099,843)	(1,211,433)

Net increase (decrease) in net assets from Fund share transactions	$2,030,830	$4,009,640	$(5,801,189)	$(2,576,588)

Net increase (decrease) in net assets	$5,792,612	$6,713,458	$(2,582,705)	$423,525

Net Assets

At beginning of year	$54,375,571	$66,022,158	$84,519,424	$53,356,936

At end of year	$60,168,183	$72,735,616	$81,936,719	$53,780,461

Accumulated undistributed (distributions in excess of) net investment income included in net assets

At end of year	$(59,087)	$(61,038)	$(94,150)	$7,780

See notes to financial statements

Eaton Vance Municipal Income Funds as of August 31, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

For the Year Ended August 31, 2010
Increase (Decrease) in Net Assets	Louisiana Fund	Maryland Fund	Missouri Fund	North Carolina Fund

From operations —
Net investment income	$1,862,999	$4,212,283	$4,149,886	$5,107,840
Net realized loss from investment transactions, financial futures contracts and swap contracts	(650,084)	(2,076,085)	(1,905,572)	(1,635,431)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	3,327,672	7,349,502	7,154,894	7,986,992

Net increase in net assets from operations	$4,540,587	$9,485,700	$9,399,208	$11,459,401

Distributions to shareholders —
From net investment income
Class A	$(1,668,957)	$(3,246,915)	$(3,609,399)	$(3,680,292)
Class B	(71,367)	(251,236)	(176,549)	(175,058)
Class C	(69,395)	(493,977)	(184,241)	(431,779)
Class I	—	(168,777)	(3)	(620,351)

Total distributions to shareholders	$(1,809,719)	$(4,160,905)	$(3,970,192)	$(4,907,480)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$3,152,446	$9,019,920	$11,578,122	$15,785,575
Class B	120,142	448,789	262,641	662,487
Class C	367,060	3,834,305	1,129,500	6,533,783
Class I	—	5,519,441	1,000	9,954,706
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,053,177	2,204,614	2,479,424	2,493,200
Class B	37,323	166,287	103,170	94,583
Class C	22,876	281,137	105,146	261,230
Class I	—	18,356	—	38,193
Cost of shares redeemed
Class A	(8,804,217)	(16,992,649)	(15,326,685)	(16,370,019)
Class B	(339,194)	(1,416,143)	(808,556)	(965,415)
Class C	(292,334)	(2,026,008)	(1,232,748)	(1,244,373)
Class I	—	(548,169)	—	(1,944,561)
Net asset value of shares exchanged
Class A	1,163,321	1,397,005	1,931,540	1,059,042
Class B	(1,163,321)	(1,397,005)	(1,931,540)	(1,059,042)

Net increase (decrease) in net assets from Fund share transactions	$(4,682,721)	$509,880	$(1,708,986)	$15,299,389

Net increase (decrease) in net assets	$(1,951,853)	$5,834,675	$3,720,030	$21,851,310

Net Assets

At beginning of year	$41,166,047	$96,133,190	$101,650,747	$100,491,914

At end of year	$39,214,194	$101,967,865	$105,370,777	$122,343,224

Accumulated undistributed (distributions in excess of) net investment income included in net assets

At end of year	$(16,181)	$(28,024)	$91,422	$190,812

See notes to financial statements

Eaton Vance Municipal Income Funds as of August 31, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

For the Year Ended August 31, 2010
Increase (Decrease) in Net Assets	Oregon Fund	South Carolina Fund	Tennessee Fund	Virginia Fund

From operations —
Net investment income	$6,989,227	$7,521,114	$2,394,875	$6,412,413
Net realized loss from investment transactions, financial futures contracts and swap contracts	(1,128,998)	(639,507)	(1,881,145)	(7,415,915)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	12,429,003	12,672,773	3,748,253	9,027,272

Net increase in net assets from operations	$18,289,232	$19,554,380	$4,261,983	$8,023,770

Distributions to shareholders —
From net investment income
Class A	$(5,436,379)	$(4,452,212)	$(1,955,528)	$(4,519,267)
Class B	(421,519)	(303,759)	(124,357)	(306,291)
Class C	(750,036)	(920,540)	(243,108)	(493,554)
Class I	(4)	(1,456,997)	(3)	(762,823)

Total distributions to shareholders	$(6,607,938)	$(7,133,508)	$(2,322,996)	$(6,081,935)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$14,719,815	$12,631,955	$5,533,565	$9,763,672
Class B	723,739	462,876	105,534	455,028
Class C	3,700,547	6,962,469	3,622,464	2,655,392
Class I	1,000	19,646,213	1,000	11,245,638
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	3,892,858	3,176,302	1,237,196	3,094,154
Class B	288,078	217,271	76,491	209,320
Class C	611,178	619,657	156,514	341,923
Class I	—	8,856	—	13,781
Cost of shares redeemed
Class A	(21,939,235)	(19,115,700)	(8,579,710)	(23,611,643)
Class B	(1,406,508)	(1,938,906)	(558,100)	(1,793,375)
Class C	(4,254,119)	(3,969,297)	(984,585)	(1,978,949)
Class I	—	(6,199,080)	—	(2,649,348)
Net asset value of shares exchanged
Class A	1,799,176	1,520,287	797,433	2,444,819
Class B	(1,799,176)	(1,520,287)	(797,433)	(2,444,819)

Net increase (decrease) in net assets from Fund share transactions	$(3,662,647)	$12,502,616	$610,369	$(2,254,407)

Net increase (decrease) in net assets	$8,018,647	$24,923,488	$2,549,356	$(312,572)

Net Assets

At beginning of year	$150,369,389	$159,642,150	$56,859,920	$137,882,664

At end of year	$158,388,036	$184,565,638	$59,409,276	$137,570,092

Accumulated undistributed (distributions in excess of) net investment income included in net assets

At end of year	$200,613	$113,417	$(33,117)	$131,171

See notes to financial statements

Eaton Vance Municipal Income Funds as of August 31, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

For the Year Ended August 31, 2009
Increase (Decrease) in Net Assets	Alabama Fund	Arkansas Fund	Georgia Fund	Kentucky Fund

From operations —
Net investment income	$2,390,478	$2,684,146	$3,782,229	$2,414,329
Net realized loss from investment transactions, financial futures contracts and swap contracts	(861,678)	(1,955,730)	(2,998,078)	(261,585)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	(325,640)	63,040	(107,227)	(1,474,472)

Net increase in net assets from operations	$1,203,160	$791,456	$676,924	$678,272

Distributions to shareholders —
From net investment income
Class A	$(1,941,418)	$(2,495,073)	$(2,928,933)	$(2,132,268)
Class B	(276,068)	(144,291)	(275,119)	(197,179)
Class C	(48,047)	(117,073)	(299,910)	(85,827)
Class I	(157,213)	—	(291,211)	—

Total distributions to shareholders	$(2,422,746)	$(2,756,437)	$(3,795,173)	$(2,415,274)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$4,720,827	$8,774,484	$7,107,637	$3,728,846
Class B	361,959	285,655	369,416	116,742
Class C	828,931	1,063,014	2,467,395	679,824
Class I	1,369,219	—	3,585,981	—
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	1,036,612	1,628,668	1,564,389	1,503,801
Class B	160,039	91,049	145,763	129,618
Class C	16,913	31,568	181,945	55,950
Class I	2,382	—	281	—
Cost of shares redeemed
Class A	(12,131,372)	(6,417,709)	(12,672,849)	(8,124,341)
Class B	(1,284,994)	(388,307)	(1,011,295)	(922,098)
Class C	(267,183)	(633,353)	(1,873,255)	(379,959)
Class I	(1,902,315)	—	(1,628,209)	—
Net asset value of shares exchanged
Class A	1,299,932	450,313	1,060,307	1,144,074
Class B	(1,299,932)	(450,313)	(1,060,307)	(1,144,074)

Net increase (decrease) in net assets from Fund share transactions	$(7,088,982)	$4,435,069	$(1,762,801)	$(3,211,617)

Net increase (decrease) in net assets	$(8,308,568)	$2,470,088	$(4,881,050)	$(4,948,619)

Net Assets

At beginning of year	$62,684,139	$63,552,070	$89,400,474	$58,305,555

At end of year	$54,375,571	$66,022,158	$84,519,424	$53,356,936

Accumulated distributions in excess of net investment income included in net assets

At end of year	$(86,110)	$(75,437)	$(103,515)	$(27,215)

See notes to financial statements

Eaton Vance Municipal Income Funds as of August 31, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

For the Year Ended August 31, 2009
Increase (Decrease) in Net Assets	Louisiana Fund	Maryland Fund	Missouri Fund	North Carolina Fund

From operations —
Net investment income	$1,985,747	$4,339,712	$4,329,994	$4,735,453
Net realized loss from investment transactions, financial futures contracts and swap contracts	(1,305,699)	(1,686,962)	(3,414,372)	(2,452,704)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	(335,426)	(1,442,625)	(88,236)	1,800,377

Net increase in net assets from operations	$344,622	$1,210,125	$827,386	$4,083,126

Distributions to shareholders —
From net investment income
Class A	$(1,804,951)	$(3,580,645)	$(3,906,457)	$(3,625,105)
Class B	(126,836)	(352,037)	(249,209)	(227,953)
Class C	(38,806)	(434,339)	(193,728)	(331,542)
Class I	—	(10,921)	—	(337,496)

Total distributions to shareholders	$(1,970,593)	$(4,377,942)	$(4,349,394)	$(4,522,096)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$3,808,033	$9,938,316	$10,691,243	$9,945,305
Class B	52,444	773,202	518,793	342,491
Class C	1,341,446	4,358,135	1,190,313	2,873,651
Class I	—	355,699	—	9,753,330
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	989,574	2,363,946	2,592,146	2,281,049
Class B	50,200	221,476	126,532	110,828
Class C	12,130	254,186	133,963	181,539
Class I	—	—	—	9,105
Cost of shares redeemed
Class A	(8,504,630)	(16,729,443)	(15,519,694)	(19,942,607)
Class B	(364,240)	(2,088,795)	(479,040)	(641,576)
Class C	(34,080)	(1,910,310)	(1,125,255)	(2,504,249)
Class I	—	(24,638)	—	(3,568,684)
Net asset value of shares exchanged
Class A	977,261	884,989	774,142	1,188,472
Class B	(977,261)	(884,989)	(774,142)	(1,188,472)

Net decrease in net assets from Fund share transactions	$(2,649,123)	$(2,488,226)	$(1,870,999)	$(1,159,818)

Net decrease in net assets	$(4,275,094)	$(5,656,043)	$(5,393,007)	$(1,598,788)

Net Assets

At beginning of year	$45,441,141	$101,789,233	$107,043,754	$102,090,702

At end of year	$41,166,047	$96,133,190	$101,650,747	$100,491,914

Accumulated undistributed (distributions in excess of) net investment income included in net assets

At end of year	$(63,356)	$(27,416)	$(105,401)	$45,714

See notes to financial statements

Eaton Vance Municipal Income Funds as of August 31, 2010

FINANCIAL STATEMENTS CONT’D

Statements of Changes in Net Assets

For the Year Ended August 31, 2009
Increase (Decrease) in Net Assets	Oregon Fund	South Carolina Fund	Tennessee Fund	Virginia Fund

From operations —
Net investment income	$6,649,964	$6,950,448	$2,419,426	$6,095,426
Net realized loss from investment transactions, financial futures contracts and swap contracts	(7,552,879)	(8,476,430)	(2,604,220)	(3,740,941)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts and swap contracts	3,128,951	2,964,294	(356,293)	71,258

Net increase (decrease) in net assets from operations	$2,226,036	$1,438,312	$(541,087)	$2,425,743

Distributions to shareholders —
From net investment income
Class A	$(5,413,651)	$(4,674,242)	$(2,082,098)	$(4,863,922)
Class B	(521,225)	(388,320)	(180,030)	(474,923)
Class C	(710,992)	(792,300)	(194,061)	(419,110)
Class I	—	(1,025,428)	—	(375,413)

Total distributions to shareholders	$(6,645,868)	$(6,880,290)	$(2,456,189)	$(6,133,368)

Transactions in shares of beneficial interest —
Proceeds from sale of shares
Class A	$17,694,873	$20,208,981	$7,206,625	$14,168,537
Class B	1,537,564	594,631	385,743	1,073,486
Class C	6,025,921	7,917,400	2,933,718	4,309,544
Class I	—	14,769,858	—	11,081,818
Net asset value of shares issued to shareholders in payment of distributions declared
Class A	3,894,452	3,148,856	1,299,274	2,875,953
Class B	342,324	263,337	117,225	311,865
Class C	521,880	492,957	114,788	296,189
Class I	—	3,984	—	—
Cost of shares redeemed
Class A	(24,835,492)	(27,876,919)	(8,994,885)	(16,401,259)
Class B	(2,211,561)	(1,410,443)	(740,187)	(3,311,574)
Class C	(3,738,976)	(5,630,087)	(1,008,474)	(1,626,247)
Class I	—	(12,877,268)	—	(4,100,393)
Net asset value of shares exchanged
Class A	1,492,155	930,179	648,622	1,700,039
Class B	(1,492,155)	(930,179)	(648,622)	(1,700,039)

Net increase (decrease) in net assets from Fund share transactions	$(769,015)	$(394,713)	$1,313,827	$8,677,919

Net increase (decrease) in net assets	$(5,188,847)	$(5,836,691)	$(1,683,449)	$4,970,294

Net Assets

At beginning of year	$155,558,236	$165,478,841	$58,543,369	$132,912,370

At end of year	$150,369,389	$159,642,150	$56,859,920	$137,882,664

Accumulated distributions in excess of net investment income included in net assets

At end of year	$(147,003)	$(214,921)	$(78,849)	$(140,430)

See notes to financial statements

Eaton Vance Municipal Income Funds as of August 31, 2010

FINANCIAL STATEMENTS

Financial Highlights

	Alabama Fund — Class A

	Year Ended August 31,

	2010	2009	2008	2007		2006

Net asset value — Beginning of year	$9.290	$9.330	$9.600	$9.910		$9.890

Income (Loss) From Operations

Net investment income(1)	$0.402	$0.402	$0.402	$0.394		$0.401
Net realized and unrealized gain (loss)	0.634	(0.036)	(0.232)	(0.261)		0.026

Total income from operations	$1.036	$0.366	$0.170	$0.133		$0.427

Less Distributions

From net investment income	$(0.396)	$(0.406)	$(0.395)	$(0.395)		$(0.407)
From net realized gains	—	—	(0.045)	(0.048)		—

Total distributions	$(0.396)	$(0.406)	$(0.440)	$(0.443)		$(0.407)

Net asset value — End of year	$9.930	$9.290	$9.330	$9.600		$9.910

Total Return(2)	11.37%	4.19%	1.89%	1.30%		4.46%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$49,083	$43,090	$49,124	$44,947		$43,163
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.73%	0.80%	0.76%	0.75	%(3)	0.75%
Interest and fee expense(4)	0.02%	0.05%	0.11%	0.16%		0.09%
Total expenses before custodian fee reduction	0.75%	0.85%	0.87%	0.91	%(3)	0.84%
Expenses after custodian fee reduction excluding interest and fees	0.73%	0.79%	0.74%	0.74	%(3)	0.73%
Net investment income	4.18%	4.59%	4.20%	3.99%		4.11%
Portfolio Turnover	16%	22%	12%	29%		31%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See notes to financial statements

Eaton Vance Municipal Income Funds as of August 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Alabama Fund — Class B

	Year Ended August 31,

	2010	2009	2008	2007		2006

Net asset value — Beginning of year	$10.230	$10.270	$10.560	$10.900		$10.870

Income (Loss) From Operations

Net investment income(1)	$0.365	$0.370	$0.363	$0.353		$0.362
Net realized and unrealized gain (loss)	0.684	(0.036)	(0.255)	(0.293)		0.034

Total income from operations	$1.049	$0.334	$0.108	$0.060		$0.396

Less Distributions

From net investment income	$(0.359)	$(0.374)	$(0.353)	$(0.352)		$(0.366)
From net realized gain	—	—	(0.045)	(0.048)		—

Total distributions	$(0.359)	$(0.374)	$(0.398)	$(0.400)		$(0.366)

Net asset value — End of year	$10.920	$10.230	$10.270	$10.560		$10.900

Total Return(2)	10.42%	3.56%	1.03%	0.51%		3.75%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$3,949	$6,380	$8,643	$10,690		$13,854
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.48%	1.55%	1.52%	1.50	%(3)	1.50%
Interest and fee expense(4)	0.02%	0.05%	0.11%	0.16%		0.09%
Total expenses before custodian fee reduction	1.50%	1.60%	1.63%	1.66	%(3)	1.59%
Expenses after custodian fee reduction excluding interest and fees	1.48%	1.54%	1.49%	1.49	%(3)	1.48%
Net investment income	3.46%	3.85%	3.44%	3.25%		3.37%
Portfolio Turnover	16%	22%	12%	29%		31%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See notes to financial statements

Eaton Vance Municipal Income Funds as of August 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Alabama Fund — Class C

	Year Ended August 31,
						Period Ended
	2010	2009	2008	2007		August 31, 2006(1)

Net asset value — Beginning of period	$10.230	$10.270	$10.560	$10.900		$10.830

Income (Loss) From Operations

Net investment income(2)	$0.361	$0.369	$0.368	$0.351		$0.138
Net realized and unrealized gain (loss)	0.698	(0.035)	(0.259)	(0.291)		0.089

Total income from operations	$1.059	$0.334	$0.109	$0.060		$0.227

Less Distributions

From net investment income	$(0.359)	$(0.374)	$(0.354)	$(0.352)		$(0.157)
From net realized gain	—	—	(0.045)	(0.048)		—

Total distributions	$(0.359)	$(0.374)	$(0.399)	$(0.400)		$(0.157)

Net asset value — End of period	$10.930	$10.230	$10.270	$10.560		$10.900

Total Return(3)	10.52%	3.55%	1.03%	0.51%		2.13	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,935	$1,562	$958	$1,285		$598
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.48%	1.55%	1.51%	1.50	%(5)	1.50	%(6)
Interest and fee expense(7)	0.02%	0.05%	0.11%	0.16%		0.09	%(6)
Total expenses before custodian fee reduction	1.50%	1.60%	1.62%	1.66	%(5)	1.59	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.48%	1.54%	1.49%	1.49	%(5)	1.48	%(6)
Net investment income	3.40%	3.82%	3.48%	3.23%		2.85	%(6)
Portfolio Turnover	16%	22%	12%	29%		31	%(8)

(1)	For the period from the start of business, March 21, 2006, to August 31, 2006.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(6)	Annualized.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(8)	For the year ended August 31, 2006.

See notes to financial statements

Eaton Vance Municipal Income Funds as of August 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Alabama Fund — Class I

	Year Ended August 31,
			Period Ended
	2010	2009	August 31, 2008(1)

Net asset value — Beginning of period	$9.300	$9.340	$9.040

Income (Loss) From Operations

Net investment income(2)	$0.420	$0.419	$0.209
Net realized and unrealized gain (loss)	0.625	(0.035)	0.300

Total income from operations	$1.045	$0.384	$0.509

Less Distributions

From net investment income	$(0.415)	$(0.424)	$(0.209)

Total distributions	$(0.415)	$(0.424)	$(0.209)

Net asset value — End of period	$9.930	$9.300	$9.340

Total Return(3)	11.47%	4.51%	5.64	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$4,201	$3,343	$3,958
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.53%	0.60%	0.56	%(5)
Interest and fee expense(6)	0.02%	0.05%	0.11	%(5)
Total expenses before custodian fee reduction	0.55%	0.65%	0.67	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.53%	0.59%	0.54	%(5)
Net investment income	4.37%	4.79%	4.47	%(5)
Portfolio Turnover	16%	22%	12	%(7)

(1)	For the period from the start of business, March 3, 2008, to August 31, 2008.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(7)	For the year ended August 31, 2008.

See notes to financial statements

Eaton Vance Municipal Income Funds as of August 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Arkansas Fund — Class A

	Year Ended August 31,

	2010	2009	2008	2007		2006

Net asset value — Beginning of year	$8.870	$9.160	$9.710	$9.970		$9.870

Income (Loss) From Operations

Net investment income(1)	$0.377	$0.392	$0.415	$0.419		$0.438
Net realized and unrealized gain (loss)	0.356	(0.278)	(0.540)	(0.254)		0.100

Total income (loss) from operations	$0.733	$0.114	$(0.125)	$0.165		$0.538

Less Distributions

From net investment income	$(0.373)	$(0.404)	$(0.425)	$(0.425)		$(0.438)

Total distributions	$(0.373)	$(0.404)	$(0.425)	$(0.425)		$(0.438)

Net asset value — End of year	$9.230	$8.870	$9.160	$9.710		$9.970

Total Return(2)	8.39%	1.55%	(1.21)%	1.61%		5.61%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$63,478	$59,111	$56,405	$57,319		$46,779
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.75%	0.78%	0.76%	0.75	%(3)	0.74%
Interest and fee expense(4)	0.01%	0.05%	0.14%	0.20%		0.21%
Total expenses before custodian fee reduction	0.76%	0.83%	0.90%	0.95	%(3)	0.95%
Expenses after custodian fee reduction excluding interest and fees	0.75%	0.78%	0.73%	0.72	%(3)	0.71%
Net investment income	4.13%	4.71%	4.37%	4.19%		4.46%
Portfolio Turnover	8%	18%	15%	26%		18%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See notes to financial statements

Eaton Vance Municipal Income Funds as of August 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Arkansas Fund — Class B

	Year Ended August 31,

	2010	2009	2008	2007		2006

Net asset value — Beginning of year	$9.530	$9.850	$10.430	$10.710		$10.610

Income (Loss) From Operations

Net investment income(1)	$0.332	$0.356	$0.371	$0.372		$0.393
Net realized and unrealized gain (loss)	0.377	(0.311)	(0.573)	(0.275)		0.098

Total income (loss) from operations	$0.709	$0.045	$(0.202)	$0.097		$0.491

Less Distributions

From net investment income	$(0.329)	$(0.365)	$(0.378)	$(0.377)		$(0.391)

Total distributions	$(0.329)	$(0.365)	$(0.378)	$(0.377)		$(0.391)

Net asset value — End of year	$9.910	$9.530	$9.850	$10.430		$10.710

Total Return(2)	7.53%	0.80%	(1.97)%	0.85%		4.75%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$3,178	$3,525	$4,157	$5,413		$8,166
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.50%	1.53%	1.50%	1.50	%(3)	1.50%
Interest and fee expense(4)	0.01%	0.05%	0.14%	0.20%		0.21%
Total expenses before custodian fee reduction	1.51%	1.58%	1.64%	1.70	%(3)	1.71%
Expenses after custodian fee reduction excluding interest and fees	1.50%	1.53%	1.48%	1.47	%(3)	1.46%
Net investment income	3.38%	3.98%	3.63%	3.47%		3.72%
Portfolio Turnover	8%	18%	15%	26%		18%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See notes to financial statements

Eaton Vance Municipal Income Funds as of August 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Arkansas Fund — Class C

	Year Ended August 31,
						Period Ended
	2010	2009	2008	2007		August 31, 2006(1)

Net asset value — Beginning of period	$9.530	$9.850	$10.420	$10.710		$10.550

Income (Loss) From Operations

Net investment income(2)	$0.329	$0.354	$0.369	$0.364		$0.112
Net realized and unrealized gain (loss)	0.380	(0.309)	(0.562)	(0.277)		0.177

Total income (loss) from operations	$0.709	$0.045	$(0.193)	$0.087		$0.289

Less Distributions

From net investment income	$(0.329)	$(0.365)	$(0.377)	$(0.377)		$(0.129)

Total distributions	$(0.329)	$(0.365)	$(0.377)	$(0.377)		$(0.129)

Net asset value — End of period	$9.910	$9.530	$9.850	$10.420		$10.710

Total Return(3)	7.53%	0.80%	(1.88)%	0.76%		2.76	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$6,078	$3,386	$2,989	$2,756		$638
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.50%	1.53%	1.52%	1.50	%(5)	1.49	%(6)
Interest and fee expense(7)	0.01%	0.05%	0.14%	0.20%		0.21	%(6)
Total expenses before custodian fee reduction	1.51%	1.58%	1.66%	1.70	%(5)	1.70	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.50%	1.53%	1.48%	1.47	%(5)	1.46	%(6)
Net investment income	3.35%	3.95%	3.62%	3.41%		3.07	%(6)
Portfolio Turnover	8%	18%	15%	26%		18	%(8)

(1)	For the period from the start of business, April 28, 2006, to August 31, 2006.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(6)	Annualized.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(8)	For the year ended August 31, 2006.

See notes to financial statements

Eaton Vance Municipal Income Funds as of August 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Arkansas Fund — Class I

	Period Ended
	August 31, 2010(1)

Net asset value — Beginning of period	$9.130

Income (Loss) From Operations

Net investment income(2)	$0.031
Net realized and unrealized gain	0.090

Total income from operations	$0.121

Less Distributions

From net investment income	$(0.031)

Total distributions	$(0.031)

Net asset value — End of period	$9.220

Total Return(3)	1.32	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.55	%(5)
Interest and fee expense(6)	0.01	%(5)
Total Expenses(7)	0.56	%(5)
Net investment income	4.25	%(5)
Portfolio Turnover	8	%(8)

(1)	For the period from the commencement of operations on August 3, 2010 to August 31, 2010.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(7)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(8)	For the year ended August 31, 2010.

See notes to financial statements

Eaton Vance Municipal Income Funds as of August 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Georgia Fund — Class A

	Year Ended August 31,

	2010	2009	2008	2007		2006

Net asset value — Beginning of year	$8.500	$8.730	$9.130	$9.460		$9.510

Income (Loss) From Operations

Net investment income(1)	$0.400	$0.391	$0.393	$0.393		$0.420
Net realized and unrealized gain (loss)	0.310	(0.229)	(0.399)	(0.321)		(0.044)

Total income (loss) from operations	$0.710	$0.162	$(0.006)	$0.072		$0.376

Less Distributions

From net investment income	$(0.390)	$(0.392)	$(0.394)	$(0.402)		$(0.426)

Total distributions	$(0.390)	$(0.392)	$(0.394)	$(0.402)		$(0.426)

Net asset value — End of year	$8.820	$8.500	$8.730	$9.130		$9.460

Total Return(2)	8.49%	2.30%	(0.07)%	0.71%		4.10%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$58,448	$63,387	$68,832	$69,269		$49,431
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.76%	0.83%	0.77%	0.76	%(3)	0.75%
Interest and fee expense(4)	0.09%	0.18%	0.21%	0.29%		0.45%
Total expenses before custodian fee reduction	0.85%	1.01%	0.98%	1.05	%(3)	1.20%
Expenses after custodian fee reduction excluding interest and fees	0.76%	0.81%	0.74%	0.71	%(3)	0.73%
Net investment income	4.57%	4.92%	4.37%	4.18%		4.49%
Portfolio Turnover	12%	18%	34%	12%		20%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See notes to financial statements

Eaton Vance Municipal Income Funds as of August 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Georgia Fund — Class B

	Year Ended August 31,

	2010	2009	2008	2007		2006

Net asset value — Beginning of year	$9.080	$9.320	$9.750	$10.100		$10.150

Income (Loss) From Operations

Net investment income(1)	$0.357	$0.354	$0.348	$0.347		$0.375
Net realized and unrealized gain (loss)	0.342	(0.241)	(0.433)	(0.343)		(0.046)

Total income (loss) from operations	$0.699	$0.113	$(0.085)	$0.004		$0.329

Less Distributions

From net investment income	$(0.349)	$(0.353)	$(0.345)	$(0.354)		$(0.379)

Total distributions	$(0.349)	$(0.353)	$(0.345)	$(0.354)		$(0.379)

Net asset value — End of year	$9.430	$9.080	$9.320	$9.750		$10.100

Total Return(2)	7.80%	1.45%	(0.78)%	(0.02)%		3.35%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$5,143	$6,387	$8,301	$11,363		$13,382
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.51%	1.57%	1.52%	1.51	%(3)	1.50%
Interest and fee expense(4)	0.09%	0.18%	0.21%	0.29%		0.45%
Total expenses before custodian fee reduction	1.60%	1.75%	1.73%	1.80	%(3)	1.95%
Expenses after custodian fee reduction excluding interest and fees	1.51%	1.56%	1.49%	1.46	%(3)	1.48%
Net investment income	3.81%	4.18%	3.62%	3.44%		3.75%
Portfolio Turnover	12%	18%	34%	12%		20%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See notes to financial statements

Eaton Vance Municipal Income Funds as of August 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Georgia Fund — Class C

	Year Ended August 31,
						Period Ended
	2010	2009	2008	2007		August 31, 2006(1)

Net asset value — Beginning of period	$9.090	$9.330	$9.760	$10.100		$9.980

Income (Loss) From Operations

Net investment income(2)	$0.357	$0.354	$0.345	$0.342		$0.116
Net realized and unrealized gain (loss)	0.333	(0.241)	(0.429)	(0.328)		0.133	(3)

Total income (loss) from operations	$0.690	$0.113	$(0.084)	$0.014		$0.249

Less Distributions

From net investment income	$(0.350)	$(0.353)	$(0.346)	$(0.354)		$(0.129)

Total distributions	$(0.350)	$(0.353)	$(0.346)	$(0.354)		$(0.129)

Net asset value — End of period	$9.430	$9.090	$9.330	$9.760		$10.100

Total Return(4)	7.69%	1.56%	(0.88)%	0.08%		2.52	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$9,621	$8,190	$7,688	$6,318		$1,185
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.51%	1.57%	1.53%	1.51	%(6)	1.50	%(7)
Interest and fee expense(8)	0.09%	0.18%	0.21%	0.29%		0.45	%(7)
Total expenses before custodian fee reduction	1.60%	1.75%	1.74%	1.80	%(6)	1.95	%(7)
Expenses after custodian fee reduction excluding interest and fees	1.51%	1.56%	1.49%	1.46	%(6)	1.48	%(7)
Net investment income	3.81%	4.16%	3.60%	3.41%		3.28	%(7)
Portfolio Turnover	12%	18%	34%	12%		20	%(9)

(1)	For the period from the start of business, April 25, 2006, to August 31, 2006.

(2)	Computed using average shares outstanding.

(3)	The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(7)	Annualized.

(8)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(9)	For the year ended August 31, 2006.

See notes to financial statements

Eaton Vance Municipal Income Funds as of August 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Georgia Fund — Class I

	Year Ended August 31,
			Period Ended
	2010	2009	August 31, 2008(1)

Net asset value — Beginning of period	$8.520	$8.750	$8.400

Income (Loss) From Operations

Net investment income(2)	$0.419	$0.407	$0.208
Net realized and unrealized gain (loss)	0.319	(0.228)	0.347

Total income from operations	$0.738	$0.179	$0.555

Less Distributions

From net investment income	$(0.408)	$(0.409)	$(0.205)

Total distributions	$(0.408)	$(0.409)	$(0.205)

Net asset value — End of period	$8.850	$8.520	$8.750

Total Return(3)	8.81%	2.51%	6.62	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$8,725	$6,555	$4,579
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.56%	0.62%	0.58	%(5)
Interest and fee expense(6)	0.09%	0.18%	0.21	%(5)
Total expenses before custodian fee reduction	0.65%	0.80%	0.79	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.56%	0.61%	0.55	%(5)
Net investment income	4.77%	5.12%	4.75	%(5)
Portfolio Turnover	12%	18%	34	%(7)

(1)	For the period from the start of business, March 3, 2008, to August 31, 2008.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(7)	For the year ended August 31, 2008.

See notes to financial statements

Eaton Vance Municipal Income Funds as of August 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Kentucky Fund — Class A

	Year Ended August 31,

	2010	2009	2008	2007		2006

Net asset value — Beginning of year	$8.410	$8.610	$8.970	$9.240		$9.320

Income (Loss) From Operations

Net investment income(1)	$0.380	$0.382	$0.386	$0.399		$0.400
Net realized and unrealized gain (loss)	0.473	(0.200)	(0.359)	(0.277)		(0.074)

Total income from operations	$0.853	$0.182	$0.027	$0.122		$0.326

Less Distributions

From net investment income	$(0.373)	$(0.382)	$(0.387)	$(0.392)		$(0.406)

Total distributions	$(0.373)	$(0.382)	$(0.387)	$(0.392)		$(0.406)

Net asset value — End of year	$8.890	$8.410	$8.610	$8.970		$9.240

Total Return(2)	10.32%	2.44%	0.29%	1.31%		3.63%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$48,929	$46,662	$49,880	$50,736		$52,188
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.74%	0.78%	0.77%	0.78	%(3)	0.79%
Interest and fee expense(4)	—	—	0.03%	0.06%		0.06%
Total expenses before custodian fee reduction	0.74%	0.78%	0.80%	0.84	%(3)	0.85%
Expenses after custodian fee reduction excluding interest and fees	0.74%	0.77%	0.75%	0.76	%(3)	0.76%
Net investment income	4.36%	4.75%	4.35%	4.35%		4.37%
Portfolio Turnover	7%	15%	19%	14%		11%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See notes to financial statements

Eaton Vance Municipal Income Funds as of August 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Kentucky Fund — Class B

	Year Ended August 31,

	2010	2009	2008	2007		2006

Net asset value — Beginning of year	$9.080	$9.300	$9.680	$9.970		$10.050

Income (Loss) From Operations

Net investment income(1)	$0.341	$0.347	$0.345	$0.356		$0.359
Net realized and unrealized gain (loss)	0.513	(0.222)	(0.383)	(0.298)		(0.076)

Total income (loss) from operations	$0.854	$0.125	$(0.038)	$0.058		$0.283

Less Distributions

From net investment income	$(0.334)	$(0.345)	$(0.342)	$(0.348)		$(0.363)

Total distributions	$(0.334)	$(0.345)	$(0.342)	$(0.348)		$(0.363)

Net asset value — End of year	$9.600	$9.080	$9.300	$9.680		$9.970

Total Return(2)	9.54%	1.60%	(0.41)%	0.56%		2.92%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$2,607	$4,186	$6,236	$8,050		$10,122
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.49%	1.53%	1.52%	1.53	%(3)	1.54%
Interest and fee expense(4)	—	—	0.03%	0.06%		0.06%
Total expenses before custodian fee reduction	1.49%	1.53%	1.55%	1.59	%(3)	1.60%
Expenses after custodian fee reduction excluding interest and fees	1.49%	1.52%	1.50%	1.51	%(3)	1.51%
Net investment income	3.62%	4.01%	3.60%	3.60%		3.63%
Portfolio Turnover	7%	15%	19%	14%		11%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See notes to financial statements

Eaton Vance Municipal Income Funds as of August 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Kentucky Fund — Class C

	Year Ended August 31,
						Period Ended
	2010	2009	2008	2007		August 31, 2006(1)

Net asset value — Beginning of period	$9.090	$9.300	$9.680	$9.970		$9.940

Income (Loss) From Operations

Net investment income(2)	$0.341	$0.348	$0.346	$0.354		$0.147
Net realized and unrealized gain (loss)	0.504	(0.213)	(0.384)	(0.296)		0.037	(3)

Total income (loss) from operations	$0.845	$0.135	$(0.038)	$0.058		$0.184

Less Distributions

From net investment income	$(0.335)	$(0.345)	$(0.342)	$(0.348)		$(0.154)

Total distributions	$(0.335)	$(0.345)	$(0.342)	$(0.348)		$(0.154)

Net asset value — End of period	$9.600	$9.090	$9.300	$9.680		$9.970

Total Return(4)	9.42%	1.71%	(0.41)%	0.56%		1.89	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$2,243	$2,509	$2,189	$1,994		$297
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.49%	1.53%	1.52%	1.53	%(6)	1.54	%(7)
Interest and fee expense(8)	—	—	0.03%	0.06%		0.06	%(7)
Total expenses before custodian fee reduction	1.49%	1.53%	1.55%	1.59	%(6)	1.60	%(7)
Expenses after custodian fee reduction excluding interest and fees	1.49%	1.52%	1.50%	1.51	%(6)	1.51	%(7)
Net investment income	3.61%	4.00%	3.62%	3.59%		3.37	%(7)
Portfolio Turnover	7%	15%	19%	14%		11	%(9)

(1)	For the period from the start of business, March 23, 2006, to August 31, 2006.

(2)	Computed using average shares outstanding.

(3)	The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(7)	Annualized.

(8)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(9)	For the year ended August 31, 2006.

See notes to financial statements

Eaton Vance Municipal Income Funds as of August 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Kentucky Fund — Class I

	Period Ended
	August 31, 2010(1)

Net asset value — Beginning of period	$8.780

Income (Loss) From Operations

Net investment income(2)	$0.031
Net realized and unrealized gain	0.110

Total income from operations	$0.141

Less Distributions

From net investment income	$(0.031)

Total distributions	$(0.031)

Net asset value — End of period	$8.890

Total Return	1.60	%(3)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1
Ratios (as a percentage of average daily net assets):
Total Expenses(5)	0.56	%(4)
Net investment income	4.40	%(4)
Portfolio Turnover	7	%(6)

(1)	For the period from the commencement of operations on August 3, 2010 to August 31, 2010.

(2)	Computed using average shares outstanding.

(3)	Not annualized.

(4)	Annualized.

(5)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)	For the year ended August 31, 2010.

See notes to financial statements

Eaton Vance Municipal Income Funds as of August 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Louisiana Fund — Class A

	Year Ended August 31,

	2010	2009	2008	2007		2006

Net asset value — Beginning of year	$8.960	$9.170	$9.660	$9.960		$9.960

Income (Loss) From Operations

Net investment income(1)	$0.437	$0.428	$0.423	$0.425		$0.449
Net realized and unrealized gain (loss)	0.617	(0.213)	(0.484)	(0.285)		—

Total income (loss) from operations	$1.054	$0.215	$(0.061)	$0.140		$0.449

Less Distributions

From net investment income	$(0.424)	$(0.425)	$(0.429)	$(0.440)		$(0.449)

Total distributions	$(0.424)	$(0.425)	$(0.429)	$(0.440)		$(0.449)

Net asset value — End of year	$9.590	$8.960	$9.170	$9.660		$9.960

Total Return(2)	11.99%	2.85%	(0.65)%	1.36%		4.66%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$36,064	$37,019	$41,310	$40,323		$26,972
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.70%	0.76%	0.72%	0.72	%(3)	0.71%
Interest and fee expense(4)	0.01%	0.04%	0.15%	0.26%		0.26%
Total expenses before custodian fee reduction	0.71%	0.80%	0.87%	0.98	%(3)	0.97%
Expenses after custodian fee reduction excluding interest and fees	0.70%	0.75%	0.70%	0.67	%(3)	0.68%
Net investment income	4.69%	5.15%	4.46%	4.28%		4.57%
Portfolio Turnover	12%	30%	22%	19%		30%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See notes to financial statements

Eaton Vance Municipal Income Funds as of August 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Louisiana Fund — Class B

	Year Ended August 31,

	2010	2009	2008	2007		2006

Net asset value — Beginning of year	$9.480	$9.690	$10.210	$10.530		$10.520

Income (Loss) From Operations

Net investment income(1)	$0.388	$0.386	$0.373	$0.374		$0.399
Net realized and unrealized gain (loss)	0.650	(0.215)	(0.519)	(0.309)		0.006

Total income (loss) from operations	$1.038	$0.171	$(0.146)	$0.065		$0.405

Less Distributions

From net investment income	$(0.378)	$(0.381)	$(0.374)	$(0.385)		$(0.395)

Total distributions	$(0.378)	$(0.381)	$(0.374)	$(0.385)		$(0.395)

Net asset value — End of year	$10.140	$9.480	$9.690	$10.210		$10.530

Total Return(2)	11.13%	2.18%	(1.46)%	0.57%		3.97%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$1,255	$2,471	$3,891	$4,487		$6,124
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.45%	1.51%	1.47%	1.47	%(3)	1.47%
Interest and fee expense(4)	0.01%	0.04%	0.15%	0.26%		0.26%
Total expenses before custodian fee reduction	1.46%	1.55%	1.62%	1.73	%(3)	1.73%
Expenses after custodian fee reduction excluding interest and fees	1.45%	1.50%	1.45%	1.42	%(3)	1.44%
Net investment income	3.94%	4.42%	3.71%	3.56%		3.84%
Portfolio Turnover	12%	30%	22%	19%		30%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See notes to financial statements

Eaton Vance Municipal Income Funds as of August 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Louisiana Fund — Class C

	Year Ended August 31,
			Period Ended
	2010	2009	August 31, 2008(1)

Net asset value — Beginning of period	$9.490	$9.710	$10.230

Income (Loss) From Operations

Net investment income(2)	$0.388	$0.388	$0.286
Net realized and unrealized gain (loss)	0.650	(0.227)	(0.528)

Total income (loss) from operations	$1.038	$0.161	$(0.242)

Less Distributions

From net investment income	$(0.378)	$(0.381)	$(0.278)

Total distributions	$(0.378)	$(0.381)	$(0.278)

Net asset value — End of period	$10.150	$9.490	$9.710

Total Return(3)	11.12%	2.18%	(2.47	)%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1,895	$1,677	$240
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.45%	1.50%	1.47	%(5)
Interest and fee expense(6)	0.01%	0.04%	0.15	%(5)
Total expenses before custodian fee reduction	1.46%	1.54%	1.62	%(5)
Expenses after custodian fee reduction excluding interest and fees	1.45%	1.50%	1.44	%(5)
Net investment income	3.93%	4.35%	3.90	%(5)
Portfolio Turnover	12%	30%	22	%(7)

(1)	For the period from the start of business, December 4, 2007, to August 31, 2008.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(7)	For the year ended August 31, 2008.

See notes to financial statements

Eaton Vance Municipal Income Funds as of August 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Maryland Fund — Class A

	Year Ended August 31,

	2010	2009	2008	2007		2006

Net asset value — Beginning of year	$8.670	$8.900	$9.260	$9.620		$9.590

Income (Loss) From Operations

Net investment income(1)	$0.391	$0.403	$0.404	$0.411		$0.454
Net realized and unrealized gain (loss)	0.474	(0.226)	(0.348)	(0.347)		0.005

Total income from operations	$0.865	$0.177	$0.056	$0.064		$0.459

Less Distributions

From net investment income	$(0.385)	$(0.407)	$(0.416)	$(0.424)		$(0.429)

Total distributions	$(0.385)	$(0.407)	$(0.416)	$(0.424)		$(0.429)

Net asset value — End of year	$9.150	$8.670	$8.900	$9.260		$9.620

Total Return(2)	10.15%	2.43%	0.60%	0.59%		4.94%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$75,279	$75,555	$81,774	$75,025		$55,380
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.78%	0.82%	0.77%	0.78	%(3)	0.79%
Interest and fee expense(4)	0.03%	0.10%	0.23%	0.41%		0.76%
Total expenses before custodian fee reduction	0.81%	0.92%	1.00%	1.19	%(3)	1.55%
Expenses after custodian fee reduction excluding interest and fees	0.78%	0.81%	0.74%	0.73	%(3)	0.76%
Net investment income	4.35%	4.97%	4.41%	4.29%		4.78%
Portfolio Turnover	7%	16%	15%	6%		15%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See notes to financial statements

Eaton Vance Municipal Income Funds as of August 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Maryland Fund — Class B

	Year Ended August 31,

	2010	2009	2008	2007		2006

Net asset value — Beginning of year	$9.460	$9.700	$10.090	$10.490		$10.460

Income (Loss) From Operations

Net investment income(1)	$0.353	$0.374	$0.368	$0.373		$0.419
Net realized and unrealized gain (loss)	0.517	(0.239)	(0.382)	(0.388)		0.002

Total income (loss) from operations	$0.870	$0.135	$(0.014)	$(0.015)		$0.421

Less Distributions

From net investment income	$(0.350)	$(0.375)	$(0.376)	$(0.385)		$(0.391)

Total distributions	$(0.350)	$(0.375)	$(0.376)	$(0.385)		$(0.391)

Net asset value — End of year	$9.980	$9.460	$9.700	$10.090		$10.490

Total Return(2)	9.33%	1.76%	(0.15)%	(0.22)%		4.14%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$5,930	$7,742	$10,140	$12,995		$17,178
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.53%	1.58%	1.52%	1.53	%(3)	1.54%
Interest and fee expense(4)	0.03%	0.10%	0.23%	0.41%		0.76%
Total expenses before custodian fee reduction	1.56%	1.68%	1.75%	1.94	%(3)	2.30%
Expenses after custodian fee reduction excluding interest and fees	1.53%	1.56%	1.48%	1.48	%(3)	1.51%
Net investment income	3.61%	4.23%	3.67%	3.56%		4.05%
Portfolio Turnover	7%	16%	15%	6%		15%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See notes to financial statements

Eaton Vance Municipal Income Funds as of August 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Maryland Fund — Class C

	Year Ended August 31,
						Period Ended
	2010	2009	2008	2007		August 31, 2006(1)

Net asset value — Beginning of period	$9.460	$9.710	$10.090	$10.470		$10.340

Income (Loss) From Operations

Net investment income(2)	$0.352	$0.373	$0.364	$0.366		$0.115
Net realized and unrealized gain (loss)	0.518	(0.248)	(0.368)	(0.361)		0.146

Total income (loss) from operations	$0.870	$0.125	$(0.004)	$0.005		$0.261

Less Distributions

From net investment income	$(0.350)	$(0.375)	$(0.376)	$(0.385)		$(0.131)

Total distributions	$(0.350)	$(0.375)	$(0.376)	$(0.385)		$(0.131)

Net asset value — End of period	$9.980	$9.460	$9.710	$10.090		$10.470

Total Return(3)	9.33%	1.65%	(0.05)%	(0.03)%		2.54	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$15,194	$12,388	$9,790	$6,878		$342
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.52%	1.57%	1.53%	1.53	%(5)	1.54	%(6)
Interest and fee expense(7)	0.03%	0.10%	0.23%	0.41%		0.76	%(6)
Total expenses before custodian fee reduction	1.55%	1.67%	1.76%	1.94	%(5)	2.30	%(6)
Expenses after custodian fee reduction excluding interest and fees	1.52%	1.56%	1.49%	1.48	%(5)	1.51	%(6)
Net investment income	3.59%	4.20%	3.65%	3.53%		3.31	%(6)
Portfolio Turnover	7%	16%	15%	6%		15	%(8)

(1)	For the period from the start of business, May 2, 2006, to August 31, 2006.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(4)	Not annualized.

(5)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(6)	Annualized.

(7)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(8)	For the year ended August 31, 2006.

See notes to financial statements

Eaton Vance Municipal Income Funds as of August 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Maryland Fund — Class I

	Year Ended August 31,
			Period Ended
	2010	2009	August 31, 2008(1)

Net asset value — Beginning of period	$8.680	$8.900	$8.600

Income (Loss) From Operations

Net investment income(2)	$0.406	$0.419	$0.206
Net realized and unrealized gain (loss)	0.487	(0.216)	0.310

Total income from operations	$0.893	$0.203	$0.516

Less Distributions

From net investment income	$(0.403)	$(0.423)	$(0.216)

Total distributions	$(0.403)	$(0.423)	$(0.216)

Net asset value — End of period	$9.170	$8.680	$8.900

Total Return(3)	10.47%	2.75%	6.01	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$5,565	$448	$85
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.58%	0.61%	0.58	%(5)
Interest and fee expense(6)	0.03%	0.10%	0.23	%(5)
Total expenses before custodian fee reduction	0.61%	0.71%	0.81	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.58%	0.61%	0.54	%(5)
Net investment income	4.50%	5.16%	4.60	%(5)
Portfolio Turnover	7%	16%	15	%(7)

(1)	For the period from the start of business, March 3, 2008, to August 31, 2008.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(7)	For the year ended August 31, 2008.

See notes to financial statements

Eaton Vance Municipal Income Funds as of August 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Missouri Fund — Class A

	Year Ended August 31,

	2010	2009	2008	2007		2006

Net asset value — Beginning of year	$9.080	$9.370	$9.750	$10.120		$10.180

Income (Loss) From Operations

Net investment income(1)	$0.386	$0.389	$0.406	$0.415		$0.441
Net realized and unrealized gain (loss)	0.473	(0.288)	(0.377)	(0.368)		(0.058)

Total income from operations	$0.859	$0.101	$0.029	$0.047		$0.383

Less Distributions

From net investment income	$(0.369)	$(0.391)	$(0.409)	$(0.417)		$(0.443)

Total distributions	$(0.369)	$(0.391)	$(0.409)	$(0.417)		$(0.443)

Net asset value — End of year	$9.570	$9.080	$9.370	$9.750		$10.120

Total Return(2)	9.63%	1.41%	0.29%	0.41%		3.91%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$95,047	$89,556	$94,078	$90,059		$64,947
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.75%	0.80%	0.76%	0.75	%(3)	0.75%
Interest and fee expense(4)	0.02%	0.04%	0.08%	0.17%		0.27%
Total expenses before custodian fee reduction	0.77%	0.84%	0.84%	0.92	%(3)	1.02%
Expenses after custodian fee reduction excluding interest and fees	0.75%	0.79%	0.74%	0.71	%(3)	0.71%
Net investment income	4.12%	4.51%	4.21%	4.12%		4.41%
Portfolio Turnover	9%	21%	18%	20%		27%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See notes to financial statements

Eaton Vance Municipal Income Funds as of August 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Missouri Fund — Class B

	Year Ended August 31,

	2010	2009	2008	2007		2006

Net asset value — Beginning of year	$10.040	$10.360	$10.770	$11.180		$11.250

Income (Loss) From Operations

Net investment income(1)	$0.349	$0.359	$0.370	$0.377		$0.407
Net realized and unrealized gain (loss)	0.523	(0.320)	(0.410)	(0.409)		(0.071)

Total income (loss) from operations	$0.872	$0.039	$(0.040)	$(0.032)		$0.336

Less Distributions

From net investment income	$(0.332)	$(0.359)	$(0.370)	$(0.378)		$(0.406)

Total distributions	$(0.332)	$(0.359)	$(0.370)	$(0.378)		$(0.406)

Net asset value — End of year	$10.580	$10.040	$10.360	$10.770		$11.180

Total Return(2)	8.82%	0.64%	(0.39)%	(0.35)%		3.10%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$4,467	$6,542	$7,404	$9,626		$11,169
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.50%	1.55%	1.51%	1.50	%(3)	1.50%
Interest and fee expense(4)	0.02%	0.04%	0.08%	0.17%		0.27%
Total expenses before custodian fee reduction	1.52%	1.59%	1.59%	1.67	%(3)	1.77%
Expenses after custodian fee reduction excluding interest and fees	1.50%	1.54%	1.49%	1.46	%(3)	1.46%
Net investment income	3.38%	3.77%	3.47%	3.38%		3.68%
Portfolio Turnover	9%	21%	18%	20%		27%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See notes to financial statements

Eaton Vance Municipal Income Funds as of August 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Missouri Fund — Class C

	Year Ended August 31,
						Period Ended
	2010	2009	2008	2007		August 31, 2006(1)

Net asset value — Beginning of period	$10.030	$10.350	$10.770	$11.170		$11.140

Income (Loss) From Operations

Net investment income(2)	$0.348	$0.359	$0.364	$0.371		$0.189
Net realized and unrealized gain (loss)	0.524	(0.320)	(0.414)	(0.393)		0.052	(3)

Total income (loss) from operations	$0.872	$0.039	$(0.050)	$(0.022)		$0.241

Less Distributions

From net investment income	$(0.332)	$(0.359)	$(0.370)	$(0.378)		$(0.211)

Total distributions	$(0.332)	$(0.359)	$(0.370)	$(0.378)		$(0.211)

Net asset value — End of period	$10.570	$10.030	$10.350	$10.770		$11.170

Total Return(4)	8.82%	0.64%	(0.48)%	(0.26)%		2.20	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$5,856	$5,553	$5,561	$4,491		$1,117
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.49%	1.55%	1.52%	1.50	%(6)	1.50	%(7)
Interest and fee expense(8)	0.02%	0.04%	0.08%	0.17%		0.27	%(7)
Total expenses before custodian fee reduction	1.51%	1.59%	1.60%	1.67	%(6)	1.77	%(7)
Expenses after custodian fee reduction excluding interest and fees	1.49%	1.54%	1.49%	1.46	%(6)	1.46	%(7)
Net investment income	3.37%	3.76%	3.42%	3.35%		3.17	%(7)
Portfolio Turnover	9%	21%	18%	20%		27	%(9)

(1)	For the period from the start of business, February 16, 2006, to August 31, 2006.

(2)	Computed using average shares outstanding.

(3)	The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(7)	Annualized.

(8)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(9)	For the year ended August 31, 2006.

See notes to financial statements

Eaton Vance Municipal Income Funds as of August 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Missouri Fund — Class I

	Period Ended
	August 31, 2010(1)

Net asset value — Beginning of period	$9.370

Income (Loss) From Operations

Net investment income(2)	$0.032
Net realized and unrealized gain	0.210

Total income from operations	$0.242

Less Distributions

From net investment income	$(0.032)

Total distributions	$(0.032)

Net asset value — End of period	$9.580

Total Return(3)	2.58	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.56	%(5)
Interest and fee expense	0.02	%(5)
Total Expenses(6)	0.58	%(5)
Net investment income	4.19	%(5)
Portfolio Turnover	9	%(7)

(1)	For the period from the commencement of operations on August 3, 2010 to August 31, 2010.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Annualized.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	For the year ended August 31, 2010.

See notes to financial statements

Eaton Vance Municipal Income Funds as of August 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	North Carolina Fund — Class A

	Year Ended August 31,

	2010	2009	2008	2007		2006

Net asset value — Beginning of year	$8.810	$8.810	$9.160	$9.370		$9.340

Income (Loss) From Operations

Net investment income(1)	$0.429	$0.418	$0.400	$0.404		$0.410
Net realized and unrealized gain (loss)	0.513	(0.019)	(0.355)	(0.212)		0.025

Total income from operations	$0.942	$0.399	$0.045	$0.192		$0.435

Less Distributions

From net investment income	$(0.412)	$(0.399)	$(0.395)	$(0.402)		$(0.405)

Total distributions	$(0.412)	$(0.399)	$(0.395)	$(0.402)		$(0.405)

Net asset value — End of year	$9.340	$8.810	$8.810	$9.160		$9.370

Total Return(2)	10.92%	4.99%	0.49%	2.04%		4.80%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$86,047	$78,245	$86,348	$79,909		$67,480
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.77%	0.82%	0.78%	0.77	%(3)	0.77%
Interest and fee expense(4)	0.08%	0.11%	0.29%	0.58%		0.38%
Total expenses before custodian fee reduction	0.85%	0.93%	1.07%	1.35	%(3)	1.15%
Expenses after custodian fee reduction excluding interest and fees	0.77%	0.82%	0.75%	0.74	%(3)	0.75%
Net investment income	4.72%	5.11%	4.41%	4.32%		4.43%
Portfolio Turnover	10%	42%	23%	9%		18%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See notes to financial statements

Eaton Vance Municipal Income Funds as of August 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	North Carolina Fund — Class B

	Year Ended August 31,

	2010	2009	2008	2007		2006

Net asset value — Beginning of year	$9.480	$9.470	$9.850	$10.080		$10.040

Income (Loss) From Operations

Net investment income(1)	$0.389	$0.383	$0.357	$0.360		$0.368
Net realized and unrealized gain (loss)	0.555	(0.011)	(0.388)	(0.233)		0.032

Total income (loss) from operations	$0.944	$0.372	$(0.031)	$0.127		$0.400

Less Distributions

From net investment income	$(0.374)	$(0.362)	$(0.349)	$(0.357)		$(0.360)

Total distributions	$(0.374)	$(0.362)	$(0.349)	$(0.357)		$(0.360)

Net asset value — End of year	$10.050	$9.480	$9.470	$9.850		$10.080

Total Return(2)	10.14%	4.30%	(0.33)%	1.23%		4.09%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$4,220	$5,209	$6,719	$8,683		$12,145
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.52%	1.57%	1.53%	1.52	%(3)	1.52%
Interest and fee expense(4)	0.08%	0.11%	0.29%	0.58%		0.38%
Total expenses before custodian fee reduction	1.60%	1.68%	1.82%	2.10	%(3)	1.90%
Expenses after custodian fee reduction excluding interest and fees	1.52%	1.57%	1.50%	1.49	%(3)	1.50%
Net investment income	3.98%	4.37%	3.66%	3.57%		3.69%
Portfolio Turnover	10%	42%	23%	9%		18%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See notes to financial statements

Eaton Vance Municipal Income Funds as of August 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	North Carolina Fund — Class C

	Year Ended August 31,
						Period Ended
	2010	2009	2008	2007		August 31, 2006(1)

Net asset value — Beginning of period	$9.480	$9.470	$9.850	$10.070		$9.910

Income (Loss) From Operations

Net investment income(2)	$0.385	$0.384	$0.355	$0.357		$0.097
Net realized and unrealized gain (loss)	0.558	(0.012)	(0.386)	(0.220)		0.183	(3)

Total income (loss) from operations	$0.943	$0.372	$(0.031)	$0.137		$0.280

Less Distributions

From net investment income	$(0.373)	$(0.362)	$(0.349)	$(0.357)		$(0.120)

Total distributions	$(0.373)	$(0.362)	$(0.349)	$(0.357)		$(0.120)

Net asset value — End of period	$10.050	$9.480	$9.470	$9.850		$10.070

Total Return(4)	10.13%	4.30%	(0.33)%	1.34%		2.85	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$14,952	$8,734	$8,073	$4,880		$527
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.52%	1.57%	1.53%	1.51	%(6)	1.52	%(7)
Interest and fee expense(8)	0.08%	0.11%	0.29%	0.58%		0.38	%(7)
Total expenses before custodian fee reduction	1.60%	1.68%	1.82%	2.09	%(6)	1.90	%(7)
Expenses after custodian fee reduction excluding interest and fees	1.52%	1.57%	1.50%	1.48	%(6)	1.50	%(7)
Net investment income	3.94%	4.36%	3.65%	3.56%		2.91	%(7)
Portfolio Turnover	10%	42%	23%	9%		18	%(9)

(1)	For the period from the start of business, May 2, 2006, to August 31, 2006.

(2)	Computed using average shares outstanding.

(3)	The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(7)	Annualized.

(8)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(9)	For the year ended August 31, 2006.

See notes to financial statements

Eaton Vance Municipal Income Funds as of August 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	North Carolina Fund — Class I

	Year Ended August 31,
			Period Ended
	2010	2009	August 31, 2008(1)

Net asset value — Beginning of period	$8.830	$8.820	$8.550

Income (Loss) From Operations

Net investment income(2)	$0.447	$0.437	$0.216
Net realized and unrealized gain (loss)	0.523	(0.010)	0.259

Total income from operations	$0.970	$0.427	$0.475

Less Distributions

From net investment income	$(0.430)	$(0.417)	$(0.205)

Total distributions	$(0.430)	$(0.417)	$(0.205)

Net asset value — End of period	$9.370	$8.830	$8.820

Total Return(3)	11.23%	5.32%	5.56	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$17,125	$8,303	$950
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.58%	0.63%	0.58	%(5)
Interest and fee expense(6)	0.08%	0.11%	0.29	%(5)
Total expenses before custodian fee reduction	0.66%	0.74%	0.87	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.58%	0.62%	0.54	%(5)
Net investment income	4.91%	5.33%	4.86	%(5)
Portfolio Turnover	10%	42%	23	%(7)

(1)	For the period from the start of business, March 3, 2008, to August 31, 2008.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(7)	For the year ended August 31, 2008.

See notes to financial statements

Eaton Vance Municipal Income Funds as of August 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Oregon Fund — Class A

	Year Ended August 31,

	2010	2009	2008	2007		2006

Net asset value — Beginning of year	$8.510	$8.720	$9.260	$9.550		$9.460

Income (Loss) From Operations

Net investment income(1)	$0.413	$0.399	$0.410	$0.411		$0.443
Net realized and unrealized gain (loss)	0.648	(0.210)	(0.533)	(0.278)		0.089

Total income (loss) from operations	$1.061	$0.189	$(0.123)	$0.133		$0.532

Less Distributions

From net investment income	$(0.391)	$(0.399)	$(0.417)	$(0.423)		$(0.442)

Total distributions	$(0.391)	$(0.399)	$(0.417)	$(0.423)		$(0.442)

Net asset value — End of year	$9.180	$8.510	$8.720	$9.260		$9.550

Total Return(2)	12.77%	2.65%	(1.36)%	1.34%		5.78%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$126,583	$118,827	$124,199	$110,060		$73,764
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.78%	0.82%	0.76%	0.78	%(3)	0.77%
Interest and fee expense(4)	0.04%	0.12%	0.22%	0.47%		0.46%
Total expenses before custodian fee reduction	0.82%	0.94%	0.98%	1.25	%(3)	1.23%
Expenses after custodian fee reduction excluding interest and fees	0.78%	0.81%	0.74%	0.75	%(3)	0.75%
Net investment income	4.71%	5.05%	4.53%	4.31%		4.69%
Portfolio Turnover	22%	42%	34%	42%		15%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See notes to financial statements

Eaton Vance Municipal Income Funds as of August 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Oregon Fund — Class B

	Year Ended August 31,

	2010	2009	2008	2007		2006

Net asset value — Beginning of year	$9.310	$9.540	$10.120	$10.440		$10.340

Income (Loss) From Operations

Net investment income(1)	$0.380	$0.372	$0.375	$0.376		$0.408
Net realized and unrealized gain (loss)	0.708	(0.233)	(0.577)	(0.312)		0.097

Total income (loss) from operations	$1.088	$0.139	$(0.202)	$0.064		$0.505

Less Distributions

From net investment income	$(0.358)	$(0.369)	$(0.378)	$(0.384)		$(0.405)

Total distributions	$(0.358)	$(0.369)	$(0.378)	$(0.384)		$(0.405)

Net asset value — End of year	$10.040	$9.310	$9.540	$10.120		$10.440

Total Return(2)	11.92%	1.85%	(2.04)%	0.56%		5.00%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$10,773	$12,114	$14,432	$17,077		$21,015
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.53%	1.56%	1.51%	1.53	%(3)	1.52%
Interest and fee expense(4)	0.04%	0.12%	0.22%	0.47%		0.46%
Total expenses before custodian fee reduction	1.57%	1.68%	1.73%	2.00	%(3)	1.98%
Expenses after custodian fee reduction excluding interest and fees	1.53%	1.56%	1.49%	1.50	%(3)	1.50%
Net investment income	3.96%	4.31%	3.77%	3.60%		3.96%
Portfolio Turnover	22%	42%	34%	42%		15%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See notes to financial statements

Eaton Vance Municipal Income Funds as of August 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Oregon Fund — Class C

	Year Ended August 31,
						Period Ended
	2010	2009	2008	2007		August 31, 2006(1)

Net asset value — Beginning of period	$9.320	$9.550	$10.130	$10.440		$10.400

Income (Loss) From Operations

Net investment income(2)	$0.380	$0.371	$0.373	$0.368		$0.172
Net realized and unrealized gain (loss)	0.708	(0.232)	(0.575)	(0.294)		0.061	(3)

Total income (loss) from operations	$1.088	$0.139	$(0.202)	$0.074		$0.233

Less Distributions

From net investment income	$(0.358)	$(0.369)	$(0.378)	$(0.384)		$(0.193)

Total distributions	$(0.358)	$(0.369)	$(0.378)	$(0.384)		$(0.193)

Net asset value — End of period	$10.050	$9.320	$9.550	$10.130		$10.440

Total Return(4)	11.91%	1.85%	(2.03)%	0.66%		2.27	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$21,031	$19,429	$16,927	$8,362		$666
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.53%	1.57%	1.52%	1.53	%(6)	1.52	%(7)
Interest and fee expense(8)	0.04%	0.12%	0.22%	0.47%		0.46	%(7)
Total expenses before custodian fee reduction	1.57%	1.69%	1.74%	2.00	%(6)	1.98	%(7)
Expenses after custodian fee reduction excluding interest and fees	1.53%	1.56%	1.49%	1.50	%(6)	1.50	%(7)
Net investment income	3.96%	4.29%	3.78%	3.54%		3.32	%(7)
Portfolio Turnover	22%	42%	34%	42%		15	%(9)

(1)	For the period from the start of business, May 2, 2006, to August 31, 2006.

(2)	Computed using average shares outstanding.

(3)	The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(7)	Annualized.

(8)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(9)	For the year ended August 31, 2006.

See notes to financial statements

Eaton Vance Municipal Income Funds as of August 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Oregon Fund — Class I

	Period Ended
	August 31, 2010(1)

Net asset value — Beginning of period	$8.850

Income (Loss) From Operations

Net investment income(2)	$0.033
Net realized and unrealized gain	0.330

Total income from operations	$0.363

Less Distributions

From net investment income	$(0.033)

Total distributions	$(0.033)

Net asset value — End of period	$9.180

Total Return(3)	4.11	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.60	%(5)
Interest and fee expense	0.04	%(5)
Total Expenses(6)	0.64	%(5)
Net investment income	4.66	%(5)
Portfolio Turnover	22	%(7)

(1)	For the period from the commencement of operations on August 3, 2010 to August 31, 2010.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Annualized.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	For the year ended August 31, 2010.

See notes to financial statements

Eaton Vance Municipal Income Funds as of August 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	South Carolina Fund — Class A

	Year Ended August 31,

	2010	2009	2008	2007		2006

Net asset value — Beginning of year	$8.870	$9.100	$9.700	$10.050		$10.060

Income (Loss) From Operations

Net investment income(1)	$0.413	$0.405	$0.420	$0.409		$0.423
Net realized and unrealized gain (loss)	0.639	(0.233)	(0.598)	(0.346)		(0.002)

Total income (loss) from operations	$1.052	$0.172	$(0.178)	$0.063		$0.421

Less Distributions

From net investment income	$(0.392)	$(0.402)	$(0.422)	$(0.413)		$(0.431)

Total distributions	$(0.392)	$(0.402)	$(0.422)	$(0.413)		$(0.431)

Net asset value — End of year	$9.530	$8.870	$9.100	$9.700		$10.050

Total Return(2)	12.12%	2.23%	(1.75)%	0.55%		4.35%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$109,294	$103,451	$110,470	$103,975		$71,412
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.75%	0.80%	0.77%	0.76	%(3)	0.75%
Interest and fee expense(4)	0.04%	0.10%	0.22%	0.45%		0.37%
Total expenses before custodian fee reduction	0.79%	0.90%	0.99%	1.21	%(3)	1.12%
Expenses after custodian fee reduction excluding interest and fees	0.75%	0.80%	0.75%	0.73	%(3)	0.73%
Net investment income	4.51%	4.91%	4.44%	4.06%		4.28%
Portfolio Turnover	26%	44%	47%	33%		42%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See notes to financial statements

Eaton Vance Municipal Income Funds as of August 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	South Carolina Fund — Class B

	Year Ended August 31,

	2010	2009	2008	2007		2006

Net asset value — Beginning of year	$9.410	$9.650	$10.280	$10.660		$10.670

Income (Loss) From Operations

Net investment income(1)	$0.365	$0.364	$0.371	$0.356		$0.372
Net realized and unrealized gain (loss)	0.680	(0.246)	(0.631)	(0.378)		(0.005)

Total income (loss) from operations	$1.045	$0.118	$(0.260)	$(0.022)		$0.367

Less Distributions

From net investment income	$(0.345)	$(0.358)	$(0.370)	$(0.358)		$(0.377)

Total distributions	$(0.345)	$(0.358)	$(0.370)	$(0.358)		$(0.377)

Net asset value — End of year	$10.110	$9.410	$9.650	$10.280		$10.660

Total Return(2)	11.31%	1.59%	(2.56)%	(0.29)%		3.57%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$7,252	$9,442	$11,316	$14,559		$17,667
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.51%	1.56%	1.52%	1.51	%(3)	1.50%
Interest and fee expense(4)	0.04%	0.10%	0.22%	0.45%		0.37%
Total expenses before custodian fee reduction	1.55%	1.66%	1.74%	1.96	%(3)	1.87%
Expenses after custodian fee reduction excluding interest and fees	1.51%	1.56%	1.50%	1.48	%(3)	1.48%
Net investment income	3.76%	4.17%	3.69%	3.33%		3.55%
Portfolio Turnover	26%	44%	47%	33%		42%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See notes to financial statements

Eaton Vance Municipal Income Funds as of August 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	South Carolina Fund — Class C

	Year Ended August 31,
						Period Ended
	2010	2009	2008	2007		August 31, 2006(1)

Net asset value — Beginning of period	$9.410	$9.660	$10.280	$10.660		$10.470

Income (Loss) From Operations

Net investment income(2)	$0.365	$0.364	$0.369	$0.349		$0.218
Net realized and unrealized gain (loss)	0.680	(0.256)	(0.619)	(0.371)		0.199	(3)

Total income (loss) from operations	$1.045	$0.108	$(0.250)	$(0.022)		$0.417

Less Distributions

From net investment income	$(0.345)	$(0.358)	$(0.370)	$(0.358)		$(0.227)

Total distributions	$(0.345)	$(0.358)	$(0.370)	$(0.358)		$(0.227)

Net asset value — End of period	$10.110	$9.410	$9.660	$10.280		$10.660

Total Return(4)	11.31%	1.48%	(2.46)%	(0.29)%		4.04	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$28,500	$23,022	$20,867	$13,623		$2,272
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.50%	1.55%	1.52%	1.51	%(6)	1.50	%(7)
Interest and fee expense(8)	0.04%	0.10%	0.22%	0.45%		0.37	%(7)
Total expenses before custodian fee reduction	1.54%	1.65%	1.74%	1.96	%(6)	1.87	%(7)
Expenses after custodian fee reduction excluding interest and fees	1.50%	1.55%	1.50%	1.48	%(6)	1.48	%(7)
Net investment income	3.75%	4.15%	3.69%	3.29%		3.27	%(7)
Portfolio Turnover	26%	44%	47%	33%		42	%(9)

(1)	For the period from the start of business, January 12, 2006, to August 31, 2006.

(2)	Computed using average shares outstanding.

(3)	The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(7)	Annualized.

(8)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(9)	For the year ended August 31, 2006.

See notes to financial statements

Eaton Vance Municipal Income Funds as of August 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	South Carolina Fund — Class I

	Year Ended August 31,
			Period Ended
	2010	2009	August 31, 2008(1)

Net asset value — Beginning of period	$8.880	$9.110	$8.620

Income (Loss) From Operations

Net investment income(2)	$0.432	$0.422	$0.215
Net realized and unrealized gain (loss)	0.637	(0.233)	0.496

Total income from operations	$1.069	$0.189	$0.711

Less Distributions

From net investment income	$(0.409)	$(0.419)	$(0.221)

Total distributions	$(0.409)	$(0.419)	$(0.221)

Net asset value — End of period	$9.540	$8.880	$9.110

Total Return(3)	12.32%	2.56%	8.26	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$39,520	$23,727	$22,826
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.56%	0.60%	0.55	%(5)
Interest and fee expense(6)	0.04%	0.10%	0.22	%(5)
Total expenses before custodian fee reduction	0.60%	0.70%	0.77	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.56%	0.60%	0.54	%(5)
Net investment income	4.71%	5.11%	4.68	%(5)
Portfolio Turnover	26%	44%	47	%(7)

(1)	For the period from the start of business, March 3, 2008, to August 31, 2008.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(7)	For the year ended August 31, 2008.

See notes to financial statements

Eaton Vance Municipal Income Funds as of August 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Tennessee Fund — Class A

	Year Ended August 31,

	2010	2009	2008	2007		2006

Net asset value — Beginning of year	$8.670	$9.100	$9.530	$9.850		$9.880

Income (Loss) From Operations

Net investment income(1)	$0.380	$0.388	$0.409	$0.407		$0.419
Net realized and unrealized gain (loss)	0.279	(0.424)	(0.433)	(0.318)		(0.028)

Total income (loss) from operations	$0.659	$(0.036)	$(0.024)	$0.089		$0.391

Less Distributions

From net investment income	$(0.369)	$(0.394)	$(0.406)	$(0.409)		$(0.421)

Total distributions	$(0.369)	$(0.394)	$(0.406)	$(0.409)		$(0.421)

Net asset value — End of year	$8.960	$8.670	$9.100	$9.530		$9.850

Total Return(2)	7.71%	(0.03)%	(0.26)%	0.85%		4.09%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$47,371	$46,787	$49,219	$49,444		$46,023
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.74%	0.79%	0.74%	0.75	%(3)	0.73%
Interest and fee expense(4)	0.01%	0.03%	0.09%	0.21%		0.19%
Total expenses before custodian fee reduction	0.75%	0.82%	0.83%	0.96	%(3)	0.92%
Expenses after custodian fee reduction excluding interest and fees	0.74%	0.79%	0.72%	0.72	%(3)	0.70%
Net investment income	4.27%	4.72%	4.35%	4.15%		4.30%
Portfolio Turnover	12%	20%	26%	20%		16%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See notes to financial statements

Eaton Vance Municipal Income Funds as of August 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Tennessee Fund — Class B

	Year Ended August 31,

	2010	2009	2008	2007		2006

Net asset value — Beginning of year	$9.450	$9.910	$10.380	$10.730		$10.750

Income (Loss) From Operations

Net investment income(1)	$0.342	$0.356	$0.369	$0.365		$0.378
Net realized and unrealized gain (loss)	0.298	(0.458)	(0.475)	(0.350)		(0.020)

Total income (loss) from operations	$0.640	$(0.102)	$(0.106)	$0.015		$0.358

Less Distributions

From net investment income	$(0.330)	$(0.358)	$(0.364)	$(0.365)		$(0.378)

Total distributions	$(0.330)	$(0.358)	$(0.364)	$(0.365)		$(0.378)

Net asset value — End of year	$9.760	$9.450	$9.910	$10.380		$10.730

Total Return(2)	6.86%	(0.73)%	(1.05)%	0.09%		3.43%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$3,024	$4,069	$5,247	$6,215		$8,638
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.49%	1.54%	1.49%	1.50	%(3)	1.48%
Interest and fee expense(4)	0.01%	0.03%	0.09%	0.21%		0.19%
Total expenses before custodian fee reduction	1.50%	1.57%	1.58%	1.71	%(3)	1.67%
Expenses after custodian fee reduction excluding interest and fees	1.49%	1.54%	1.47%	1.47	%(3)	1.45%
Net investment income	3.52%	3.99%	3.60%	3.41%		3.56%
Portfolio Turnover	12%	20%	26%	20%		16%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See notes to financial statements

Eaton Vance Municipal Income Funds as of August 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Tennessee Fund — Class C

	Year Ended August 31,
						Period Ended
	2010	2009	2008	2007		August 31, 2006(1)

Net asset value — Beginning of period	$9.440	$9.910	$10.370	$10.720		$10.580

Income (Loss) From Operations

Net investment income(2)	$0.339	$0.351	$0.366	$0.362		$0.110
Net realized and unrealized gain (loss)	0.311	(0.463)	(0.463)	(0.347)		0.156	(3)

Total income (loss) from operations	$0.650	$(0.112)	$(0.097)	$0.015		$0.266

Less Distributions

From net investment income	$(0.330)	$(0.358)	$(0.363)	$(0.365)		$(0.126)

Total distributions	$(0.330)	$(0.358)	$(0.363)	$(0.365)		$(0.126)

Net asset value — End of period	$9.760	$9.440	$9.910	$10.370		$10.720

Total Return(4)	6.97%	(0.83)%	(0.95)%	0.09%		2.54	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$9,013	$6,004	$4,078	$2,683		$559
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.49%	1.54%	1.50%	1.49	%(6)	1.48	%(7)
Interest and fee expense(8)	0.01%	0.03%	0.09%	0.21%		0.19	%(7)
Total expenses before custodian fee reduction	1.50%	1.57%	1.59%	1.70	%(6)	1.67	%(7)
Expenses after custodian fee reduction excluding interest and fees	1.49%	1.54%	1.47%	1.46	%(6)	1.45	%(7)
Net investment income	3.49%	3.93%	3.59%	3.40%		3.10	%(7)
Portfolio Turnover	12%	20%	26%	20%		16	%(9)

(1)	For the period from the start of business, May 2, 2006, to August 31, 2006.

(2)	Computed using average shares outstanding.

(3)	The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(7)	Annualized.

(8)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(9)	For the year ended August 31, 2006.

See notes to financial statements

Eaton Vance Municipal Income Funds as of August 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Tennessee Fund — Class I

	Period Ended
	August 31, 2010(1)

Net asset value — Beginning of period	$8.890

Income (Loss) From Operations

Net investment income(2)	$0.030
Net realized and unrealized gain	0.070

Total income from operations	$0.100

Less Distributions

From net investment income	$(0.030)

Total distributions	$(0.030)

Net asset value — End of period	$8.960

Total Return(3)	1.12	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$1
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.57	%(5)
Interest and fee expense	0.01	%(5)
Total Expenses(6)	0.58	%(5)
Net investment income	4.24	%(5)
Portfolio Turnover	12	%(7)

(1)	For the period from the commencement of operations on August 3, 2010 to August 31, 2010.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Annualized.

(6)	Excludes the effect of custody fee credits, if any, of less than 0.005%.

(7)	For the year ended August 31, 2010.

See notes to financial statements

Eaton Vance Municipal Income Funds as of August 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Virginia Fund — Class A

	Year Ended August 31,

	2010	2009	2008	2007		2006

Net asset value — Beginning of year	$8.360	$8.690	$9.280	$9.770		$9.790

Income (Loss) From Operations

Net investment income(1)	$0.396	$0.391	$0.412	$0.403		$0.418
Net realized and unrealized gain (loss)	0.100	(0.327)	(0.592)	(0.485)		(0.025)

Total income (loss) from operations	$0.496	$0.064	$(0.180)	$(0.082)		$0.393

Less Distributions

From net investment income	$(0.376)	$(0.394)	$(0.410)	$(0.408)		$(0.413)

Total distributions	$(0.376)	$(0.394)	$(0.410)	$(0.408)		$(0.413)

Net asset value — End of year	$8.480	$8.360	$8.690	$9.280		$9.770

Total Return(2)	5.97%	1.27%	(2.00)%	(0.95)%		4.16%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$99,082	$105,788	$107,673	$107,632		$89,098
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.78%	0.83%	0.78%	0.78	%(3)	0.77%
Interest and fee expense(4)	0.04%	0.12%	0.37%	0.57%		0.54%
Total expenses before custodian fee reduction	0.82%	0.95%	1.15%	1.35	%(3)	1.31%
Expenses after custodian fee reduction excluding interest and fees	0.78%	0.82%	0.76%	0.76	%(3)	0.76%
Net investment income	4.61%	5.06%	4.53%	4.14%		4.34%
Portfolio Turnover	5%	32%	26%	28%		30%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See notes to financial statements

Eaton Vance Municipal Income Funds as of August 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Virginia Fund — Class B

	Year Ended August 31,

	2010	2009	2008	2007		2006

Net asset value — Beginning of year	$9.250	$9.620	$10.270	$10.820		$10.830

Income (Loss) From Operations

Net investment income(1)	$0.368	$0.370	$0.381	$0.367		$0.384
Net realized and unrealized gain (loss)	0.110	(0.370)	(0.656)	(0.547)		(0.018)

Total income (loss) from operations	$0.478	$—	$(0.275)	$(0.180)		$0.366

Less Distributions

From net investment income	$(0.348)	$(0.370)	$(0.375)	$(0.370)		$(0.376)

Total distributions	$(0.348)	$(0.370)	$(0.375)	$(0.370)		$(0.376)

Net asset value — End of year	$9.380	$9.250	$9.620	$10.270		$10.820

Total Return(2)	5.19%	0.43%	(2.73)%	(1.77)%		3.49%

Ratios/Supplemental Data

Net assets, end of year (000’s omitted)	$6,478	$9,863	$14,451	$19,055		$24,411
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.53%	1.58%	1.53%	1.53	%(3)	1.52%
Interest and fee expense(4)	0.04%	0.12%	0.37%	0.57%		0.54%
Total expenses before custodian fee reduction	1.57%	1.70%	1.90%	2.10	%(3)	2.06%
Expenses after custodian fee reduction excluding interest and fees	1.53%	1.57%	1.51%	1.51	%(3)	1.51%
Net investment income	3.87%	4.34%	3.78%	3.40%		3.61%
Portfolio Turnover	5%	32%	26%	28%		30%

(1)	Computed using average shares outstanding.

(2)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(4)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

See notes to financial statements

Eaton Vance Municipal Income Funds as of August 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Virginia Fund — Class C

	Year Ended August 31,
						Period Ended
	2010	2009	2008	2007		August 31, 2006(1)

Net asset value — Beginning of period	$9.260	$9.630	$10.280	$10.810		$10.660

Income (Loss) From Operations

Net investment income(2)	$0.367	$0.368	$0.381	$0.365		$0.198
Net realized and unrealized gain (loss)	0.111	(0.368)	(0.656)	(0.525)		0.158	(3)

Total income (loss) from operations	$0.478	$—	$(0.275)	$(0.160)		$0.356

Less Distributions

From net investment income	$(0.348)	$(0.370)	$(0.375)	$(0.370)		$(0.206)

Total distributions	$(0.348)	$(0.370)	$(0.375)	$(0.370)		$(0.206)

Net asset value — End of period	$9.390	$9.260	$9.630	$10.280		$10.810

Total Return(4)	5.19%	0.43%	(2.73)%	(1.58)%		3.38	%(5)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$13,453	$12,287	$9,451	$5,236		$548
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	1.53%	1.59%	1.53%	1.53	%(6)	1.52	%(7)
Interest and fee expense(8)	0.04%	0.12%	0.37%	0.57%		0.54	%(7)
Total expenses before custodian fee reduction	1.57%	1.71%	1.90%	2.10	%(6)	2.06	%(7)
Expenses after custodian fee reduction excluding interest and fees	1.53%	1.58%	1.51%	1.51	%(6)	1.51	%(7)
Net investment income	3.86%	4.29%	3.80%	3.40%		3.31	%(7)
Portfolio Turnover	5%	32%	26%	28%		30	%(9)

(1)	For the period from the start of business, February 8, 2006, to August 31, 2006.

(2)	Computed using average shares outstanding.

(3)	The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(4)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(5)	Not annualized.

(6)	The investment adviser was allocated a portion of the Fund’s operating expenses (equal to less than 0.01% of average daily net assets for the year ended August 31, 2007). Absent this allocation, total return would be lower.

(7)	Annualized.

(8)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(9)	For the year ended August 31, 2006.

See notes to financial statements

Eaton Vance Municipal Income Funds as of August 31, 2010

FINANCIAL STATEMENTS CONT’D

Financial Highlights

	Virginia Fund — Class I

	Year Ended August 31,
			Period Ended
	2010	2009	August 31, 2008(1)

Net asset value — Beginning of period	$8.370	$8.710	$8.440

Income (Loss) From Operations

Net investment income(2)	$0.414	$0.403	$0.222
Net realized and unrealized gain (loss)	0.109	(0.332)	0.263

Total income from operations	$0.523	$0.071	$0.485

Less Distributions

From net investment income	$(0.393)	$(0.411)	$(0.215)

Total distributions	$(0.393)	$(0.411)	$(0.215)

Net asset value — End of period	$8.500	$8.370	$8.710

Total Return(3)	6.30%	1.36%	5.73	%(4)

Ratios/Supplemental Data

Net assets, end of period (000’s omitted)	$18,557	$9,945	$1,338
Ratios (as a percentage of average daily net assets):
Expenses excluding interest and fees	0.57%	0.64%	0.63	%(5)
Interest and fee expense(6)	0.04%	0.12%	0.37	%(5)
Total expenses before custodian fee reduction	0.61%	0.76%	1.00	%(5)
Expenses after custodian fee reduction excluding interest and fees	0.57%	0.63%	0.56	%(5)
Net investment income	4.81%	5.20%	5.07	%(5)
Portfolio Turnover	5%	32%	26	%(7)

(1)	For the period from the start of business, March 3, 2008, to August 31, 2008.

(2)	Computed using average shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)	Annualized.

(6)	Interest and fee expense relates to the liability for floating rate notes issued in conjunction with inverse floater securities transactions (see Note 1I).

(7)	For the year ended August 31, 2008.

See notes to financial statements

Eaton Vance Municipal Income Funds as of August 31, 2010

NOTES TO FINANCIAL STATEMENTS

1   Significant Accounting Policies

Eaton Vance Municipals Trust (the Trust) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. The Trust presently consists of twenty-five funds, twelve of which, each non-diversified, are included in these financial statements. They include Eaton Vance Alabama Municipal Income Fund (formerly, Eaton Vance Alabama Municipals Fund) (Alabama Fund), Eaton Vance Arkansas Municipal Income Fund (formerly, Eaton Vance Arkansas Municipals Fund) (Arkansas Fund), Eaton Vance Georgia Municipal Income Fund (formerly, Eaton Vance Georgia Municipals Fund) (Georgia Fund), Eaton Vance Kentucky Municipal Income Fund (formerly, Eaton Vance Kentucky Municipals Fund) (Kentucky Fund), Eaton Vance Louisiana Municipal Income Fund (formerly, Eaton Vance Louisiana Municipals Fund) (Louisiana Fund), Eaton Vance Maryland Municipal Income Fund (formerly, Eaton Vance Maryland Municipals Fund) (Maryland Fund), Eaton Vance Missouri Municipal Income Fund (formerly, Eaton Vance Missouri Municipals Fund) (Missouri Fund), Eaton Vance North Carolina Municipal Income Fund (formerly, Eaton Vance North Carolina Municipals Fund) (North Carolina Fund), Eaton Vance Oregon Municipal Income Fund (formerly, Eaton Vance Oregon Municipals Fund) (Oregon Fund), Eaton Vance South Carolina Municipal Income Fund (formerly, Eaton Vance South Carolina Municipals Fund) (South Carolina Fund), Eaton Vance Tennessee Municipal Income Fund (formerly, Eaton Vance Tennessee Municipals Fund) (Tennessee Fund) and Eaton Vance Virginia Municipal Income Fund (formerly, Eaton Vance Virginia Municipals Fund) (Virginia Fund), (each individually referred to as the Fund, and collectively, the Funds). The Funds seek to provide current income exempt from regular federal income tax and from particular state or local income or other taxes. The Funds offer four classes of shares except for the Louisiana Fund, which offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 5). Class I shares are sold at net asset value and are not subject to a sales charge. Class B shares of each Fund automatically convert to Class A shares eight years after their purchase as described in each Fund’s prospectus. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class-specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class’s paid shares to the total value of all paid shares. Each class of shares differs in its distribution plan and certain other class-specific expenses.

The following is a summary of significant accounting policies of the Funds. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation — Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less are generally valued at amortized cost, which approximates market value. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Interest rate swaps are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows are discounted to their present value using swap curves provided by electronic data services or by broker/dealers. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of a Fund in a manner that most fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable entities, quotations or relevant information obtained from broker-dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions and Related Income — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are

Eaton Vance Municipal Income Funds as of August 31, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

determined on the basis of identified cost. Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

C  Federal Taxes — Each Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its taxable, if any, and tax-exempt net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. Each Fund intends to satisfy conditions which will enable it to designate distributions from the interest income generated by its investments in municipal obligations, which are exempt from regular federal income tax when received by each Fund, as exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986, may be considered a tax preference item to shareholders.

At August 31, 2010, the following Funds, for federal income tax purposes, had capital loss carryforwards which will reduce the respective Fund’s taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryforwards are as follows:

Fund	Amount	Expiration Date

Alabama	$143,185	August 31, 2016
	149,650	August 31, 2017
	1,195,230	August 31, 2018

Arkansas	$661,011	August 31, 2013
	126,693	August 31, 2016
	826,603	August 31, 2017
	1,981,781	August 31, 2018

Georgia	$129,324	August 31, 2011
	117,457	August 31, 2012
	931,893	August 31, 2013
	536,265	August 31, 2015
	306,338	August 31, 2016
	980,989	August 31, 2017
	2,812,349	August 31, 2018

Kentucky	$2,260,947	August 31, 2012
	944,485	August 31, 2013
	98,602	August 31, 2016
	155,003	August 31, 2017
	442,246	August 31, 2018

Louisiana	$142,162	August 31, 2012
	197,480	August 31, 2013
	85,459	August 31, 2016
	292,157	August 31, 2017
	1,493,445	August 31, 2018

Maryland	$818,358	August 31, 2013
	204,999	August 31, 2015
	4,159,062	August 31, 2016
	34,823	August 31, 2017
	2,032,881	August 31, 2018

Missouri	$135,451	August 31, 2012
	831,764	August 31, 2013
	337,671	August 31, 2016
	2,259,438	August 31, 2017
	3,282,262	August 31, 2018

North Carolina	$88,235	August 31, 2015
	274,170	August 31, 2016
	3,573,563	August 31, 2018

Oregon	$1,258,470	August 31, 2013
	2,145,240	August 31, 2016
	1,066,237	August 31, 2017
	9,061,392	August 31, 2018

South Carolina	$290,746	August 31, 2013
	1,027,752	August 31, 2016
	3,019,420	August 31, 2017
	10,869,967	August 31, 2018

Tennessee	$309,297	August 31, 2013
	238,529	August 31, 2016
	3,909,047	August 31, 2018

Virginia	$174,008	August 31, 2012
	1,185,970	August 31, 2013
	502,088	August 31, 2016
	3,212,881	August 31, 2017
	464,954	August 31, 2018

Additionally, at August 31, 2010, the Alabama Fund, Arkansas Fund, Georgia Fund, Kentucky Fund, Louisiana Fund, Maryland Fund, Missouri Fund, North Carolina Fund, Oregon Fund, South Carolina Fund, Tennessee Fund and Virginia Fund had net capital losses of $470,908, $1,025,547, $3,242,797, $828,589, $504,620, $1,833,527, $1,371,830, $1,655,603, $1,394,757, $742,068, $1,797,262 and $11,982,415, respectively, attributable to security transactions incurred after October 31, 2009. These net capital losses are treated as arising on the first day of the Funds’ taxable year ending August 31, 2011.

As of August 31, 2010, the Funds had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. Each of the

Eaton Vance Municipal Income Funds as of August 31, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

Funds’ federal tax returns filed in the 3-year period ended August 31, 2010 remains subject to examination by the Internal Revenue Service.

D  Expenses — The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Funds. Pursuant to the respective custodian agreements, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance each Fund maintains with SSBT. All credit balances, if any, used to reduce each Fund’s custodian fees are reported as a reduction of expenses in the Statements of Operations.

F  Legal Fees — Legal fees and other related expenses incurred as part of negotiations of the terms and requirement of capital infusions, or that are expected to result in the restructuring of, or a plan of reorganization for, an investment are recorded as realized losses. Ongoing expenditures to protect or enhance an investment are treated as operating expenses.

G  Use of Estimates — The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Trust’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Funds. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Trust) could be deemed to have personal liability for the obligations of the Trust. However, the Trust’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Trust shall assume the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, each Fund enters into agreements with service providers that may contain indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred.

I  Floating Rate Notes Issued in Conjunction with Securities Held — The Funds may invest in inverse floating rate securities, also referred to as residual interest bonds, whereby a Fund may sell a fixed rate bond to a broker for cash. At the same time, the Fund buys a residual interest in the assets and cash flows of a Special-Purpose Vehicle (the SPV), (which is generally organized as a trust), set up by the broker, often referred to as an inverse floating rate obligation (Inverse Floater). The broker deposits a fixed rate bond into the SPV with the same CUSIP number as the fixed rate bond sold to the broker by the Fund, and which may have been, but is not required to be, the fixed rate bond purchased from the Fund (the Fixed Rate Bond). The SPV also issues floating rate notes (Floating Rate Notes) which are sold to third-parties. The Inverse Floater held by a Fund gives the Fund the right (1) to cause the holders of the Floating Rate Notes to tender their notes at par, and (2) to have the broker transfer the Fixed Rate Bond held by the SPV to the Fund, thereby terminating the SPV. Should the Fund exercise such right, it would pay the broker the par amount due on the Floating Rate Notes and exchange the Inverse Floater for the underlying Fixed Rate Bond. Pursuant to generally accepted accounting principles for transfers and servicing of financial assets and extinguishment of liabilities, the Funds account for the transaction described above as a secured borrowing by including the Fixed Rate Bond in their Portfolio of Investments and the Floating Rate Notes as a liability under the caption “Payable for floating rate notes issued” in their Statement of Assets and Liabilities. The Floating Rate Notes have interest rates that generally reset weekly and their holders have the option to tender their notes to the broker for redemption at par at each reset date. Interest expense related to the Funds’ liability with respect to Floating Rate Notes is recorded as incurred. The SPV may be terminated by the Fund, as noted above, or by the broker upon the occurrence of certain termination events as defined in the trust agreement, such as a downgrade in the credit quality of the underlying bond, bankruptcy of or payment failure by the issuer of the underlying bond, the inability to remarket Floating Rate Notes that have been tendered due to insufficient buyers in the market, or the failure by the SPV to obtain renewal of the liquidity agreement under which liquidity support is provided for the Floating Rate Notes up to one year. At August 31, 2010, the amounts of the Funds’ Floating Rate Notes and related interest rates and collateral were as follows:

Eaton Vance Municipal Income Funds as of August 31, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

			Collateral
	Floating	Interest Rate	for Floating
	Rate	or Range of	Rate
	Notes	Interest	Notes
Fund	Outstanding	Rates (%)	Outstanding

Alabama	$1,710,000	0.28 – 0.30	$2,354,164
Arkansas	795,000	0.28 – 0.35	1,582,961
Georgia	8,670,000	0.28 – 0.35	13,391,383
Louisiana	925,000	0.28 – 0.35	1,518,649
Maryland	3,810,000	0.28 – 0.36	5,450,930
Missouri	3,110,000	0.28 – 0.35	5,362,879
North Carolina	12,335,000	0.28 – 0.35	19,137,941
Oregon	10,815,000	0.28 – 0.35	15,938,543
South Carolina	18,740,000	0.28 – 0.35	28,397,490
Tennessee	445,000	0.28 – 0.35	839,557
Virginia	5,450,000	0.28 – 0.37	9,867,290

For the year ended August 31, 2010, the Funds’ average Floating Rate Notes outstanding and the average interest rate including fees were as follows:

	Average Floating
	Rate Notes	Average
Fund	Outstanding	Interest Rate

Alabama	$1,350,493	0.86%
Arkansas	621,904	1.32
Georgia	8,004,247	0.91
Louisiana	379,082	1.25
Maryland	2,929,603	0.86
Missouri	2,018,164	1.10
North Carolina	9,380,863	0.92
Oregon	7,339,767	0.90
South Carolina	6,614,904	0.93
Tennessee	298,534	1.31
Virginia	4,917,397	1.13

The Funds may enter into shortfall and forbearance agreements with the broker by which a Fund agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the Fixed Rate Bond held by the SPV and the liquidation value of the Floating Rate Notes, as well as any shortfalls in interest cash flows. The Funds had no shortfalls as of August 31, 2010.

The Funds may also purchase Inverse Floaters from brokers in a secondary market transaction without first owning the underlying fixed rate bond. Such transactions are not required to be treated as secured borrowings. Shortfall agreements, if any, related to Inverse Floaters purchased in a secondary market transaction are disclosed in the Portfolio of Investments. The Funds’ investment policies and restrictions expressly permit investments in Inverse Floaters. Inverse floating rate securities typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. The value and income of inverse floating rate securities are generally more volatile than that of a fixed rate bond. The Funds’ investment policies do not allow the Funds to borrow money except as permitted by the 1940 Act. Management believes that the Funds’ restrictions on borrowing money and issuing senior securities (other than as specifically permitted) do not apply to Floating Rate Notes issued by the SPV and included as a liability in the Funds’ Statement of Assets and Liabilities. As secured indebtedness issued by an SPV, Floating Rate Notes are distinct from the borrowings and senior securities to which the Funds’ restrictions apply. Inverse Floaters held by the Funds are securities exempt from registration under Rule 144A of the Securities Act of 1933.

J  Financial Futures Contracts — The Funds may enter into financial futures contracts. The Funds’ investment in financial futures contracts is designed for hedging against changes in interest rates or as a substitute for the purchase of securities. Upon entering into a financial futures contract, a Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the purchase price (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K  Interest Rate Swaps — The Funds may enter into interest rate swap agreements to enhance return, to hedge against fluctuations in securities prices or interest rates, or as substitution for the purchase or sale of securities. Pursuant to these agreements, a Fund makes periodic payments at a fixed interest rate and, in exchange, receives payments based on the interest rate of a benchmark industry index. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between two rates of interest. A Fund is

Eaton Vance Municipal Income Funds as of August 31, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

exposed to credit loss in the event of non-performance by the swap counterparty. Risk may also arise from movements in interest rates.

L  When-Issued Securities and Delayed Delivery Transactions — The Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Funds maintain security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

2   Distributions to Shareholders

The net investment income of each Fund is determined daily and substantially all of the net investment income so determined is declared as a dividend to shareholders of record at the time of declaration. Distributions are declared separately for each class of shares. Distributions are paid monthly. Distributions of realized capital gains (reduced by available capital loss carryforwards, if any), are made at least annually. Shareholders may reinvest income and capital gain distributions in additional shares of the same class of a Fund at the net asset value as of the reinvestment date or, at the election of the shareholder, receive distributions in cash. The Funds distinguish between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

The tax character of distributions declared for the years ended August 31, 2010 and August 31, 2009 was as follows:

	Alabama	Arkansas	Georgia	Kentucky	Louisiana	Maryland
Year Ended August 31, 2010	Fund	Fund	Fund	Fund	Fund	Fund

Distributions declared from:
Tax-exempt income	$2,324,419	$2,848,503	$3,670,086	$2,281,945	$1,806,000	$4,160,905
Ordinary income	$1,324	$—	$6,902	$—	$3,719	$—

	Missouri	North Carolina	Oregon	South Carolina	Tennessee	Virginia
Year Ended August 31, 2010	Fund	Fund	Fund	Fund	Fund	Fund

Distributions declared from:
Tax-exempt income	$3,934,708	$4,906,066	$6,519,874	$7,119,260	$2,321,946	$6,050,545
Ordinary income	$35,484	$1,414	$88,064	$14,248	$1,050	$31,390

	Alabama	Arkansas	Georgia	Kentucky	Louisiana	Maryland
Year Ended August 31, 2009	Fund	Fund	Fund	Fund	Fund	Fund

Distributions declared from:
Tax-exempt income	$2,422,615	$2,645,807	$3,784,414	$2,370,910	$1,956,647	$4,377,846
Ordinary income	$131	$110,630	$10,759	$44,364	$13,946	$96

	Missouri	North Carolina	Oregon	South Carolina	Tennessee	Virginia
Year Ended August 31, 2009	Fund	Fund	Fund	Fund	Fund	Fund

Distributions declared from:
Tax-exempt income	$4,309,207	$4,519,613	$6,519,401	$6,839,926	$2,397,175	$6,105,992
Ordinary income	$40,187	$2,483	$126,467	$40,364	$59,014	$27,376

During the year ended August 31, 2010, the following amounts were reclassified due to expired capital loss carryforwards and differences between book and tax accounting, primarily for accretion of market discount.

Eaton Vance Municipal Income Funds as of August 31, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

	Alabama	Arkansas	Georgia	Kentucky	Louisiana	Maryland
	Fund	Fund	Fund	Fund	Fund	Fund

Increase (decrease):
Paid-in capital	$—	$—	$—	$—	$(183,393)	$—
Accumulated net realized gain	$7,843	$18,657	$78,780	$5,421	$189,498	$51,986
Accumulated undistributed (distributions in excess of) net investment income	$(7,843)	$(18,657)	$(78,780)	$(5,421)	$(6,105)	$(51,986)

	Missouri	North Carolina	Oregon	South Carolina	Tennessee	Virginia
	Fund	Fund	Fund	Fund	Fund	Fund

Increase (decrease):
Paid-in capital	$(69,474)	$—	$—	$—	$—	$—
Accumulated net realized gain	$52,345	$55,262	$33,673	$59,268	$26,147	$58,877
Accumulated undistributed (distributions in excess of) net investment income	$17,129	$(55,262)	$(33,673)	$(59,268)	$(26,147)	$(58,877)

These reclassifications had no effect on the net assets or net asset value per share of the Funds.

As of August 31, 2010, the components of distributable earnings (accumulated losses) and unrealized appreciation (depreciation) on a tax basis were as follows:

	Alabama	Arkansas	Georgia	Kentucky	Louisiana	Maryland
	Fund	Fund	Fund	Fund	Fund	Fund

Undistributed tax-exempt income	$37,512	$19,321	$36,547	$56,546	$37,112	$95,446
Capital loss carryforward and post October losses	$(1,958,973)	$(4,621,635)	$(9,057,412)	$(4,729,872)	$(2,715,323)	$(9,083,650)
Net unrealized appreciation	$4,404,106	$1,490,130	$4,826,870	$2,871,374	$1,889,340	$3,951,808
Other temporary differences	$(96,599)	$(80,359)	$(130,697)	$(48,766)	$(53,293)	$(123,470)

	Missouri	North Carolina	Oregon	South Carolina	Tennessee	Virginia
	Fund	Fund	Fund	Fund	Fund	Fund

Undistributed tax-exempt income	$206,538	$376,836	$370,253	$413,461	$36,799	$344,646
Capital loss carryforward and post October losses	$(8,218,416)	$(5,591,571)	$(14,926,096)	$(15,949,953)	$(6,254,135)	$(17,522,316)
Net unrealized appreciation	$6,065,975	$9,803,781	$10,746,772	$12,332,168	$3,235,455	$8,051,640
Other temporary differences	$(115,116)	$(186,023)	$(169,640)	$(300,044)	$(69,916)	$(213,475)

The differences between components of distributable earnings (accumulated losses) on a tax basis and the amounts reflected in the Statements of Assets and Liabilities are primarily due to futures contracts, accretion of market discount, inverse floaters, wash sales and the timing of recognizing distributions to shareholders.

3   Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to each Fund. The fee is based upon a percentage of average daily net assets plus a percentage of gross income (i.e., income other than gains from the sale of securities) as presented in the following table and is payable monthly.

	Annual	Daily
Daily Net Assets	Asset Rate	Income Rate

Up to $20 million	0.10%	1.00%
$20 million up to $40 million	0.20	2.00
$40 million up to $500 million	0.30	3.00

On average daily net assets of $500 million or more, the rates are reduced. For the year ended August 31, 2010, investment adviser fees incurred by the Funds and the effective annual rates, as a percentage of average daily net assets, were as follows:

	Investment	Effective
Fund	Adviser Fee	Annual Rate

Alabama	$163,934	0.28%
Arkansas	224,369	0.31
Georgia	288,673	0.34
Kentucky	151,999	0.28
Louisiana	92,111	0.23
Maryland	362,766	0.36
Missouri	360,301	0.35

Eaton Vance Municipal Income Funds as of August 31, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

	Investment	Effective
Fund	Adviser Fee	Annual Rate

North Carolina	$417,771	0.38%
Oregon	619,943	0.40
South Carolina	677,465	0.40
Tennessee	166,408	0.29
Virginia	547,986	0.39

EVM serves as administrator of each Fund, but receives no compensation. EVM serves as the sub-transfer agent of each Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of these services. Eaton Vance Distributors, Inc. (EVD), an affiliate of EVM and the Funds’ principal underwriter, received a portion of the sales charge on sales of Class A shares of the Funds. EVD also received distribution and service fees from Class A, Class B and Class C shares (see Note 4) and contingent deferred sales charges (see Note 5). Sub-transfer agent fees earned by EVM and Class A sales charges that the Funds were informed were received by EVD for the year ended August 31, 2010 were as follows:

	EVM’s	EVD’s
	Sub-Transfer	Class A
Fund	Agent Fees	Sales Charges

Alabama	$1,032	$17,250
Arkansas	1,265	33,658
Georgia	1,506	13,693
Kentucky	1,236	10,332
Louisiana	469	10,914
Maryland	1,903	35,330
Missouri	1,970	20,959
North Carolina	2,289	40,196
Oregon	2,433	31,409
South Carolina	1,595	47,777
Tennessee	1,126	18,319
Virginia	2,718	19,535

Except for Trustees of the Funds who are not members of EVM’s or BMR’s organizations, officers and Trustees receive remuneration for their services to the Funds out of the investment adviser fee. Trustees of the Funds who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended August 31, 2010, no significant amounts have been deferred. Certain officers and Trustees of the Funds are officers of the above organizations.

4   Distribution Plans

Each Fund has in effect a distribution plan for Class A shares (Class A Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class A Plan provides that each Fund will pay EVD a distribution and service fee not exceeding 0.25% per annum of its average daily net assets attributable to Class A shares for distribution services and facilities provided to each Fund by EVD, as well as for personal services and/or the maintenance of shareholder accounts. The Trustees approved distribution and service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class A shares. Distribution and service fees paid or accrued to EVD for the year ended August 31, 2010 for Class A shares amounted to the following:

Class A
Distribution and
Fund	Service Fees

Alabama	$91,425
Arkansas	125,680
Georgia	124,050
Kentucky	96,563
Louisiana	73,336
Maryland	151,209
Missouri	182,827
North Carolina	162,352
Oregon	244,028
South Carolina	208,374
Tennessee	94,347
Virginia	206,585

Each Fund also has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the 1940 Act. The Class B and Class C Plans require each Fund to pay EVD amounts equal to 0.75% per annum of its average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the respective Funds. Each Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by each Fund for Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 5) and amounts theretofore paid or payable to EVD by each respective class. For the year ended August 31, 2010, the Funds paid or accrued to EVD

Eaton Vance Municipal Income Funds as of August 31, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

the following distribution fees, representing 0.75% of the average daily net assets of each Fund’s Class B and Class C shares:

	Class B	Class C
	Distribution	Distribution
Fund	Fees	Fees

Alabama	$38,554	$15,709
Arkansas	26,540	37,135
Georgia	44,411	68,532
Kentucky	27,054	18,210
Louisiana	13,977	13,595
Maryland	52,611	103,877
Missouri	41,260	42,938
North Carolina	34,318	85,035
Oregon	84,893	150,992
South Carolina	64,350	194,434
Tennessee	27,374	53,710
Virginia	63,058	101,009

At August 31, 2010, the amounts of Uncovered Distribution Charges of EVD calculated under the Class B and Class C Plans were approximately as follows:

Fund	Class B	Class C

Alabama	$1,183,000	$303,000
Arkansas	1,154,000	475,000
Georgia	1,716,000	746,000
Kentucky	1,198,000	210,000
Louisiana	733,000	95,000
Maryland	3,729,000	1,071,000
Missouri	401,000	392,000
North Carolina	1,763,000	918,000
Oregon	1,643,000	1,455,000
South Carolina	1,181,000	2,114,000
Tennessee	679,000	566,000
Virginia	946,000	849,000

The Class B and Class C Plans also authorize the Funds to make payments of service fees to EVD, financial intermediaries and other persons in amounts not exceeding 0.25% per annum of the average daily net assets attributable to that class. The Trustees approved service fee payments equal to 0.20% per annum of each Fund’s average daily net assets attributable to Class B and Class C shares. Service fees paid or accrued are for personal services and/or the maintenance of shareholder accounts. They are separate and distinct from the Class B and Class C sales commissions and distribution fees and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees paid or accrued for the year ended August 31, 2010 amounted to the following:

	Class B	Class C
Fund	Service Fees	Service Fees

Alabama	$10,282	$4,188
Arkansas	7,078	9,903
Georgia	11,844	18,274
Kentucky	7,215	4,856
Louisiana	3,728	3,625
Maryland	14,029	27,701
Missouri	11,003	11,450
North Carolina	9,151	22,676
Oregon	22,637	40,264
South Carolina	17,160	51,848
Tennessee	7,301	14,322
Virginia	16,815	26,936

5   Contingent Deferred Sales Charges

A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Class A shares may be subject to a 1% CDSC if redeemed within eighteen months of purchase (depending on the circumstances of purchase). Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. The CDSC for Class B shares is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares are subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSCs received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under each Fund’s Class B and Class C Plans. CDSCs received on Class B and Class C redemptions when no Uncovered Distribution Charges exist are credited to each Fund. For the year ended August 31, 2010, the Funds were informed that EVD received approximately the following amounts of CDSCs paid by Class A, Class B and Class C shareholders:

Fund	Class A	Class B	Class C

Alabama	$—	$11,000	$—
Arkansas	100	4,000	1,000
Georgia	1,000	4,000	1,000
Kentucky	—	3,000	400

Eaton Vance Municipal Income Funds as of August 31, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

Fund	Class A	Class B	Class C

Louisiana	$—	$2,000	$400
Maryland	—	5,000	2,000
Missouri	—	7,000	1,000
North Carolina	—	2,000	100
Oregon	—	5,000	2,000
South Carolina	5,000	16,000	4,000
Tennessee	14,000	400	1,000
Virginia	1,000	12,000	60

6   Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, for the year ended August 31, 2010 were as follows:

Fund	Purchases	Sales

Alabama	$10,148,227	$9,122,445
Arkansas	9,799,489	5,741,574
Georgia	10,901,575	18,645,773
Kentucky	3,915,595	7,570,566
Louisiana	4,631,843	10,022,031
Maryland	6,908,220	7,315,843
Missouri	8,870,379	12,110,764
North Carolina	29,212,484	11,533,458
Oregon	35,701,213	36,725,320
South Carolina	68,107,485	44,856,677
Tennessee	7,023,286	7,428,550
Virginia	6,825,898	15,792,149

7   Shares of Beneficial Interest

Each Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Funds) and classes. Transactions in Fund shares were as follows:

Alabama Fund

	Year Ended August 31,
Class A	2010	2009

Sales	518,761	536,099
Issued to shareholders electing to receive payments of distributions in Fund shares	109,068	118,542
Redemptions	(523,627)	(1,430,771)
Exchange from Class B shares	203,950	149,990

Net increase (decrease)	308,152	(626,140)

Alabama Fund (continued)

	Year Ended August 31,
Class B	2010	2009

Sales	26,012	37,389
Issued to shareholders electing to receive payments of distributions in Fund shares	9,079	16,687
Redemptions	(112,052)	(135,353)
Exchange to Class A shares	(185,320)	(136,249)

Net decrease	(262,281)	(217,526)

	Year Ended August 31,
Class C	2010	2009

Sales	134,425	85,757
Issued to shareholders electing to receive payments of distributions in Fund shares	2,639	1,757
Redemptions	(21,112)	(28,147)

Net increase	115,952	59,367

	Year Ended August 31,
Class I	2010	2009

Sales	292,376	167,782
Issued to shareholders electing to receive payments of distributions in Fund shares	480	269
Redemptions	(229,492)	(232,195)

Net increase (decrease)	63,364	(64,144)

Arkansas Fund

	Year Ended August 31,
Class A	2010	2009

Sales	891,989	1,047,945
Issued to shareholders electing to receive payments of distributions in Fund shares	190,051	196,653
Redemptions	(921,431)	(789,369)
Exchange from Class B shares	54,745	54,938

Net increase	215,354	510,167

	Year Ended August 31,
Class B	2010	2009

Sales	44,414	32,025
Issued to shareholders electing to receive payments of distributions in Fund shares	8,880	10,247
Redemptions	(51,596)	(43,450)
Exchange to Class A shares	(50,951)	(51,116)

Net decrease	(49,253)	(52,294)

Eaton Vance Municipal Income Funds as of August 31, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

Arkansas Fund (continued)

	Year Ended August 31,
Class C	2010	2009

Sales	355,217	118,079
Issued to shareholders electing to receive payments of distributions in Fund shares	7,233	3,552
Redemptions	(104,382)	(69,967)

Net increase	258,068	51,664

	Period Ended
Class I	August 31, 2010(1)

Sales	110

Net increase	110

Georgia Fund

	Year Ended August 31,
Class A	2010	2009

Sales	569,119	889,704
Issued to shareholders electing to receive payments of distributions in Fund shares	194,558	197,490
Redemptions	(1,722,172)	(1,652,319)
Exchange from Class B shares	125,645	135,208

Net decrease	(832,850)	(429,917)

	Year Ended August 31,
Class B	2010	2009

Sales	27,011	42,374
Issued to shareholders electing to receive payments of distributions in Fund shares	13,581	17,258
Redemptions	(80,592)	(120,425)
Exchange to Class A shares	(117,527)	(126,425)

Net decrease	(157,527)	(187,218)

	Year Ended August 31,
Class C	2010	2009

Sales	307,404	290,089
Issued to shareholders electing to receive payments of distributions in Fund shares	22,732	21,451
Redemptions	(211,214)	(234,640)

Net increase	118,922	76,900

Georgia Fund (continued)

	Year Ended August 31,
Class I	2010	2009

Sales	543,953	463,954
Issued to shareholders electing to receive payments of distributions in Fund shares	524	33
Redemptions	(327,499)	(218,151)

Net increase	216,978	245,836

Kentucky Fund

	Year Ended August 31,
Class A	2010	2009

Sales	471,108	458,537
Issued to shareholders electing to receive payments of distributions in Fund shares	173,093	187,410
Redemptions	(826,007)	(1,029,077)
Exchange from Class B shares	138,143	141,013

Net decrease	(43,663)	(242,117)

	Year Ended August 31,
Class B	2010	2009

Sales	7,686	13,631
Issued to shareholders electing to receive payments of distributions in Fund shares	8,563	15,015
Redemptions	(77,684)	(107,841)
Exchange to Class A shares	(127,804)	(130,506)

Net decrease	(189,239)	(209,701)

	Year Ended August 31,
Class C	2010	2009

Sales	29,943	79,803
Issued to shareholders electing to receive payments of distributions in Fund shares	5,803	6,452
Redemptions	(78,244)	(45,584)

Net increase (decrease)	(42,498)	40,671

	Period Ended
Class I	August 31, 2010(1)

Sales	114

Net increase	114

Eaton Vance Municipal Income Funds as of August 31, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

Louisiana Fund

	Year Ended August 31,
Class A	2010	2009

Sales	338,676	458,204
Issued to shareholders electing to receive payments of distributions in Fund shares	112,816	119,676
Redemptions	(947,238)	(1,066,456)
Exchange from Class B shares	125,084	116,328

Net decrease	(370,662)	(372,248)

	Year Ended August 31,
Class B	2010	2009

Sales	12,174	5,900
Issued to shareholders electing to receive payments of distributions in Fund shares	3,784	5,752
Redemptions	(34,629)	(42,434)
Exchange to Class A shares	(118,239)	(109,980)

Net decrease	(136,910)	(140,762)

	Year Ended August 31,
Class C	2010	2009

Sales	37,463	154,394
Issued to shareholders electing to receive payments of distributions in Fund shares	2,313	1,370
Redemptions	(29,817)	(3,712)

Net increase	9,959	152,052

Maryland Fund

	Year Ended August 31,
Class A	2010	2009

Sales	1,005,169	1,239,297
Issued to shareholders electing to receive payments of distributions in Fund shares	245,272	292,491
Redemptions	(1,892,849)	(2,115,912)
Exchange from Class B shares	155,152	108,611

Net decrease	(487,256)	(475,513)

	Year Ended August 31,
Class B	2010	2009

Sales	45,996	89,230
Issued to shareholders electing to receive payments of distributions in Fund shares	16,968	25,186
Redemptions	(145,042)	(241,242)
Exchange to Class A shares	(142,184)	(99,495)

Net decrease	(224,262)	(226,321)

Maryland Fund (continued)

	Year Ended August 31,
Class C	2010	2009

Sales	390,773	493,641
Issued to shareholders electing to receive payments of distributions in Fund shares	28,668	28,748
Redemptions	(206,604)	(221,553)

Net increase	212,837	300,836

	Year Ended August 31,
Class I	2010	2009

Sales	614,103	45,149
Issued to shareholders electing to receive payments of distributions in Fund shares	2,028	—
Redemptions	(60,706)	(3,041)

Net increase	555,425	42,108

Missouri Fund

	Year Ended August 31,
Class A	2010	2009

Sales	1,235,249	1,245,404
Issued to shareholders electing to receive payments of distributions in Fund shares	265,103	301,436
Redemptions	(1,640,173)	(1,812,744)
Exchange from Class B shares	206,435	89,216

Net increase (decrease)	66,614	(176,688)

	Year Ended August 31,
Class B	2010	2009

Sales	25,487	53,957
Issued to shareholders electing to receive payments of distributions in Fund shares	9,983	13,339
Redemptions	(78,310)	(49,759)
Exchange to Class A shares	(186,658)	(80,711)

Net decrease	(229,498)	(63,174)

	Year Ended August 31,
Class C	2010	2009

Sales	109,252	127,073
Issued to shareholders electing to receive payments of distributions in Fund shares	10,179	14,122
Redemptions	(119,084)	(125,037)

Net increase	347	16,158

Eaton Vance Municipal Income Funds as of August 31, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

Missouri Fund (continued)

	Period Ended
Class I	August 31, 2010(1)

Sales	107

Net increase	107

North Carolina Fund

	Year Ended August 31,
Class A	2010	2009

Sales	1,740,258	1,224,791
Issued to shareholders electing to receive payments of distributions in Fund shares	274,304	278,440
Redemptions	(1,805,469)	(2,569,259)
Exchange from Class B shares	116,294	145,051

Net increase (decrease)	325,387	(920,977)

	Year Ended August 31,
Class B	2010	2009

Sales	67,692	39,265
Issued to shareholders electing to receive payments of distributions in Fund shares	9,679	12,632
Redemptions	(99,115)	(76,755)
Exchange to Class A shares	(108,075)	(134,713)

Net decrease	(129,819)	(159,571)

	Year Ended August 31,
Class C	2010	2009

Sales	666,682	336,368
Issued to shareholders electing to receive payments of distributions in Fund shares	26,710	20,534
Redemptions	(127,352)	(287,643)

Net increase	566,040	69,259

	Year Ended August 31,
Class I	2010	2009

Sales	1,097,023	1,276,820
Issued to shareholders electing to receive payments of distributions in Fund shares	4,182	1,062
Redemptions	(213,845)	(445,234)

Net increase	887,360	832,648

Oregon Fund

	Year Ended August 31,
Class A	2010	2009

Sales	1,676,620	2,238,279
Issued to shareholders electing to receive payments of distributions in Fund shares	442,827	493,722
Redemptions	(2,501,188)	(3,192,524)
Exchange from Class B shares	205,284	186,379

Net decrease	(176,457)	(274,144)

	Year Ended August 31,
Class B	2010	2009

Sales	75,512	181,030
Issued to shareholders electing to receive payments of distributions in Fund shares	29,976	39,765
Redemptions	(146,332)	(261,771)
Exchange to Class A shares	(187,628)	(170,232)

Net decrease	(228,472)	(211,208)

	Year Ended August 31,
Class C	2010	2009

Sales	385,481	698,241
Issued to shareholders electing to receive payments of distributions in Fund shares	63,499	60,200
Redemptions	(441,780)	(446,224)

Net increase	7,200	312,217

	Period Ended
Class I	August 31, 2010(1)

Sales	113

Net increase	113

South Carolina Fund

	Year Ended August 31,
Class A	2010	2009

Sales	1,376,695	2,537,743
Issued to shareholders electing to receive payments of distributions in Fund shares	345,867	382,509
Redemptions	(2,088,650)	(3,503,845)
Exchange from Class B shares	166,059	112,329

Net decrease	(200,029)	(471,264)

Eaton Vance Municipal Income Funds as of August 31, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

South Carolina Fund (continued)

	Year Ended August 31,
Class B	2010	2009

Sales	47,819	67,992
Issued to shareholders electing to receive payments of distributions in Fund shares	22,323	30,211
Redemptions	(199,920)	(161,441)
Exchange to Class A shares	(156,570)	(105,938)

Net decrease	(286,348)	(169,176)

	Year Ended August 31,
Class C	2010	2009

Sales	715,952	899,650
Issued to shareholders electing to receive payments of distributions in Fund shares	63,584	56,261
Redemptions	(407,837)	(671,151)

Net increase	371,699	284,760

	Year Ended August 31,
Class I	2010	2009

Sales	2,143,468	1,768,242
Issued to shareholders electing to receive payments of distributions in Fund shares	968	482
Redemptions	(676,180)	(1,601,080)

Net increase	1,468,256	167,644

Tennessee Fund

	Year Ended August 31,
Class A	2010	2009

Sales	620,443	873,304
Issued to shareholders electing to receive payments of distributions in Fund shares	139,071	159,260
Redemptions	(960,618)	(1,119,926)
Exchange from Class B shares	89,486	76,950

Net decrease	(111,618)	(10,412)

	Year Ended August 31,
Class B	2010	2009

Sales	10,855	43,387
Issued to shareholders electing to receive payments of distributions in Fund shares	7,896	13,205
Redemptions	(57,705)	(84,570)
Exchange to Class A shares	(82,090)	(70,599)

Net decrease	(121,044)	(98,577)

Tennessee Fund (continued)

	Year Ended August 31,
Class C	2010	2009

Sales	373,462	326,858
Issued to shareholders electing to receive payments of distributions in Fund shares	16,157	12,873
Redemptions	(101,912)	(115,222)

Net increase	287,707	224,509

	Period Ended
Class I	August 31, 2010(1)

Sales	112

Net increase	112

Virginia Fund

	Year Ended August 31,
Class A	2010	2009

Sales	1,138,232	1,846,806
Issued to shareholders electing to receive payments of distributions in Fund shares	361,135	374,827
Redemptions	(2,753,948)	(2,172,135)
Exchange from Class B shares	284,306	220,724

Net increase (decrease)	(970,275)	270,222

	Year Ended August 31,
Class B	2010	2009

Sales	47,905	128,299
Issued to shareholders electing to receive payments of distributions in Fund shares	22,060	36,903
Redemptions	(188,672)	(401,998)
Exchange to Class A shares	(256,701)	(199,317)

Net decrease	(375,408)	(436,113)

	Year Ended August 31,
Class C	2010	2009

Sales	278,778	505,153
Issued to shareholders electing to receive payments of distributions in Fund shares	36,036	34,765
Redemptions	(208,877)	(194,792)

Net increase	105,937	345,126

Eaton Vance Municipal Income Funds as of August 31, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

Virginia Fund (continued)

	Year Ended August 31,
Class I	2010	2009

Sales	1,303,095	1,551,265
Issued to shareholders electing to receive payments of distributions in Fund shares	1,615	—
Redemptions	(308,484)	(517,374)

Net increase	996,226	1,033,891

(1)	Class I of the Arkansas Fund, Kentucky Fund, Missouri Fund, Oregon Fund and Tennessee Fund commenced operations on August 3, 2010.

8   Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of each Fund at August 31, 2010, as determined on a federal income tax basis, were as follows:

Alabama Fund

Aggregate cost	$55,094,486

Gross unrealized appreciation	$4,734,115
Gross unrealized depreciation	(295,173)

Net unrealized appreciation	$4,438,942

Arkansas Fund

Aggregate cost	$69,297,334

Gross unrealized appreciation	$3,809,767
Gross unrealized depreciation	(1,233,164)

Net unrealized appreciation	$2,576,603

Georgia Fund

Aggregate cost	$75,819,659

Gross unrealized appreciation	$6,733,395
Gross unrealized depreciation	(1,464,711)

Net unrealized appreciation	$5,268,684

Kentucky Fund

Aggregate cost	$49,954,372

Gross unrealized appreciation	$3,908,800
Gross unrealized depreciation	(630,041)

Net unrealized appreciation	$3,278,759

Louisiana Fund

Aggregate cost	$36,385,914

Gross unrealized appreciation	$2,803,980
Gross unrealized depreciation	(841,098)

Net unrealized appreciation	$1,962,882

Maryland Fund

Aggregate cost	$96,338,613

Gross unrealized appreciation	$6,819,240
Gross unrealized depreciation	(2,540,397)

Net unrealized appreciation	$4,278,843

Missouri Fund

Aggregate cost	$96,724,002

Gross unrealized appreciation	$8,131,134
Gross unrealized depreciation	(1,634,115)

Net unrealized appreciation	$6,497,019

North Carolina Fund

Aggregate cost	$111,430,360

Gross unrealized appreciation	$10,911,263
Gross unrealized depreciation	(913,951)

Net unrealized appreciation	$9,997,312

Oregon Fund

Aggregate cost	$149,838,947

Gross unrealized appreciation	$15,729,959
Gross unrealized depreciation	(4,692,891)

Net unrealized appreciation	$11,037,068

South Carolina Fund

Aggregate cost	$169,631,794

Gross unrealized appreciation	$13,653,730
Gross unrealized depreciation	(1,321,562)

Net unrealized appreciation	$12,332,168

Eaton Vance Municipal Income Funds as of August 31, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

Tennessee Fund

Aggregate cost	$55,162,374

Gross unrealized appreciation	$5,017,887
Gross unrealized depreciation	(1,461,639)

Net unrealized appreciation	$3,556,248

Virginia Fund

Aggregate cost	$127,909,715

Gross unrealized appreciation	$12,900,671
Gross unrealized depreciation	(4,301,614)

Net unrealized appreciation	$8,599,057

9   Line of Credit

The Funds participate with other portfolios and funds managed by EVM and its affiliates in a $450 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Funds solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Funds, a Fund may be unable to borrow some or all of its requested amounts at any particular time. At August 31, 2010, the Kentucky Fund and Oregon Fund had a balance outstanding pursuant to this line of credit of $400,000 and $2,900,000, respectively, at an interest rate of 1.44%. Based on the short-term nature of the borrowings under the line of credit and variable interest rate, the carrying value of the borrowings approximated its fair value at August 31, 2010. The Funds’ average borrowings or allocated fees during the year ended August 31, 2010 were not significant.

10   Financial Instruments

The Funds may trade in financial instruments with off-balance sheet risk in the normal course of their investing activities. These financial instruments may include financial futures contracts and interest rate swaps and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment a Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at August 31, 2010 is as follows:

Futures Contracts

						Net
	Expiration			Aggregate		Unrealized
Fund	Date	Contracts	Position	Cost	Value	Depreciation

Alabama	12/10	5 U.S. 30-Year Treasury Bond	Short	$(671,897)	$(675,156)	$(3,259)

Georgia	12/10	85 U.S. 30-Year Treasury Bond	Short	$(11,379,742)	$(11,477,657)	$(97,915)

Maryland	12/10	56 U.S. 30-Year Treasury Bond	Short	$(7,525,252)	$(7,561,750)	$(36,498)

Missouri	12/10	24 U.S. 30-Year Treasury Bond	Short	$(3,225,108)	$(3,240,750)	$(15,642)

Tennessee	12/10	60 U.S. 30-Year Treasury Bond	Short	$(8,032,759)	$(8,101,875)	$(69,116)

Virginia	12/10	360 U.S. 30-Year Treasury Bond	Short	$(48,196,553)	$(48,611,250)	$(414,697)

Interest Rate Swaps
Alabama Fund

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

Merrill Lynch Capital Services, Inc.	$900,000	3.374%	3-month USD-LIBOR-BBA	November 24, 2010/ November 24, 2040	$(34,836)

Arkansas Fund

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

Citibank, N.A.	$2,000,000	4.176%	3-month USD-LIBOR-BBA	September 7, 2010/ September 7, 2040	$(409,608)

JPMorgan Chase Co.	912,500	4.046	3-month USD-LIBOR-BBA	September 17, 2010/ September 17, 2040	(162,405)

JPMorgan Chase Co.	2,000,000	4.172	3-month USD-LIBOR-BBA	September 7, 2010/ September 7, 2040	(408,018)

Merrill Lynch Capital Services, Inc.	2,750,000	3.374	3-month USD-LIBOR-BBA	November 24, 2010/ November 24, 2040	(106,442)

					$(1,086,473)

Eaton Vance Municipal Income Funds as of August 31, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

Georgia Fund

		Annual	Floating	Effective Date/	Net
	Notional	Fixed Rate	Rate	Termination	Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

JPMorgan Chase Co.	$1,612,500	4.046%	3-month USD-LIBOR-BBA	September 17, 2010/ September 17, 2040	$(286,989)

Merrill Lynch Capital Services, Inc.	4,000,000	3.374	3-month USD-LIBOR-BBA	November 24, 2010/ November 24, 2040	(154,825)

					$(441,814)

Kentucky Fund

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

Barclays Bank PLC	$2,000,000	3.889%	3-month USD-LIBOR-BBA	October 20, 2010/ October 20, 2040	$(291,267)

Merrill Lynch Capital Services, Inc.	3,000,000	3.374	3-month USD-LIBOR-BBA	November 24, 2010/ November 24, 2040	(116,118)

					$(407,385)

Louisiana Fund

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

Merrill Lynch Capital Services, Inc.	$1,900,000	3.374%	3-month USD-LIBOR-BBA	November 24, 2010/ November 24, 2040	$(73,542)

Maryland Fund

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

JPMorgan Chase Co.	$1,837,500	4.046%	3-month USD-LIBOR-BBA	September 17, 2010/ September 17, 2040	$(327,035)

Missouri Fund

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

JPMorgan Chase Co.	$2,025,000	4.046%	3-month USD-LIBOR-BBA	September 17, 2010/ September 17, 2040	$(360,405)

Merrill Lynch Capital Services, Inc.	1,825,000	3.374	3-month USD-LIBOR-BBA	November 24, 2010/ November 24, 2040	(70,639)

					$(431,044)

North Carolina Fund

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

Merrill Lynch Capital Services, Inc.	$5,000,000	3.374%	3-month USD-LIBOR-BBA	November 24, 2010/ November 24, 2040	$(193,531)

Oregon Fund

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

Merrill Lynch Capital Services, Inc.	$7,500,000	3.374%	3-month USD-LIBOR-BBA	November 24, 2010/ November 24, 2040	$(290,296)

Tennessee Fund

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

JPMorgan Chase Co.	$1,150,000	4.046%	3-month USD-LIBOR-BBA	September 17, 2010/ September 17, 2040	$(204,675)

Merrill Lynch Capital Services, Inc.	3,000,000	3.374	3-month USD-LIBOR-BBA	November 24, 2010/ November 24, 2040	(116,118)

					$(320,793)

Virginia Fund

		Annual	Floating	Effective Date/
	Notional	Fixed Rate	Rate	Termination	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Date	Depreciation

JPMorgan Chase Co.	$2,537,500	4.046%	3-month USD-LIBOR-BBA	September 17, 2010/ September 17, 2040	$(451,619)

Merrill Lynch Capital Services, Inc.	2,475,000	3.374	3-month USD-LIBOR-BBA	November 24, 2010/ November 24, 2040	(95,798)

					$(547,417)

The effective date represents the date on which a Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At August 31, 2010, the Funds had sufficient cash and/or securities to cover commitments under these contracts.

Each Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Funds hold fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, each Fund enters into interest rate swap contracts. The Funds also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

The Funds enter into interest rate swap contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in a Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those swaps in a liability position. At August 31, 2010, the fair value of interest rate swaps with credit-related contingent features in a net liability position was equal to the fair value of the liability derivative related to interest rate swaps included in the table below for each respective Fund. The value of

Eaton Vance Municipal Income Funds as of August 31, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

securities pledged as collateral, if any, for open interest rate swap contracts at August 31, 2010 is disclosed in a note to each Fund’s Portfolio of Investments.

The non-exchange traded derivatives in which a Fund invests, including swap contracts, are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. At August 31, 2010, the maximum amount of loss the Funds would incur due to counterparty risk was equal to the fair value of the asset derivative related to interest rate swaps included in the table below for each respective Fund. Counterparties may be required to pledge collateral in the form of cash, U.S. Government securities or highly-rated bonds for the benefit of a Fund if the net amount due from the counterparty with respect to a derivative contract exceeds a certain threshold. The amount of collateral posted by the counterparties with respect to such contracts would also reduce the amount of any loss incurred.

The fair values of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) and whose primary underlying risk exposure is interest rate risk at August 31, 2010 were as follows:

	Fair Value

	Asset Derivative	Liability Derivative

Alabama Fund
Futures Contracts	$—	$(3,259	)(1)
Interest Rate Swaps	—	(34,836	)(2)

Total	$—	$(38,095)

Arkansas Fund
Interest Rate Swaps	$—	$(1,086,473	)(2)

Total	$—	$(1,086,473)

Georgia Fund
Futures Contracts	$—	$(97,915	)(1)
Interest Rate Swaps	—	(441,814	)(2)

Total	$—	$(539,729)

Kentucky Fund
Interest Rate Swaps	$—	$(407,385	)(2)

Total	$—	$(407,385)

Louisiana Fund
Interest Rate Swaps	$—	$(73,542	)(2)

Total	$—	$(73,542)

Maryland Fund
Futures Contracts	$—	$(36,498	)(1)
Interest Rate Swaps	—	(327,035	)(2)

Total	$—	$(363,533)

Missouri Fund
Futures Contracts	$—	$(15,642	)(1)
Interest Rate Swaps	—	(431,044	)(2)

Total	$—	$(446,686)

North Carolina Fund
Interest Rate Swaps	$—	$(193,531	)(2)

Total	$—	$(193,531)

Oregon Fund
Interest Rate Swaps	$—	$(290,296	)(2)

Total	$—	$(290,296)

Tennessee Fund
Futures Contracts	$—	$(69,116	)(1)
Interest Rate Swaps	—	(320,793	)(2)

Total	$—	$(389,909)

Virginia Fund
Futures Contracts	$—	$(414,697	)(1)
Interest Rate Swaps	—	(547,417	)(2)

Total	$—	$(962,114)

(1)	Amount represents cumulative unrealized depreciation on futures contracts in the Futures Contracts table above. Only the current day’s variation margin on open futures contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

(2)	Statement of Assets and Liabilities location: Payable for open swap contracts; Net unrealized appreciation.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations and whose primary underlying risk exposure is interest rate risk for the year ended August 31, 2010 was as follows:

		Change in
		Unrealized
	Realized Gain	Appreciation
	(Loss) on	(Depreciation)
	Derivatives	on Derivatives
	Recognized in	Recognized in
Fund	Income(1)	Income(2)

Alabama	$(605,882)	$33,951
Arkansas	(609,571)	(1,205,866)
Georgia	(2,878,488)	(69,275)
Kentucky	(1,013,993)	(169,246)
Louisiana	(597,774)	31,928

Eaton Vance Municipal Income Funds as of August 31, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

		Change in
		Unrealized
	Realized Gain	Appreciation
	(Loss) on	(Depreciation)
	Derivatives	on Derivatives
	Recognized in	Recognized in
Fund	Income(1)	Income(2)

Maryland	$(1,533,740)	$(120,427)
Missouri	(1,645,905)	(70,939)
North Carolina	(1,927,751)	(28,016)
Oregon	(2,605,625)	(83,756)
South Carolina	(2,376,746)	124,490
Tennessee	(2,083,097)	(41,906)
Virginia	(7,674,922)	(388,568)

(1)	Statement of Operations location: Net realized gain (loss) – Financial futures contracts and Swap contracts.

(2)	Statement of Operations location: Change in unrealized appreciation (depreciation) – Financial futures contracts and Swap contracts.

The average notional amounts of futures contracts and interest rate swaps outstanding during the year ended August 31, 2010, which are indicative of the volume of these derivative types, were approximately as follows:

	Average Notional Amount

Fund	Futures Contracts	Interest Rate Swaps

Alabama	$2,985,000	$900,000
Arkansas	—	7,663,000
Georgia	8,500,000	5,613,000
Kentucky	—	5,000,000
Louisiana	1,700,000	597,000
Maryland	9,062,000	1,838,000
Missouri	6,477,000	3,850,000
North Carolina	2,538,000	497,000
Oregon	3,462,000	717,000
South Carolina	2,615,000	85,000
Tennessee	6,000,000	4,150,000
Virginia	36,000,000	5,013,000

11   Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At August 31, 2010, the inputs used in valuing the Funds’ investments, which are carried at value, were as follows:

Alabama Fund

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$61,243,428	$—	$61,243,428

Total Investments	$—	$61,243,428	$—	$61,243,428

Liability Description

Futures Contracts	$(3,259)	$—	$—	$(3,259)
Interest Rate Swaps	—	(34,836)	—	(34,836)

Total	$(3,259)	$(34,836)	$—	$(38,095)

Arkansas Fund

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$72,668,937	$—	$72,668,937

Total Investments	$—	$72,668,937	$—	$72,668,937

Liability Description

Interest Rate Swaps	$—	$(1,086,473)	$—	$(1,086,473)

Total	$—	$(1,086,473)	$—	$(1,086,473)

Eaton Vance Municipal Income Funds as of August 31, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

Georgia Fund

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$89,758,343	$—	$89,758,343

Total Investments	$—	$89,758,343	$—	$89,758,343

Liability Description

Futures Contracts	$(97,915)	$—	$—	$(97,915)
Interest Rate Swaps	—	(441,814)	—	(441,814)

Total	$(97,915)	$(441,814)	$—	$(539,729)

Kentucky Fund

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$53,233,131	$—	$53,233,131

Total Investments	$—	$53,233,131	$—	$53,233,131

Liability Description

Interest Rate Swaps	$—	$(407,385)	$—	$(407,385)

Total	$—	$(407,385)	$—	$(407,385)

Louisiana Fund

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$39,273,796	$—	$39,273,796

Total Investments	$—	$39,273,796	$—	$39,273,796

Liability Description

Interest Rate Swaps	$—	$(73,542)	$—	$(73,542)

Total	$—	$(73,542)	$—	$(73,542)

Maryland Fund

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$104,427,456	$—	$104,427,456

Total Investments	$—	$104,427,456	$—	$104,427,456

Liability Description

Futures Contracts	$(36,498)	$—	$—	$(36,498)
Interest Rate Swaps	—	(327,035)	—	(327,035)

Total	$(36,498)	$(327,035)	$—	$(363,533)

Missouri Fund

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$106,331,021	$—	$106,331,021

Total Investments	$—	$106,331,021	$—	$106,331,021

Liability Description

Futures Contracts	$(15,642)	$—	$—	$(15,642)
Interest Rate Swaps	—	(431,044)	—	(431,044)

Total	$(15,642)	$(431,044)	$—	$(446,686)

North Carolina Fund

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$133,762,672	$—	$133,762,672

Total Investments	$—	$133,762,672	$—	$133,762,672

Liability Description

Interest Rate Swaps	$—	$(193,531)	$—	$(193,531)

Total	$—	$(193,531)	$—	$(193,531)

Eaton Vance Municipal Income Funds as of August 31, 2010

NOTES TO FINANCIAL STATEMENTS CONT’D

Oregon Fund

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$171,691,015	$—	$171,691,015

Total Investments	$—	$171,691,015	$—	$171,691,015

Liability Description

Interest Rate Swaps	$—	$(290,296)	$—	$(290,296)

Total	$—	$(290,296)	$—	$(290,296)

South Carolina Fund

Quoted
Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$200,703,962	$—	$200,703,962

Total Investments	$—	$200,703,962	$—	$200,703,962

Tennessee Fund

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$59,163,622	$—	$59,163,622

Total Investments	$—	$59,163,622	$—	$59,163,622

Liability Description

Futures Contracts	$(69,116)	$—	$—	$(69,116)
Interest Rate Swaps	—	(320,793)	—	(320,793)

Total	$(69,116)	$(320,793)	$—	$(389,909)

Virginia Fund

	Quoted
	Prices in
	Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Assets	Inputs	Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total

Tax-Exempt Investments	$—	$141,958,772	$—	$141,958,772

Total Investments	$—	$141,958,772	$—	$141,958,772

Futures Contracts	$(414,697)	$—	$—	$(414,697)
Interest Rate Swaps	—	(547,417)	—	(547,417)

Total	$(414,697)	$(547,417)	$—	$(962,114)

The Funds held no investments or other financial instruments as of August 31, 2009 whose fair value was determined using Level 3 inputs.

12   Name Change

Effective December 1, 2009, the names of Eaton Vance Alabama Municipal Income Fund, Eaton Vance Arkansas Municipal Income Fund, Eaton Vance Georgia Municipal Income Fund, Eaton Vance Kentucky Municipal Income Fund, Eaton Vance Louisiana Municipal Income Fund, Eaton Vance Maryland Municipal Income Fund, Eaton Vance Missouri Municipal Income Fund, Eaton Vance North Carolina Municipal Income Fund, Eaton Vance Oregon Municipal Income Fund, Eaton Vance South Carolina Municipal Income Fund, Eaton Vance Tennessee Municipal Income Fund and Eaton Vance Virginia Municipal Income Fund were changed from Eaton Vance Alabama Municipals Fund, Eaton Vance Arkansas Municipals Fund, Eaton Vance Georgia Municipals Fund, Eaton Vance Kentucky Municipals Fund, Eaton Vance Louisiana Municipals Fund, Eaton Vance Maryland Municipals Fund, Eaton Vance Missouri Municipals Fund, Eaton Vance North Carolina Municipals Fund, Eaton Vance Oregon Municipals Fund, Eaton Vance South Carolina Municipals Fund, Eaton Vance Tennessee Municipals Fund and Eaton Vance Virginia Municipals Fund, respectively.

13   Plan of Reorganization

On June 7, 2010, the Board of Trustees of the Louisiana Fund approved a proposal to reorganize the Louisiana Fund into Eaton Vance National Municipal Income Fund, a series of Eaton Vance Municipals Trust with substantially the same investment objective as the Louisiana Fund. The proposed reorganization was approved by the shareholders of the Louisiana Fund on October 15, 2010. After the close of business on June 18, 2010, the Louisiana Fund was closed to new investors.

Eaton Vance Municipal Income Funds as of August 31, 2010

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees of Eaton Vance Municipals Trust and Shareholders of Eaton Vance Alabama Municipal Income Fund (formerly Eaton Vance Alabama Municipals Fund), Eaton Vance Arkansas Municipal Income Fund (formerly Eaton Vance Arkansas Municipals Fund), Eaton Vance Georgia Municipal Income Fund (formerly Eaton Vance Georgia Municipals Fund), Eaton Vance Kentucky Municipal Income Fund (formerly Eaton Vance Kentucky Municipals Fund), Eaton Vance Louisiana Municipal Income Fund (formerly Eaton Vance Louisiana Municipals Fund), Eaton Vance Maryland Municipal Income Fund (formerly Eaton Vance Maryland Municipals Fund), Eaton Vance Missouri Municipal Income Fund (formerly Eaton Vance Missouri Municipals Fund), Eaton Vance North Carolina Municipal Income Fund (formerly Eaton Vance North Carolina Municipals Fund), Eaton Vance Oregon Municipal Income Fund (formerly Eaton Vance Oregon Municipals Fund), Eaton Vance South Carolina Municipal Income Fund (formerly Eaton Vance South Carolina Municipals Fund), Eaton Vance Tennessee Municipal Income Fund (formerly Eaton Vance Tennessee Municipals Fund) and Eaton Vance Virginia Municipal Income Fund (formerly Eaton Vance Virginia Municipals Fund):
We have audited the accompanying statements of assets and liabilities of Eaton Vance Alabama Municipal Income Fund (formerly Eaton Vance Alabama Municipals Fund), Eaton Vance Arkansas Municipal Income Fund (formerly Eaton Vance Arkansas Municipals Fund), Eaton Vance Georgia Municipal Income Fund (formerly Eaton Vance Georgia Municipals Fund), Eaton Vance Kentucky Municipal Income Fund (formerly Eaton Vance Kentucky Municipals Fund), Eaton Vance Louisiana Municipal Income Fund (formerly Eaton Vance Louisiana Municipals Fund), Eaton Vance Maryland Municipal Income Fund (formerly Eaton Vance Maryland Municipals Fund), Eaton Vance Missouri Municipal Income Fund (formerly Eaton Vance Missouri Municipals Fund), Eaton Vance North Carolina Municipal Income Fund (formerly Eaton Vance North Carolina Municipals Fund), Eaton Vance Oregon Municipal Income Fund (formerly Eaton Vance Oregon Municipals Fund), Eaton Vance South Carolina Municipal Income Fund (formerly Eaton Vance South Carolina Municipals Fund), Eaton Vance Tennessee Municipal Income Fund (formerly Eaton Vance Tennessee Municipals Fund) and Eaton Vance Virginia Municipal Income Fund (formerly Eaton Vance Virginia Municipals Fund) (collectively, the “Funds”) (certain of the funds constituting Eaton Vance Municipals Trust), including the portfolios of investments, as of August 31, 2010, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of August 31, 2010, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Eaton Vance Alabama Municipal Income Fund, Eaton Vance Arkansas Municipal Income Fund, Eaton Vance Georgia Municipal Income Fund, Eaton Vance Kentucky Municipal Income Fund, Eaton Vance Louisiana Municipal Income Fund, Eaton Vance Maryland Municipal Income Fund, Eaton Vance Missouri Municipal Income Fund, Eaton Vance North Carolina Municipal Income Fund, Eaton Vance Oregon Municipal Income Fund, Eaton Vance South Carolina Municipal Income Fund, Eaton Vance Tennessee Municipal Income Fund and Eaton Vance Virginia Municipal Income Fund as of August 31, 2010, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
October 18, 2010

Eaton Vance Municipal Income Funds as of August 31, 2010

FEDERAL TAX INFORMATION (Unaudited)

The Form 1099-DIV you receive in January 2011 will show the tax status of all distributions paid to your account in calendar year 2010. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in a Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified within 60 days of a Fund’s fiscal year end regarding exempt-interest dividends.

Exempt-Interest Dividends. The Funds designate the following percentages of dividends from net investment income as exempt-interest dividends:

Alabama Municipal Income Fund	99.94%
Arkansas Municipal Income Fund	100.00%
Georgia Municipal Income Fund	99.81%
Kentucky Municipal Income Fund	100.00%
Louisiana Municipal Income Fund	99.79%
Maryland Municipal Income Fund	100.00%
Missouri Municipal Income Fund	99.11%
North Carolina Municipal Income Fund	99.97%
Oregon Municipal Income Fund	98.67%
South Carolina Municipal Income Fund	99.80%
Tennessee Municipal Income Fund	99.95%
Virginia Municipal Income Fund	99.48%

Eaton Vance Municipal Income Funds

BOARD OF TRUSTEES’ CONTRACT APPROVAL

Overview of the Contract Review Process

The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that each investment advisory agreement between a fund and its investment adviser will continue in effect from year to year only if its continuance is approved at least annually by the fund’s board of trustees, including by a vote of a majority of the trustees who are not “interested persons” of the fund (“Independent Trustees”), cast in person at a meeting called for the purpose of considering such approval.

At a meeting of the Boards of Trustees (each a “Board”) of the Eaton Vance group of mutual funds (the “Eaton Vance Funds”) held on April 26, 2010, the Board, including a majority of the Independent Trustees, voted to approve continuation of existing advisory and sub-advisory agreements for the Eaton Vance Funds for an additional one-year period. In voting its approval, the Board relied upon the affirmative recommendation of the Contract Review Committee of the Board, which is a committee comprised exclusively of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished for a series of meetings of the Contract Review Committee held between February and April 2010. Such information included, among other things, the following:

Information about Fees, Performance and Expenses

•	An independent report comparing the advisory and related fees paid by each fund with fees paid by comparable funds;
•	An independent report comparing each fund’s total expense ratio and its components to comparable funds;
•	An independent report comparing the investment performance of each fund (including yield where relevant) to the investment performance of comparable funds over various time periods;
•	Data regarding investment performance in comparison to relevant peer groups of similarly managed funds and appropriate indices;
•	For each fund, comparative information concerning the fees charged and the services provided by each adviser in managing other mutual funds and institutional accounts using investment strategies and techniques similar to those used in managing such fund;
•	Profitability analyses for each adviser with respect to each fund;

Information about Portfolio Management

•	Descriptions of the investment management services provided to each fund, including the investment strategies and processes employed, and any changes in portfolio management processes and personnel;
•	Information concerning the allocation of brokerage and the benefits received by each adviser as a result of brokerage allocation, including information concerning the acquisition of research through “soft dollar” benefits received in connection with the funds’ brokerage, and the implementation of a soft dollar reimbursement program established with respect to the funds;
•	Data relating to portfolio turnover rates of each fund;
•	The procedures and processes used to determine the fair value of fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

Information about each Adviser

•	Reports detailing the financial results and condition of each adviser;
•	Descriptions of the qualifications, education and experience of the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and information relating to their compensation and responsibilities with respect to managing other mutual funds and investment accounts;
•	Copies of the Codes of Ethics of each adviser and its affiliates, together with information relating to compliance with and the administration of such codes;
•	Copies of or descriptions of each adviser’s policies and procedures relating to proxy voting, the handling of corporate actions and class actions;
•	Information concerning the resources devoted to compliance efforts undertaken by each adviser and its affiliates on behalf of the funds (including descriptions of various compliance programs) and their record of compliance with investment policies and restrictions, including policies with respect to market-timing, late trading and selective portfolio disclosure, and with policies on personal securities transactions;
•	Descriptions of the business continuity and disaster recovery plans of each adviser and its affiliates;
•	A description of Eaton Vance Management’s procedures for overseeing third party advisers and sub-advisers;

Other Relevant Information

•	Information concerning the nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance Management and its affiliates;
•	Information concerning management of the relationship with the custodian, subcustodians and fund accountants by each adviser or the funds’ administrator; and
•	The terms of each advisory agreement.

Eaton Vance Municipal Income Funds

BOARD OF TRUSTEES’ CONTRACT APPROVAL CONT’D

In addition to the information identified above, the Contract Review Committee considered information provided from time to time by each adviser throughout the year at meetings of the Board and its committees. Over the course of the twelve-month period ended April 30, 2010, with respect to one or more Funds, the Board met ten times and the Contract Review Committee, the Audit Committee, the Governance Committee, the Portfolio Management Committee and the Compliance Reports and Regulatory Matters Committee, each of which is a Committee comprised solely of Independent Trustees, met nine, thirteen, three, eight and fifteen times, respectively. At such meetings, the Trustees received, among other things, presentations by the portfolio managers and other investment professionals of each adviser relating to the investment performance of each fund and the investment strategies used in pursuing the fund’s investment objective including, where relevant, the use of derivative instruments, as well as trading policies and procedures and risk management techniques.

For funds that invest through one or more underlying portfolios, the Board considered similar information about the portfolio(s) when considering the approval of advisory agreements. In addition, in cases where the fund’s investment adviser has engaged a sub-adviser, the Board considered similar information about the sub-adviser when considering the approval of any sub-advisory agreement.

The Contract Review Committee was assisted throughout the contract review process by Goodwin Procter LLP, legal counsel for the Independent Trustees. The members of the Contract Review Committee relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating each advisory and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each advisory and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each advisory and sub-advisory agreement.

Results of the Process

Based on its consideration of the foregoing, and such other information as it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuance of the investment advisory agreements of the following funds:

•	Eaton Vance Alabama Municipal Income Fund (formerly Eaton Vance Alabama Municipals Fund)
•	Eaton Vance Arkansas Municipal Income Fund (formerly Eaton Vance Arkansas Municipals Fund)
•	Eaton Vance Georgia Municipal Income Fund (formerly Eaton Vance Georgia Municipals Fund)
•	Eaton Vance Kentucky Municipal Income Fund (formerly Eaton Vance Kentucky Municipals Fund)
•	Eaton Vance Louisiana Municipal Income Fund (formerly Eaton Vance Louisiana Municipals Fund)
•	Eaton Vance Maryland Municipal Income Fund (formerly Eaton Vance Maryland Municipals Fund)
•	Eaton Vance Missouri Municipal Income Fund (formerly Eaton Vance Missouri Municipals Fund)
•	Eaton Vance North Carolina Municipal Income Fund (formerly Eaton Vance North Carolina Municipals Fund)
•	Eaton Vance Oregon Municipal Income Fund (formerly Eaton Vance Oregon Municipals Fund)
•	Eaton Vance South Carolina Municipal Income Fund (formerly Eaton Vance South Carolina Municipals Fund)
•	Eaton Vance Tennessee Municipal Income Fund (formerly Eaton Vance Tennessee Municipals Fund)
•	Eaton Vance Virginia Municipal Income Fund (formerly Eaton Vance Virginia Municipals Fund)

(the “Funds”), each with Boston Management and Research (the “Adviser”), including their fee structures, is in the interests of shareholders and, therefore, the Contract Review Committee recommended to the Board approval of each agreement. The Board accepted the recommendation of the Contract Review Committee as well as the factors considered and conclusions reached by the Contract Review Committee with respect to each agreement. Accordingly, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreement for each Fund.

Nature, Extent and Quality of Services

In considering whether to approve the investment advisory agreements of the Funds, the Board evaluated the nature, extent and quality of services provided to the Funds by the Adviser.

The Board considered the Adviser’s management capabilities and investment process with respect to the types of investments held by each Fund, including the education, experience and number of its investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Funds, including recent changes to such personnel (where applicable). In particular, the Board evaluated, where relevant, the abilities and experience of such investment personnel in analyzing factors such as credit risk, tax efficiency, and special considerations relevant to investing in municipal bonds. The Board considered the Adviser’s

Eaton Vance Municipal Income Funds

BOARD OF TRUSTEES’ CONTRACT APPROVAL CONT’D

large municipal bond team, which includes portfolio managers and credit specialists who provide services to the Funds. The Board also took into account the resources dedicated to portfolio management and other services, including the compensation methods of the Adviser to recruit and retain investment personnel, and the time and attention devoted to each Fund by senior management.

The Board also reviewed the compliance programs of the Adviser and relevant affiliates thereof. Among other matters, the Board considered compliance and reporting matters relating to personal trading by investment personnel, selective disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also evaluated the responses of the Adviser and its affiliates to requests in recent years from regulatory authorities such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.

The Board considered shareholder and other administrative services provided or managed by Eaton Vance Management and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large family of funds, including the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.

After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by the Adviser, taken as a whole, are appropriate and consistent with the terms of the respective investment advisory agreements.

Fund Performance

The Board compared each Fund’s investment performance to a relevant universe of similarly managed funds identified by an independent data provider and appropriate benchmark indices and, where relevant, a peer group of similarly managed funds. The Board reviewed comparative performance data for the one-, three-, five- and ten-year periods ended September 30, 2009 for each Fund. The Board considered the impact of extraordinary market conditions during 2008 and 2009 on each Fund’s performance relative to its peer universe in light of, among other things, the Adviser’s long-standing strategy of generating current income through investments in higher quality (including insured) municipal bonds with longer maturities. The Board noted that the Adviser had restructured management of the municipal bond team and had implemented additional processes and tools designed to manage credit and interest rate risk. The Board concluded that appropriate actions are being taken by the Adviser to improve Fund performance and that additional time is required to evaluate the effectiveness of such actions.

Management Fees and Expenses

The Board reviewed contractual investment advisory fee rates payable by each Fund (referred to as “management fees”). As part of its review, the Board considered each Fund’s management fees and total expense ratio for the year ended September 30, 2009, as compared to a group of similarly managed funds selected by an independent data provider. The Board also considered factors that had an impact on the Funds’ expense ratios, as identified by management in response to inquiries from the Contract Review Committee, as well as actions being taken to reduce expenses at the Eaton Vance fund complex level.

After reviewing the foregoing information, and in light of the nature, extent and quality of the services provided by the Adviser, the Board concluded with respect to each Fund that the management fees charged for advisory and related services are reasonable.

Profitability

The Board reviewed the level of profits realized by the Adviser and relevant affiliates thereof in providing investment advisory and administrative services to each Fund and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to revenue sharing or other payments by the Adviser and its affiliates to third parties in respect of distribution services. The Board also considered other direct or indirect benefits received by the Adviser and its affiliates in connection with their relationship with the Funds, including the benefits of research services that may be available to the Adviser as a result of securities transactions effected for a Fund and other investment advisory clients.

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by the Adviser and its affiliates are reasonable.

Economies of Scale

In reviewing management fees and profitability, the Board also considered the extent to which the Adviser and its affiliates, on the one hand, and each Fund, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from the economies of scale with respect to the

Eaton Vance Municipal Income Funds

BOARD OF TRUSTEES’ CONTRACT APPROVAL CONT’D

management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of each Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of each Fund and the profitability of the Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the benefits from economies of scale are currently being shared equitably by the Adviser and its affiliates and each Fund. The Board also concluded that, assuming reasonably foreseeable increases in the assets of each Fund, the structure of each advisory fee, which includes breakpoints at several asset levels, can be expected to cause the Adviser and its affiliates and each Fund to continue to share such benefits equitably.

Eaton Vance Municipal Income Funds

MANAGEMENT AND ORGANIZATION

Fund Management. The Trustees of Eaton Vance Municipals Trust (the Trust) are responsible for the overall management and supervision of the Trust’s affairs. The Trustees and officers of the Trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Funds’ principal underwriter and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below.

		Term of		Number of Portfolios
		Office and	Principal Occupation(s)	in Fund Complex
Name and	Trust	Length of	During Past Five Years	Overseen By	Other Directorships Held
Date of Birth	Position(s)	Service	and Other Relevant Experience	Trustee(1)	During the Last Five Years(2)

Interested Trustee

Thomas E. Faust Jr. 5/31/58	Trustee	Since 2007	Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 185 registered investment companies and 2 private investment companies managed by EVM or BMR. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust.	185	Director of EVC.

Noninterested Trustees

Benjamin C. Esty 1/2/63	Trustee	Since 2005	Roy and Elizabeth Simmons Professor of Business Administration and Finance Unit Head, Harvard University Graduate School of Business Administration.	185	None

Allen R. Freedman 4/3/40	Trustee	Since 2007	Private Investor and Consultant. Former Chairman (2002-2004) and a Director (1983-2004) of Systems & Computer Technology Corp. (provider of software to higher education). Formerly, a Director of Loring Ward International (fund distributor) (2005-2007). Formerly, Chairman and a Director of Indus International, Inc. (provider of enterprise management software to the power generating industry) (2005-2007).	185	Director of Assurant, Inc. (insurance provider) and Stonemor Partners, L.P. (owner and operator of cemeteries).

William H. Park 9/19/47	Trustee	Since 2003	Chief Financial Officer, Aveon Group, L.P. (an investment management firm) (since 2010). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (an institutional investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm) (1972-1981).	185	None

Ronald A. Pearlman 7/10/40	Trustee	Since 2003	Professor of Law, Georgetown University Law Center. Formerly, Deputy Assistant Secretary (Tax Policy) and Assistant Secretary (Tax Policy), U.S. Department of the Treasury (1983-1985). Formerly, Chief of Staff, Joint Committee on Taxation, U.S. Congress (1988-1990).	185	None

Helen Frame Peters 3/22/48	Trustee	Since 2008	Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).	185	Director of BJ’s Wholesale Club, Inc. (wholesale club retailer). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Eaton Vance Municipal Income Funds

MANAGEMENT AND ORGANIZATION CONT’D

		Term of		Number of Portfolios
		Office and	Principal Occupation(s)	in Fund Complex
Name and	Trust	Length of	During Past Five Years	Overseen By	Other Directorships Held
Date of Birth	Position(s)	Service	and Other Relevant Experience	Trustee(1)	During the Last Five Years(2)

Noninterested Trustees (continued)

Heidi L. Steiger 7/8/53	Trustee	Since 2007	Managing Partner, Topridge Associates LLC (global wealth management firm) (since 2008); Senior Advisor (since 2008), President (2005-2008), Lowenhaupt Global Advisors, LLC (global wealth management firm). Formerly, President and Contributing Editor, Worth Magazine (2004-2005). Formerly, Executive Vice President and Global Head of Private Asset Management (and various other positions), Neuberger Berman (investment firm) (1986-2004).	185	Director of Nuclear Electric Insurance Ltd. (nuclear insurance provider), Aviva USA (insurance provider) and CIFG (family of financial guaranty companies), and Advisory Director, Berkshire Capital Securities LLC (private investment banking firm).

Lynn A. Stout 9/14/57	Trustee	Since 1998	Paul Hastings Professor of Corporate and Securities Law (since 2006) and Professor of Law (2001-2006), University of California at Los Angeles School of Law. Professor Stout teaches classes in corporate law and securities regulation and is the author of numerous academic and professional papers on these areas.	185	None

Ralph F. Verni 1/26/43	Chairman of the Board and Trustee	Chairman of the Board since 2007 and Trustee since 2005	Consultant and private investor. Formerly, Chief Investment Officer (1982-1992), Chief Financial Officer (1988-1990) and Director (1982-1992), New England Life. Formerly, Chairperson, New England Mutual Funds (1982-1992). Formerly, President and Chief Executive Officer, State Street Management & Research (1992-2000). Formerly, Chairperson, State Street Research Mutual Funds (1992-2000). Formerly, Director, W.P. Carey, LLC (1998-2004) and First Pioneer Farm Credit Corp. (2002-2006).	185	None

Principal Officers who are not Trustees

Term of
Office and
Name and	Trust	Length of	Principal Occupation(s)
Date of Birth	Position(s)	Service	During Past Five Years

Thomas M. Metzold 8/3/58	President	Since 2010	Vice President of EVM and BMR. Officer of 56 registered investment companies managed by EVM or BMR.

William H. Ahern, Jr. 7/28/59	Vice President	Since 2004	Vice President of EVM and BMR. Officer of 79 registered investment companies managed by EVM or BMR.

Craig R. Brandon 12/21/66	Vice President	Since 2004	Vice President of EVM and BMR. Officer of 49 registered investment companies managed by EVM or BMR.

Cynthia J. Clemson 3/2/63	Vice President	Since 2004	Vice President of EVM and BMR. Officer of 95 registered investment companies managed by EVM or BMR.

Adam A. Weigold 3/22/75	Vice President	Since 2007	Vice President of EVM and BMR. Officer of 72 registered investment companies managed by EVM or BMR.

Barbara E. Campbell 6/19/57	Treasurer	Since 2005	Vice President of EVM and BMR. Officer of 185 registered investment companies managed by EVM or BMR.

Maureen A. Gemma 5/24/60	Secretary and Chief Legal Officer	Secretary since 2007 and Chief Legal Officer since 2008	Vice President of EVM and BMR. Officer of 185 registered investment companies managed by EVM or BMR.

Paul M. O’Neil 7/11/53	Chief Compliance Officer	Since 2004	Vice President of EVM and BMR. Officer of 185 registered investment companies managed by EVM or BMR.

Eaton Vance Municipal Income Funds

MANAGEMENT AND ORGANIZATION CONT’D

(1)	Includes both master and feeder funds in a master-feeder structure.

(2)	During their respective tenures, the Trustees also served as trustees of one or more of the following Eaton Vance funds (which operated in the years noted): Eaton Vance Credit Opportunities Fund (launched in 2005 and terminated in 2010); Eaton Vance Insured Florida Plus Municipal Bond Fund (launched in 2002 and terminated in 2009); and Eaton Vance National Municipal Income Fund (launched in 1998 and terminated in 2009).

The SAI for the Funds includes additional information about the Trustees and officers of the Funds and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

This Page Intentionally Left Blank

Investment Adviser
Boston Management and Research
Two International Place
Boston, MA 02110

Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
BNY Mellon Asset Servicing
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
1-800-262-1122

Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022

Eaton Vance Municipals Trust
Two International Place
Boston, MA 02110
* FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing the program is available to investors at www.FINRA.org.

This report must be preceded or accompanied by a current prospectus or summary prospectus, if available. Before investing, investors should consider carefully a Fund’s investment objective(s), risks, and charges and expenses. The Funds’ current prospectus or summary prospectus, if available, contains this and other information about the Funds and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-262-1122.

445-10/10	12MUNI1/1SRC

Item 2. Code of Ethics
The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.
Item 3. Audit Committee Financial Expert
The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is the Chief Financial Officer of Aveon Group, L.P. (an investment management firm). Previously, he served as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).
Item 4. Principal Accountant Fees and Services
(a) —(d)
Eaton Vance Alabama Municipal Income Fund, Eaton Vance Arkansas Municipal Income Fund, Eaton Vance Georgia Municipal Income Fund, Eaton Vance Kentucky Municipal Income Fund, Eaton Vance Louisiana Municipal Income Fund, Eaton Vance Maryland Municipal Income Fund, Eaton Vance Missouri Municipal Income Fund, Eaton Vance North Carolina Municipal Income Fund, Eaton Vance Oregon Municipal Income Fund, Eaton Vance South Carolina Municipal Income Fund, Eaton Vance Tennessee Municipal Income Fund, and Eaton Vance Virginia Municipal Income Fund (the “Fund(s)”) are series of Eaton Vance Municipals Trust (the “Trust”), a Massachusetts business trust, which, including the Funds, contains a total of 25 series (the “Series”). The Trust is registered under the Investment Company Act of 1940 as an open-end management investment company. This Form N-CSR relates to the Funds’ annual reports.
The following tables present the aggregate fees billed to each Fund for the Fund’s fiscal years ended August 31, 2009 and August 31, 2010 by the Fund’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the Funds’ annual financial statements and fees billed for other services rendered by D&T during those periods.
Eaton Vance Alabama Municipal Income Fund

Fiscal Years Ended	8/31/09	8/31/10

Audit Fees	$30,368	$28,450
Audit-Related Fees(1)	$0	$1,550
Tax Fees(2)	$8,545	$8,386
All Other Fees(3)	$0	$500

Total	$38,913	$38,976

Eaton Vance Arkansas Municipal Income Fund

Fiscal Years Ended	8/31/09	8/31/10

Audit Fees	$28,018	$25,358
Audit-Related Fees(1)	$0	$1,550
Tax Fees(2)	$9,181	$8,545
All Other Fees(3)	$0	$500

Total	$37,199	$35,953

Eaton Vance Georgia Municipal Income Fund

Fiscal Years Ended	8/31/09	8/31/10

Audit Fees	$32,588	$30,205
Audit-Related Fees(1)	$0	$1,550
Tax Fees(2)	$9,817	$9,340
All Other Fees(3)	$0	$500

Total	$42,405	$41,595

Eaton Vance Kentucky Municipal Income Fund

Fiscal Years Ended	8/31/09	8/31/10

Audit Fees	$28,258	$26,708
Audit-Related Fees(1)	$0	$1,550
Tax Fees(2)	$7,909	$7,909
All Other Fees(3)	$0	$500

Total	$36,167	$36,667

Eaton Vance Louisiana Municipal Income Fund

Fiscal Years Ended	8/31/09	8/31/10

Audit Fees	$25,810	$23,983
Audit-Related Fees(1)	$0	$1,550
Tax Fees(2)	$8,386	$8,227
All Other Fees(3)	$0	$500

Total	$34,196	$34,260

Eaton Vance Maryland Municipal Income Fund

Fiscal Years Ended	8/31/09	8/31/10

Audit Fees	$34,090	$31,708
Audit-Related Fees(1)	$0	$1,550
Tax Fees(2)	$9,658	$9,181
All Other Fees(3)	$0	$500

Total	$43,748	$42,939

Eaton Vance Missouri Municipal Income Fund

Fiscal Years Ended	8/31/09	8/31/10

Audit Fees	$29,923	$27,818
Audit-Related Fees(1)	$0	$1,550
Tax Fees(2)	$8,863	$8,545
All Other Fees(3)	$0	$500

Total	$38,786	$38,413

Eaton Vance North Carolina Municipal Income Fund

Fiscal Years Ended	8/31/09	8/31/10

Audit Fees	$33,535	$31,430
Audit-Related Fees(1)	$0	$1,550
Tax Fees(2)	$9,340	$9,022
All Other Fees(3)	$0	$500

Total	$42,875	$42,502

Eaton Vance Oregon Municipal Income Fund

Fiscal Years Ended	8/31/09	8/31/10

Audit Fees	$32,535	$29,598
Audit-Related Fees(1)	$0	$1,550
Tax Fees(2)	$9,340	$8,545
All Other Fees(3)	$0	$500

Total	$41,875	$40,193

Eaton Vance South Carolina Municipal Income Fund

Fiscal Years Ended	8/31/09	8/31/10

Audit Fees	$33,975	$29,650
Audit-Related Fees(1)	$0	$1,550
Tax Fees(2)	$10,612	$9,022
All Other Fees(3)	$0	$500

Total	$44,587	$40,722

Eaton Vance Tennessee Municipal Income Fund

Fiscal Years Ended	8/31/09	8/31/10

Audit Fees	$27,185	$25,358
Audit-Related Fees(1)	$0	$1,550
Tax Fees(2)	$8,704	$8,545
All Other Fees(3)	$0	$500

Total	$35,889	$35,953

Eaton Vance Virginia Municipal Income Fund

Fiscal Years Ended	8/31/09	8/31/10

Audit Fees	$37,580	$32,978
Audit-Related Fees(1)	$0	$1,550
Tax Fees(2)	$10,294	$8,545
All Other Fees(3)	$0	$500

Total	$47,874	$43,573

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.
The Series comprising the Trust have varying fiscal year ends (July 31, August 31, and September 30). The following table presents the aggregate audit, audit-related, tax, and other fees billed to all of the Series in the Trust by D&T for the last two fiscal years of each Series.

Fiscal Years
Ended	9/30/08	7/31/09	8/31/09	9/30/09	7/31/10	8/31/10

Audit Fees	$367,190	$248,008	$373,863	$347,513	$230,499	$343,330
Audit-Related Fees(1)	$0	$0	$0	$0	$10,800	$18,600
Tax Fees(2)	$69,750	$63,313	$110,649	$84,619	$59,497	$103,812
All Other Fees(3)	$0	$0	$0	$0	$3,500	$6,000

Total	$436,940	$311,321	$484,512	$432,132	$304,296	$471,742

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of financial statements and are not reported under the category of audit fees.

(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.
During the Funds’ fiscal years ended August 31, 2009 and August 31, 2010, $40,000 and $38,350, was billed, respectively, by D&T for work done in connection with its Rule 17Ad-13 examination of Eaton Vance Management’s assertion that it has maintained an effective internal control structure over the sub-transfer agent and registrar functions, such services being pre-approved in accordance with Rule 2-01(c) (7) (ii) of Regulation S-X.
(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge f its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.
The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.
(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01(c)(7)(i)(C) of Regulation S-X.
(f) Not applicable.
(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to all of the Series in the Trust by D&T for the last two fiscal years of each Series; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed for services rendered to the Eaton Vance organization by D&T for the last two fiscal years of each Series.

Fiscal Years
Ended	9/30/08	7/31/09	8/31/09	9/30/09	7/31/10	8/31/10

Registrant(1)	$69,750	$63,313	$110,649	$84,619	$73,797	$128,412
Eaton Vance(2)	$325,801	$266,867	$250,539	$288,889	$213,768	$240,551

(1)	Includes all of the Series of the Trust.

(2)	The investment adviser to the Series, as well as any of its affiliates that provide ongoing services to the Series, are subsidiaries of Eaton Vance Corp.
(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.
Item 5. Audit Committee of Listed Registrants
Not required in this filing.
Item 6. Schedule of Investments
Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not required in this filing.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not required in this filing.
Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases
Not required in this filing.
Item 10. Submission of Matters to a Vote of Security Holders
No Material Changes.
Item 11. Controls and Procedures
(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect the registrant’s internal control over financial reporting.
Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics — Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Eaton Vance Municipals Trust

By:	/s/ Thomas M. Metzold
Thomas M. Metzold
President

Date: October 18, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date: October 18, 2010

By:	/s/ Thomas M. Metzold
Thomas M. Metzold
President

Date: October 18, 2010